UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

FTSE Social Index Fund Admiral™ Shares - VFTAX

FTSE Social Index Fund Institutional Shares - VFTNX

Materials Index Fund ETF Shares - VAW

Materials Index Fund Admiral™ Shares - VMIAX

Communication Services Index Fund ETF Shares - VOX

Communication Services Index Fund Admiral™ Shares - VTCAX

U.S. Growth Fund Investor Shares - VWUSX

U.S. Growth Fund Admiral™ Shares - VWUAX

Utilities Index Fund ETF Shares - VPU

Utilities Index Fund Admiral™ Shares - VUIAX

Consumer Discretionary Index Fund ETF Shares - VCR

Consumer Discretionary Index Fund Admiral™ Shares - VCDAX

Consumer Staples Index Fund ETF Shares - VDC

Consumer Staples Index Fund Admiral™ Shares - VCSAX

Energy Index Fund ETF Shares - VDE

Energy Index Fund Admiral™ Shares - VENAX

Financials Index Fund ETF Shares - VFH

Financials Index Fund Admiral™ Shares - VFAIX

Health Care Index Fund ETF Shares - VHT

Health Care Index Fund Admiral™ Shares - VHCIX

Industrials Index Fund ETF Shares - VIS

Industrials Index Fund Admiral™ Shares - VINAX

Information Technology Index Fund ETF Shares - VGT

Information Technology Index Fund Admiral™ Shares - VITAX

International Growth Fund Investor Shares - VWIGX

International Growth Fund Admiral™ Shares - VWILX

Mega Cap Index Fund ETF Shares - MGC

Mega Cap Index Fund Institutional Shares - VMCTX

Mega Cap Value Index Fund ETF Shares - MGV

Mega Cap Value Index Fund Institutional Shares - VMVLX

Vanguard FTSE Social Index Fund

Admiral™ Shares (VFTAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$24,856
Number of Portfolio Holdings	398
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.6%
Consumer Discretionary	15.7%
Consumer Staples	4.0%
Energy	0.0%
Financials	9.4%
Health Care	10.3%
Industrials	6.8%
Real Estate	2.3%
Technology	46.4%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR513

Vanguard FTSE Social Index Fund

Institutional Shares (VFTNX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$24,856
Number of Portfolio Holdings	398
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.6%
Consumer Discretionary	15.7%
Consumer Staples	4.0%
Energy	0.0%
Financials	9.4%
Health Care	10.3%
Industrials	6.8%
Real Estate	2.3%
Technology	46.4%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR223

Vanguard Materials Index Fund

ETF Shares (VAW) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$4,733
Number of Portfolio Holdings	115
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Chemicals	48.4%
Construction Materials	12.7%
Containers & Packaging	10.4%
Metals & Mining	27.6%
Paper & Forest Products	0.5%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR952

Vanguard Materials Index Fund

Admiral™ Shares (VMIAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$4,733
Number of Portfolio Holdings	115
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Chemicals	48.4%
Construction Materials	12.7%
Containers & Packaging	10.4%
Metals & Mining	27.6%
Paper & Forest Products	0.5%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5481

Vanguard Communication Services Index Fund

ETF Shares (VOX) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,323
Number of Portfolio Holdings	119
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Diversified Telecommunication Services	11.2%
Entertainment	24.7%
Interactive Media & Services	47.8%
Media	12.7%
Wireless Telecommunication Services	3.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR959

Vanguard Communication Services Index Fund

Admiral™ Shares (VTCAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,323
Number of Portfolio Holdings	119
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Diversified Telecommunication Services	11.2%
Entertainment	24.7%
Interactive Media & Services	47.8%
Media	12.7%
Wireless Telecommunication Services	3.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5488

Vanguard U.S. Growth Fund

Investor Shares (VWUSX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$43,704
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communication Services	16.2%
Consumer Discretionary	13.6%
Consumer Staples	1.2%
Financials	6.0%
Health Care	10.7%
Industrials	6.3%
Information Technology	42.2%
Materials	0.3%
Other	0.3%
Real Estate	1.3%
Utilities	0.5%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR23

Vanguard U.S. Growth Fund

Admiral™ Shares (VWUAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$43,704
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communication Services	16.2%
Consumer Discretionary	13.6%
Consumer Staples	1.2%
Financials	6.0%
Health Care	10.7%
Industrials	6.3%
Information Technology	42.2%
Materials	0.3%
Other	0.3%
Real Estate	1.3%
Utilities	0.5%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR523

Vanguard Utilities Index Fund

ETF Shares (VPU) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,029
Number of Portfolio Holdings	70
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Electric Utilities	61.7%
Gas Utilities	4.8%
Independent Power and Renewable Electricity Producers	6.0%
Multi-Utilities	24.0%
Water Utilities	3.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR960

Vanguard Utilities Index Fund

Admiral™ Shares (VUIAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,029
Number of Portfolio Holdings	70
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Electric Utilities	61.7%
Gas Utilities	4.8%
Independent Power and Renewable Electricity Producers	6.0%
Multi-Utilities	24.0%
Water Utilities	3.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5489

Vanguard Consumer Discretionary Index Fund

ETF Shares (VCR) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,681
Number of Portfolio Holdings	288
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Automobile Components	2.0%
Automobiles	19.1%
Broadline Retail	25.8%
Distributors	0.7%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	20.9%
Household Durables	5.0%
Leisure Products	1.0%
Specialty Retail	20.0%
Textiles, Apparel & Luxury Goods	3.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR954

Vanguard Consumer Discretionary Index Fund

Admiral™ Shares (VCDAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,681
Number of Portfolio Holdings	288
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Automobile Components	2.0%
Automobiles	19.1%
Broadline Retail	25.8%
Distributors	0.7%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	20.9%
Household Durables	5.0%
Leisure Products	1.0%
Specialty Retail	20.0%
Textiles, Apparel & Luxury Goods	3.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5483

Vanguard Consumer Staples Index Fund

ETF Shares (VDC) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$9,866
Number of Portfolio Holdings	107
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Beverages	19.4%
Consumer Staples Distribution & Retail	38.4%
Food Products	14.1%
Household Products	16.1%
Life Sciences Tools & Services	0.0%
Personal Care Products	3.5%
Tobacco	8.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR955

Vanguard Consumer Staples Index Fund

Admiral™ Shares (VCSAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$9,866
Number of Portfolio Holdings	107
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Beverages	19.4%
Consumer Staples Distribution & Retail	38.4%
Food Products	14.1%
Household Products	16.1%
Life Sciences Tools & Services	0.0%
Personal Care Products	3.5%
Tobacco	8.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5484

Vanguard Energy Index Fund

ETF Shares (VDE) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,325
Number of Portfolio Holdings	110
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	39.0%
Oil & Gas Drilling	1.4%
Oil & Gas Equipment & Services	11.1%
Oil & Gas Exploration & Production	22.4%
Oil & Gas Refining & Marketing	9.3%
Oil & Gas Storage & Transportation	15.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR951

Vanguard Energy Index Fund

Admiral™ Shares (VENAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,325
Number of Portfolio Holdings	110
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	39.0%
Oil & Gas Drilling	1.4%
Oil & Gas Equipment & Services	11.1%
Oil & Gas Exploration & Production	22.4%
Oil & Gas Refining & Marketing	9.3%
Oil & Gas Storage & Transportation	15.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5480

Vanguard Financials Index Fund

ETF Shares (VFH) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$13,887
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Banks	28.7%
Capital Markets	24.9%
Consumer Finance	4.8%
Financial Services	22.4%
Insurance	15.0%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Other Assets and Liabilities—Net	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR957

Vanguard Financials Index Fund

Admiral™ Shares (VFAIX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$13,887
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Banks	28.7%
Capital Markets	24.9%
Consumer Finance	4.8%
Financial Services	22.4%
Insurance	15.0%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Other Assets and Liabilities—Net	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5486

Vanguard Health Care Index Fund

ETF Shares (VHT) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$20,252
Number of Portfolio Holdings	415
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Biotechnology	22.8%
Health Care Equipment & Supplies	18.9%
Health Care Providers & Services	16.3%
Health Care Technology	0.6%
Life Sciences Tools & Services	8.5%
Other	0.0%
Pharmaceuticals	32.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR956

Vanguard Health Care Index Fund

Admiral™ Shares (VHCIX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$20,252
Number of Portfolio Holdings	415
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Biotechnology	22.8%
Health Care Equipment & Supplies	18.9%
Health Care Providers & Services	16.3%
Health Care Technology	0.6%
Life Sciences Tools & Services	8.5%
Other	0.0%
Pharmaceuticals	32.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5485

Vanguard Industrials Index Fund

ETF Shares (VIS) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$8,128
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Aerospace & Defense	24.1%
Air Freight & Logistics	3.2%
Building Products	6.1%
Commercial Services & Supplies	5.8%
Construction & Engineering	4.5%
Electrical Equipment	11.9%
Ground Transportation	8.0%
Industrial Conglomerates	3.4%
Machinery	20.6%
Marine Transportation	0.2%
Passenger Airlines	1.8%
Professional Services	5.4%
Trading Companies & Distributors	4.6%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR953

Vanguard Industrials Index Fund

Admiral™ Shares (VINAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$8,128
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Aerospace & Defense	24.1%
Air Freight & Logistics	3.2%
Building Products	6.1%
Commercial Services & Supplies	5.8%
Construction & Engineering	4.5%
Electrical Equipment	11.9%
Ground Transportation	8.0%
Industrial Conglomerates	3.4%
Machinery	20.6%
Marine Transportation	0.2%
Passenger Airlines	1.8%
Professional Services	5.4%
Trading Companies & Distributors	4.6%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5482

Vanguard Information Technology Index Fund

ETF Shares (VGT) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$126,509
Number of Portfolio Holdings	322
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communications Equipment	4.3%
Electronic Equipment, Instruments & Components	6.3%
IT Services	4.3%
Other	0.0%
Semiconductors & Semiconductor Equipment	40.1%
Software	26.1%
Technology Hardware, Storage & Peripherals	18.8%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR958

Vanguard Information Technology Index Fund

Admiral™ Shares (VITAX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$126,509
Number of Portfolio Holdings	322
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communications Equipment	4.3%
Electronic Equipment, Instruments & Components	6.3%
IT Services	4.3%
Other	0.0%
Semiconductors & Semiconductor Equipment	40.1%
Software	26.1%
Technology Hardware, Storage & Peripherals	18.8%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5487

Vanguard International Growth Fund

Investor Shares (VWIGX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$44,950
Number of Portfolio Holdings	127
Portfolio Turnover Rate	10%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Asia	40.3%
Europe	46.4%
North America	8.3%
Oceania	0.6%
South America	2.4%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR81

Vanguard International Growth Fund

Admiral™ Shares (VWILX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$44,950
Number of Portfolio Holdings	127
Portfolio Turnover Rate	10%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Asia	40.3%
Europe	46.4%
North America	8.3%
Oceania	0.6%
South America	2.4%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR581

Vanguard Mega Cap Index Fund

ETF Shares (MGC) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,336
Number of Portfolio Holdings	183
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.0%
Consumer Discretionary	13.6%
Consumer Staples	3.7%
Energy	2.7%
Financials	9.6%
Health Care	9.8%
Industrials	9.9%
Real Estate	1.0%
Technology	44.9%
Telecommunications	2.1%
Utilities	1.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3137

Vanguard Mega Cap Index Fund

Institutional Shares (VMCTX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,336
Number of Portfolio Holdings	183
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.0%
Consumer Discretionary	13.6%
Consumer Staples	3.7%
Energy	2.7%
Financials	9.6%
Health Care	9.8%
Industrials	9.9%
Real Estate	1.0%
Technology	44.9%
Telecommunications	2.1%
Utilities	1.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR828

Vanguard Mega Cap Value Index Fund

ETF Shares (MGV) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,987
Number of Portfolio Holdings	132
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	8.5%
Energy	6.4%
Financials	22.0%
Health Care	16.9%
Industrials	16.2%
Real Estate	1.0%
Technology	8.8%
Telecommunications	4.2%
Utilities	3.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3139

Vanguard Mega Cap Value Index Fund

Institutional Shares (VMVLX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$11,987
Number of Portfolio Holdings	132
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	8.5%
Energy	6.4%
Financials	22.0%
Health Care	16.9%
Industrials	16.2%
Real Estate	1.0%
Technology	8.8%
Telecommunications	4.2%
Utilities	3.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR839

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard U.S. Growth Fund

Contents
Financial Statements	1

U.S. Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Communication Services (16.2%)
	Alphabet Inc. Class C	7,064,339	2,200,047
	Meta Platforms Inc. Class A	3,081,490	1,997,360
*	Netflix Inc.	12,901,108	1,241,603
	Alphabet Inc. Class A	2,449,183	763,557
*	Spotify Technology SA	1,035,668	533,307
	Walt Disney Co.	1,762,105	186,854
*	Roblox Corp. Class A	2,494,268	171,256
			7,093,984
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	13,708,166	2,878,715
*	Tesla Inc.	3,068,071	1,234,929
*	DoorDash Inc. Class A	3,778,278	666,753
	Hilton Worldwide Holdings Inc.	735,164	229,209
*	Wayfair Inc. Class A	1,929,445	147,275
*	SharkNinja Inc.	1,144,375	140,609
*	DraftKings Inc. Class A	4,356,757	103,865
	Home Depot Inc.	272,330	103,682
	Industria de Diseno Textil SA	1,488,076	99,370
*	YETI Holdings Inc.	2,149,413	93,951
*	Duolingo Inc.	864,731	87,338
*	MercadoLibre Inc.	35,084	61,663
*	Rivian Automotive Inc. Class A	2,711,030	41,560
*	Sweetgreen Inc. Class A	6,165,254	34,217
			5,923,136
Consumer Staples (1.2%)
	Walmart Inc.	2,136,696	273,390
	Costco Wholesale Corp.	241,674	244,282
*	Oddity Tech Ltd. Class A	1,780,553	20,957
			538,629
Financials (6.0%)
	Mastercard Inc. Class A	1,766,453	913,627
	Visa Inc. Class A (XNYS)	1,115,800	357,212
	MSCI Inc.	338,705	193,682
	S&P Global Inc.	416,445	184,019
	KKR & Co. Inc.	1,903,335	166,884
	Tradeweb Markets Inc. Class A	1,060,566	130,720
*	Corpay Inc.	376,217	122,308
*	Affirm Holdings Inc.	2,358,012	110,779
*	Block Inc. (XNYS)	1,589,647	101,261
	Nasdaq Inc.	1,065,811	93,344
*	Lemonade Inc.	1,702,275	88,076
	American Express Co.	247,363	76,410
	Morgan Stanley	300,707	50,071
*	Coinbase Global Inc. Class A	150,375	26,443
			2,614,836
Health Care (10.7%)
	Eli Lilly & Co.	1,476,366	1,553,122
*	Intuitive Surgical Inc.	972,173	489,499
	Stryker Corp.	1,101,893	426,939
*	Guardant Health Inc.	2,592,335	243,420
	Ensign Group Inc.	1,089,404	233,318
*	IDEXX Laboratories Inc.	311,865	204,811
*	Alnylam Pharmaceuticals Inc.	554,294	184,536
*,1	Penumbra Inc.	502,939	173,207
*	Vertex Pharmaceuticals Inc.	310,269	154,151
*,1	Moderna Inc.	2,550,076	136,608
*	Medline Inc. Class A	2,836,409	134,758
*	Natera Inc.	602,622	125,369
1

U.S. Growth Fund
		Shares	Market Value• ($000)
*,1	Tempus AI Inc.	2,204,362	117,382
*	Insulet Corp.	473,849	116,856
*	United Therapeutics Corp.	186,211	93,832
	UCB SA	288,448	86,645
*	Edwards Lifesciences Corp.	807,923	69,861
*	Denali Therapeutics Inc.	3,037,857	64,342
*	Doximity Inc. Class A	1,849,118	45,359
*,1	Recursion Pharmaceuticals Inc. Class A	3,258,587	11,959
*,2	ABIOMED Inc. CVR	718,252	733
			4,666,707
Industrials (6.3%)
	General Electric Co.	2,527,895	865,197
	Fastenal Co.	7,996,872	368,176
*	Axon Enterprise Inc.	565,528	306,742
	Waste Connections Inc. (XTSE)	1,705,171	293,511
*	Boeing Co.	1,135,115	258,273
*	Uber Technologies Inc.	3,146,461	237,306
	TransUnion	2,181,957	171,393
	Watsco Inc.	375,462	156,692
*	RBC Bearings Inc.	109,187	62,883
	GE Vernova Inc.	55,740	48,694
			2,768,867
Information Technology (42.2%)
	NVIDIA Corp.	28,129,974	4,984,350
	Apple Inc.	11,214,827	2,962,733
	Microsoft Corp.	7,515,122	2,951,489
	Broadcom Inc.	5,639,375	1,802,062
*	Shopify Inc. Class A (XTSE)	6,569,790	793,171
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,483,568	555,715
*	Cloudflare Inc. Class A	3,089,901	532,050
*	Cadence Design Systems Inc.	1,475,105	444,597
*	AppLovin Corp. Class A	833,506	362,383
	ASML Holding NVDR (Registered)	232,745	337,610
	Analog Devices Inc.	768,827	273,541
*	Snowflake Inc.	1,616,952	272,311
*	Arista Networks Inc.	1,897,984	253,381
*	Datadog Inc. Class A	1,861,681	208,434
*	Advanced Micro Devices Inc.	1,024,793	205,174
*	Crowdstrike Holdings Inc. Class A	517,552	192,519
	Intuit Inc.	463,755	189,690
	Amphenol Corp. Class A	1,273,689	186,035
*	ServiceNow Inc.	1,708,284	184,512
*	Samsara Inc. Class A	5,072,890	146,606
*	Palantir Technologies Inc. Class A	865,253	118,704
*	Workday Inc. Class A	841,299	112,532
	Oracle Corp.	731,701	106,389
*	Aurora Innovation Inc.	19,763,427	92,493
	Monolithic Power Systems Inc.	66,597	76,103
*,1	Figma Inc. Class A	2,448,214	71,953
*	ARM Holdings plc ADR	116,704	14,874
*	Circle Internet Group Inc.	105,331	8,789
			18,440,200
Materials (0.3%)
*	Knife River Corp.	1,240,535	110,383
Other (0.3%)
	iShares Russell 1000 Growth ETF	254,250	114,461
Real Estate (1.3%)
	Welltower Inc.	1,680,925	348,153
*	CoStar Group Inc.	4,158,782	185,607
	Lineage Inc.	1,414,744	57,325
			591,085
Utilities (0.5%)
	Constellation Energy Corp.	709,725	234,124
Total Common Stocks (Cost $19,570,799)			43,096,412
2

U.S. Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.693%	4,837,806	483,732
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Bank of America Securities, LLC 3.680%, 3/2/2026 (Dated 2/27/2026, Repurchase Value $76,123, collateralized by U.S. Government Agency Obligations 1.500%–6.500%, 8/1/2034–6/20/2055, with a value of $77,622)	76,100	76,100
	Nomura International plc 3.660%, 3/2/2026 (Dated 2/27/2026, Repurchase Value $32,110, collateralized by U.S. Treasury Obligations 0.500%–4.125%, 5/31/2027–2/15/2053, with a value of $32,747)	32,100	32,100
	Societe Generale 3.660%, 3/2/2026 (Dated 2/27/2026, Repurchase Value $101,331, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2042, with a value of $103,326)	101,300	101,300
			209,500
Total Temporary Cash Investments (Cost $693,161)			693,232
Total Investments (100.2%) (Cost $20,263,960)			43,789,644
Other Assets and Liabilities—Net (-0.2%)			(85,417)
Net Assets (100%)			43,704,227
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $98,365.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $102,948 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	639	319,561	3,053
E-mini S&P 500 Index	March 2026	39	13,434	(239)
				2,814

See accompanying Notes, which are an integral part of the Financial Statements.
3

U.S. Growth Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,780,299)	43,305,912
Affiliated Issuers (Cost $483,661)	483,732
Total Investments in Securities	43,789,644
Investment in Vanguard	1,071
Cash	80
Cash Collateral Pledged—Futures Contracts	25,406
Foreign Currency, at Value (Cost $980)	1,093
Receivables for Investment Securities Sold	173,323
Receivables for Accrued Income	15,677
Receivables for Capital Shares Issued	6,972
Total Assets	44,013,266
Liabilities
Payables for Investment Securities Purchased	157,101
Collateral for Securities on Loan	102,948
Payables to Investment Advisor	13,630
Payables for Capital Shares Redeemed	31,913
Payables to Vanguard	2,333
Variation Margin Payable—Futures Contracts	1,114
Total Liabilities	309,039
Net Assets	43,704,227
1 Includes $98,365 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	18,106,797
Total Distributable Earnings (Loss)	25,597,430
Net Assets	43,704,227

Investor Shares—Net Assets
Applicable to 121,987,832 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,562,101
Net Asset Value Per Share—Investor Shares	$70.19

Admiral™ Shares—Net Assets
Applicable to 193,297,976 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,142,126
Net Asset Value Per Share—Admiral Shares	$181.80

See accompanying Notes, which are an integral part of the Financial Statements.
4

U.S. Growth Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	76,754
Interest[2]	15,630
Securities Lending—Net	1,875
Total Income	94,259
Expenses
Investment Advisory Fees—Note B
Basic Fee	35,866
Performance Adjustment	(1,815)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,728
Management and Administrative—Admiral Shares	24,084
Marketing and Distribution—Investor Shares	249
Marketing and Distribution—Admiral Shares	676
Custodian Fees	104
Shareholders’ Reports—Investor Shares	102
Shareholders’ Reports—Admiral Shares	89
Trustees’ Fees and Expenses	13
Other Expenses	12
Total Expenses	70,108
Expenses Paid Indirectly	(169)
Net Expenses	69,939
Net Investment Income	24,320
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,116,928
Futures Contracts	25,694
Foreign Currencies	(62)
Realized Net Gain (Loss)	3,142,560
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,947,631)
Futures Contracts	(8,185)
Foreign Currencies	14
Change in Unrealized Appreciation (Depreciation)	(4,955,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,788,922)
1	Dividends are net of foreign withholding taxes of $1,140.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,843, $26, and ($15), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

U.S. Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,320	112,520
Realized Net Gain (Loss)	3,142,560	3,741,837
Change in Unrealized Appreciation (Depreciation)	(4,955,802)	5,943,900
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,788,922)	9,798,257
Distributions
Investor Shares	(807,658)	(455,835)
Admiral Shares	(3,404,496)	(1,693,525)
Total Distributions	(4,212,154)	(2,149,360)
Capital Share Transactions
Investor Shares	(741,382)	(1,159,885)
Admiral Shares	1,191,139	(2,459,782)
Net Increase (Decrease) from Capital Share Transactions	449,757	(3,619,667)
Total Increase (Decrease)	(5,551,319)	4,029,230
Net Assets
Beginning of Period	49,255,546	45,226,316
End of Period	43,704,227	49,255,546

See accompanying Notes, which are an integral part of the Financial Statements.
6

U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.23	$68.21	$52.21	$43.59	$76.41	$62.28
Investment Operations
Net Investment Income (Loss)[1]	.007	.118	.126	.169	.074	(.013)
Net Realized and Unrealized Gain (Loss) on Investments	(2.991)	15.186	16.033	8.595	(24.184)	16.700
Total from Investment Operations	(2.984)	15.304	16.159	8.764	(24.110)	16.687
Distributions
Dividends from Net Investment Income	(.050)	(.141)	(.159)	(.144)	(.001)	(.019)
Distributions from Realized Capital Gains	(7.006)	(3.143)	—	—	(8.709)	(2.538)
Total Distributions	(7.056)	(3.284)	(.159)	(.144)	(8.710)	(2.557)
Net Asset Value, End of Period	$70.19	$80.23	$68.21	$52.21	$43.59	$76.41
Total Return[2]	-4.11%	22.99%	31.01%	20.19%	-35.32%	27.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,562	$10,434	$9,898	$8,710	$7,935	$13,405
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.35%[4]	0.32%[5]	0.30%[4]	0.33%[4]	0.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	0.16%	0.21%	0.38%	0.13%	(0.02%)
Portfolio Turnover Rate	23%	29%	37%	37%	23%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.03%), (0.06%), (0.06%), (0.02%), and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%, 0.35%, 0.30%, and 0.33%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$207.96	$176.81	$135.31	$112.99	$198.03	$161.42
Investment Operations
Net Investment Income[1]	.124	.492	.482	.552	.338	.138
Net Realized and Unrealized Gain (Loss) on Investments	(7.752)	39.360	41.557	22.260	(62.667)	43.277
Total from Investment Operations	(7.628)	39.852	42.039	22.812	(62.329)	43.415
Distributions
Dividends from Net Investment Income	(.365)	(.552)	(.539)	(.492)	(.135)	(.224)
Distributions from Realized Capital Gains	(18.167)	(8.150)	—	—	(22.576)	(6.581)
Total Distributions	(18.532)	(8.702)	(.539)	(.492)	(22.711)	(6.805)
Net Asset Value, End of Period	$181.80	$207.96	$176.81	$135.31	$112.99	$198.03
Total Return[2]	-4.06%	23.10%	31.15%	20.30%	-35.26%	27.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,142	$38,822	$35,328	$29,183	$26,547	$41,539
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.25%[4]	0.22%[5]	0.20%[4]	0.23%[4]	0.28%
Ratio of Net Investment Income to Average Net Assets	0.13%	0.26%	0.31%	0.48%	0.23%	0.08%
Portfolio Turnover Rate	23%	29%	37%	37%	23%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.03%), (0.06%), (0.06%), (0.02%), and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%, 0.25%, 0.20%, and 0.23%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell
9

U.S. Growth Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Jennison Associates LLC, and Wellington Management Company LLP. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for periods prior to August 1, 2024, and to the new benchmark Russell 3000 Growth Index, beginning August 1, 2024, for the preceding three years. The basic fees of Jennison Associates LLC and Wellington Management Company LLP are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The benchmark change will be fully phased in by August 2027.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended February 28, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $1,815,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $1,071,000, representing less than 0.01% of the fund’s net assets and 0.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 28, 2026, these arrangements reduced the fund’s expenses by $169,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
10

U.S. Growth Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,909,664	186,015	733	43,096,412
Temporary Cash Investments	483,732	209,500	—	693,232
Total	43,393,396	395,515	733	43,789,644
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,053	—	—	3,053
Liabilities
Futures Contracts[1]	(239)	—	—	(239)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,373,863
Gross Unrealized Appreciation	24,573,886
Gross Unrealized Depreciation	(1,155,291)
Net Unrealized Appreciation (Depreciation)	23,418,595
G.	During the six months ended February 28, 2026, the fund purchased $10,790,907,000 of investment securities and sold $14,026,612,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $0 and sales were $33,116,000, resulting in net realized gain of $12,015,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	217,499	2,753	915,313	13,703
Issued in Lieu of Cash Distributions	778,320	10,595	438,407	6,088
Redeemed	(1,737,201)	(21,413)	(2,513,605)	(34,850)
Net Increase (Decrease)—Investor Shares	(741,382)	(8,065)	(1,159,885)	(15,059)
Admiral Shares
Issued	1,890,312	9,019	2,453,896	13,213
Issued in Lieu of Cash Distributions	3,155,063	16,585	1,583,818	8,491
Redeemed	(3,854,236)	(18,990)	(6,497,496)	(34,834)
Net Increase (Decrease)—Admiral Shares	1,191,139	6,614	(2,459,782)	(13,130)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
11

U.S. Growth Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q232 042026
12

Financial Statements
For the six-months ended February 28, 2026
Vanguard International Growth Fund

Contents
Financial Statements	1

International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.0%)
Australia (0.6%)
	WiseTech Global Ltd.	8,562,314	289,863
Austria (0.6%)
	Erste Group Bank AG	2,265,323	268,881
Belgium (1.3%)
*	Argenx SE	475,698	368,013
	UCB SA	657,719	197,568
			565,581
Brazil (2.4%)
*	NU Holdings Ltd. Class A	64,262,851	962,657
	Raia Drogasil SA	21,905,087	107,165
			1,069,822
Canada (2.0%)
*	Shopify Inc. Class A (XTSE)	3,592,439	433,715
	Toronto-Dominion Bank	3,493,174	340,290
	Kinross Gold Corp.	3,723,141	137,719
			911,724
China (9.3%)
	Tencent Holdings Ltd.	13,724,800	903,007
	BYD Co. Ltd. Class H	68,856,900	830,077
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	9,843,700	489,756
*	PDD Holdings Inc. ADR	4,491,188	465,871
*,1	Meituan Class B	31,947,868	328,967
*,1	Wuxi Biologics Cayman Inc.	52,302,000	268,530
[1]	Ganfeng Lithium Group Co. Ltd. Class H	25,540,600	223,875
	Tencent Music Entertainment Group ADR	12,636,981	184,500
	Shenzhen Inovance Technology Co. Ltd. Class A	17,103,678	181,617
	Contemporary Amperex Technology Co. Ltd. Class A	3,636,259	180,916
*,1	Akeso Inc.	9,995,000	136,168
			4,193,284
Denmark (3.8%)
	DSV A/S	3,122,466	805,975
	Vestas Wind Systems A/S	9,218,337	235,660
	Novo Nordisk A/S Class B	5,398,558	204,193
*	Genmab A/S	679,798	200,151
[2]	Ambu A/S Class B	15,259,465	193,393
*	Zealand Pharma A/S	1,158,496	67,059
			1,706,431
France (4.4%)
	Hermes International SCA	232,083	557,803
	L'Oreal SA (XPAR)	1,125,115	527,168
	Schneider Electric SE	1,040,885	340,172
	Legrand SA	1,680,797	304,438
	LVMH Moet Hennessy Louis Vuitton SE	303,245	193,780
*	SOITEC	908,310	43,800
			1,967,161
Germany (3.5%)
	SAP SE	1,728,785	347,300
[2]	Beiersdorf AG	2,274,530	287,719
[2]	Bayerische Motoren Werke AG (XETR)	2,577,594	270,141
	Infineon Technologies AG	4,835,592	260,613
	Siemens AG (Registered)	847,753	245,122
*,1	Delivery Hero SE	7,227,644	166,235
			1,577,130
Hong Kong (1.6%)
	AIA Group Ltd.	63,742,600	703,178
1

International Growth Fund
		Shares	Market Value• ($000)
India (1.9%)
	HDFC Bank Ltd.	48,005,348	469,252
	Reliance Industries Ltd.	14,001,631	214,888
*,2	MakeMyTrip Ltd.	3,065,801	173,126
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	166,185	728
			857,994
Indonesia (0.3%)
	Bank Central Asia Tbk PT	289,373,400	123,560
Israel (0.2%)
*	Wix.com Ltd.	1,281,663	90,306
Italy (2.7%)
	Ferrari NV	1,354,937	511,925
	Prysmian SpA	2,261,235	272,368
	FinecoBank Banca Fineco SpA	10,775,089	253,582
[2]	Brunello Cucinelli SpA	1,929,867	186,743
			1,224,618
Japan (13.1%)
	Advantest Corp.	6,930,200	1,200,098
	Keyence Corp.	2,225,900	938,109
	Disco Corp.	1,595,000	766,885
	MS&AD Insurance Group Holdings Inc.	13,680,100	381,215
	Mitsubishi UFJ Financial Group Inc.	19,422,600	360,561
	Fast Retailing Co. Ltd.	625,400	274,214
	ITOCHU Corp.	17,257,000	249,861
	Hoya Corp.	1,265,800	228,639
	KDDI Corp.	11,226,700	192,847
	SBI Holdings Inc.	8,530,300	182,452
	Recruit Holdings Co. Ltd.	3,990,800	173,661
	Sony Group Corp.	7,124,100	163,771
	Daikin Industries Ltd.	1,146,500	145,668
	SMC Corp.	289,200	138,340
	Lasertec Corp.	634,600	136,821
	FUJIFILM Holdings Corp.	5,275,800	108,491
	SoftBank Group Corp.	3,609,200	92,417
	Shimano Inc.	734,000	78,359
	Terumo Corp.	5,406,000	73,146
			5,885,555
Netherlands (7.0%)
	ASML Holding NV	1,179,885	1,716,034
*,1	Adyen NV	730,994	858,426
	EXOR NV	4,221,387	370,465
	Heineken NV	2,376,229	220,084
			3,165,009
Norway (0.5%)
	DNB Bank ASA	7,126,111	225,573
Singapore (2.6%)
*	Sea Ltd. ADR	10,771,712	1,168,192
South Korea (3.5%)
	SK Hynix Inc.	848,601	627,449
*	Coupang Inc.	29,130,659	555,813
	Samsung Electronics Co. Ltd. (XKRX)	2,469,555	369,621
			1,552,883
Spain (1.3%)
	Banco Bilbao Vizcaya Argentaria SA	15,819,658	366,408
	Iberdrola SA (XMAD)	8,813,310	208,023
			574,431
Sweden (5.4%)
*	Spotify Technology SA	2,377,533	1,224,287
	Atlas Copco AB Class A	46,416,941	998,626
	Svenska Handelsbanken AB Class A	7,530,098	120,386
*	Kinnevik AB Class B	12,175,929	85,640
			2,428,939
2

International Growth Fund
		Shares	Market Value• ($000)
Switzerland (6.0%)
	Roche Holding AG	1,286,505	612,250
	Galderma Group AG	2,847,220	537,299
[1]	VAT Group AG	594,276	419,134
	Cie Financiere Richemont SA Class A (Registered)	1,344,101	274,005
	Lonza Group AG (Registered)	283,780	197,381
	Chocoladefabriken Lindt & Spruengli AG	11,916	196,729
	Alcon AG	2,051,512	177,842
	Belimo Holding AG (Registered)	158,134	157,609
	Temenos AG (Registered)	1,484,919	137,757
			2,710,006
Taiwan (7.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	54,208,000	3,382,479
	Hon Hai Precision Industry Co. Ltd.	16,199,000	123,903
			3,506,382
United Kingdom (8.9%)
	RELX plc	16,291,328	569,111
*	Wise plc Class A	42,704,541	494,812
	AstraZeneca plc	2,122,759	446,698
	Shell plc (XETR)	9,420,886	391,422
	Haleon plc	54,633,321	299,879
	London Stock Exchange Group plc	2,263,016	269,624
	Rio Tinto plc	2,624,365	259,995
	Reckitt Benckiser Group plc (XLON)	2,872,944	253,103
	HSBC Holdings plc	13,009,233	243,156
	Unilever plc	2,618,614	192,421
*	ARM Holdings plc ADR	937,388	119,470
	Sage Group plc	10,099,679	111,134
*	Ocado Group plc	30,959,031	88,019
	Whitbread plc	2,504,439	87,685
	Bunzl plc	2,920,422	86,170
	Shell plc	1,983,468	82,727
*,3,4,5	Brandtech Group LLC PP Class A (Acquired 9/23/2015, Cost $44,800)	33,633,606	21,256
			4,016,682
United States (6.3%)
*	MercadoLibre Inc.	779,712	1,370,406
	NVIDIA Corp.	2,420,545	428,896
	Microsoft Corp.	891,102	349,972
*,2	Moderna Inc.	5,967,346	319,671
*	Atlassian Corp. Ltd. Class A	2,406,057	180,767
*	Block Inc. (XNYS)	1,575,544	100,362
*	Mobileye Global Inc. Class A	4,975,675	42,094
*	Liberty Media Corp.-Liberty Formula One Class C	378,439	34,661
			2,826,829
Total Common Stocks (Cost $27,706,233)			43,610,014
Preferred Stock (1.0%)
[2]	Sartorius AG Preference Shares (Cost $708,773)	1,514,051	428,554
3

International Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7]	Vanguard Market Liquidity Fund, 3.693% (Cost $957,364)	9,574,411	957,345
Total Investments (100.1%) (Cost $29,372,370)			44,995,913
Other Assets and Liabilities—Net (-0.1%)			(45,502)
Net Assets (100%)			44,950,411
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $2,401,335, representing 5.3% of net assets.
2 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,495.
3 Restricted securities totaling $21,984, representing 0.0% of net assets.
4 Security value determined using significant unobservable inputs.
5 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Collateral of $52,017 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	2,474	391,523	5,655
MSCI Emerging Markets Index	March 2026	2,474	198,378	4,029
				9,684

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	USD	11,168	EUR	9,550	—	(127)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	20,493	SEK	190,539	—	(638)
						—	(765)
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Growth Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $28,370,206)	44,017,312
Affiliated Issuers (Cost $1,002,164)	978,601
Total Investments in Securities	44,995,913
Investment in Vanguard	1,054
Cash	8
Cash Collateral Pledged—Futures Contracts	18,479
Cash Collateral Pledged—Forward Currency Contracts	1,150
Receivables for Investment Securities Sold	151,477
Receivables for Accrued Income	103,924
Receivables for Capital Shares Issued	19,382
Other Assets	421
Total Assets	45,291,808
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $3,662)	198
Payables for Investment Securities Purchased	222,809
Collateral for Securities on Loan	52,017
Payables to Investment Advisor	11,016
Payables for Capital Shares Redeemed	26,453
Payables to Vanguard	3,399
Variation Margin Payable—Futures Contracts	1,556
Unrealized Depreciation—Forward Currency Contracts	765
Deferred Foreign Capital Gains Taxes	23,184
Total Liabilities	341,397
Net Assets	44,950,411
1 Includes $41,495 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	27,175,847
Total Distributable Earnings (Loss)	17,774,564
Net Assets	44,950,411

Investor Shares—Net Assets
Applicable to 155,182,148 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,743,813
Net Asset Value Per Share—Investor Shares	$37.01

Admiral™ Shares—Net Assets
Applicable to 333,216,386 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,206,598
Net Asset Value Per Share—Admiral Shares	$117.66

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Growth Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	140,222
Interest—Unaffiliated Issuers	355
Interest—Affiliated Issuers	12,241
Securities Lending—Net	63
Total Income	152,881
Expenses
Investment Advisory Fees—Note B
Basic Fee	32,173
Performance Adjustment	(9,177)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,212
Management and Administrative—Admiral Shares	25,193
Marketing and Distribution—Investor Shares	155
Marketing and Distribution—Admiral Shares	765
Custodian Fees	1,585
Shareholders’ Reports—Investor Shares	71
Shareholders’ Reports—Admiral Shares	158
Trustees’ Fees and Expenses	12
Other Expenses	17
Total Expenses	58,164
Net Investment Income	94,717
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	3,024,215
Investment Securities Sold—Affiliated Issuers	14
Futures Contracts	80,668
Forward Currency Contracts	(225)
Foreign Currencies	(911)
Realized Net Gain (Loss)	3,103,761
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(398,095)
Investment Securities—Affiliated Issuers	(50,751)
Futures Contracts	(1,582)
Forward Currency Contracts	(428)
Foreign Currencies	523
Change in Unrealized Appreciation (Depreciation)	(450,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,748,145
1	Dividends are net of foreign withholding taxes of $14,872.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($3,267).

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94,717	380,163
Realized Net Gain (Loss)	3,103,761	1,964,996
Change in Unrealized Appreciation (Depreciation)	(450,333)	3,542,248
Net Increase (Decrease) in Net Assets Resulting from Operations	2,748,145	5,887,407
Distributions
Investor Shares	(361,979)	(576,699)
Admiral Shares	(2,534,728)	(3,269,566)
Total Distributions	(2,896,707)	(3,846,265)
Capital Share Transactions
Investor Shares	(389,364)	(947,711)
Admiral Shares	4,083	(786,661)
Net Increase (Decrease) from Capital Share Transactions	(385,281)	(1,734,372)
Total Increase (Decrease)	(533,843)	306,770
Net Assets
Beginning of Period	45,484,254	45,177,484
End of Period	44,950,411	45,484,254

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.27	$35.79	$31.27	$30.33	$54.50	$42.94
Investment Operations
Net Investment Income[1]	.061	.260	.269	.313	.362	.374
Net Realized and Unrealized Gain (Loss) on Investments	2.098	4.312	4.836	2.588	(18.463)	12.336
Total from Investment Operations	2.159	4.572	5.105	2.901	(18.101)	12.710
Distributions
Dividends from Net Investment Income	(.401)	(.264)	(.323)	(.390)	(.407)	(.106)
Distributions from Realized Capital Gains	(2.018)	(2.828)	(.262)	(1.571)	(5.662)	(1.044)
Total Distributions	(2.419)	(3.092)	(.585)	(1.961)	(6.069)	(1.150)
Net Asset Value, End of Period	$37.01	$37.27	$35.79	$31.27	$30.33	$54.50
Total Return[2]	6.21%	14.14%	16.57%	9.82%	-36.53%	29.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,744	$6,137	$6,838	$6,340	$6,243	$11,247
Ratio of Total Expenses to Average Net Assets[3]	0.36%	0.38%	0.37%[4]	0.42%	0.45%[5]	0.43%
Ratio of Net Investment Income to Average Net Assets	0.32%	0.74%	0.83%	1.02%	0.91%	0.75%
Portfolio Turnover Rate	10%	23%	20%	14%	15%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), (0.03%), 0.01%, 0.04%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.37%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$118.59	$113.87	$99.47	$96.50	$173.47	$136.68
Investment Operations
Net Investment Income[1]	.258	.977	.967	1.101	1.290	1.367
Net Realized and Unrealized Gain (Loss) on Investments	6.668	13.711	15.390	8.228	(58.729)	39.246
Total from Investment Operations	6.926	14.688	16.357	9.329	(57.439)	40.613
Distributions
Dividends from Net Investment Income	(1.437)	(.969)	(1.125)	(1.358)	(1.502)	(.497)
Distributions from Realized Capital Gains	(6.419)	(8.999)	(.832)	(5.001)	(18.029)	(3.326)
Total Distributions	(7.856)	(9.968)	(1.957)	(6.359)	(19.531)	(3.823)
Net Asset Value, End of Period	$117.66	$118.59	$113.87	$99.47	$96.50	$173.47
Total Return[2]	6.27%	14.29%	16.70%	9.92%	-36.46%	30.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,207	$39,348	$38,339	$37,193	$36,435	$62,342
Ratio of Total Expenses to Average Net Assets[3]	0.24%	0.26%	0.26%[4]	0.31%	0.34%[5]	0.32%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.88%	0.94%	1.13%	1.02%	0.86%
Portfolio Turnover Rate	10%	23%	20%	14%	15%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), (0.03%), 0.01%, 0.04%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10

International Growth Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended February 28, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net decrease of $9,177,000 (0.04%) based on performance.
11

International Growth Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $1,054,000, representing less than 0.01% of the fund’s net assets and 0.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,808,375	—	—	4,808,375
Common Stocks—Other	3,981,565	34,798,090	21,984	38,801,639
Preferred Stock	—	428,554	—	428,554
Temporary Cash Investments	957,345	—	—	957,345
Total	9,747,285	35,226,644	21,984	44,995,913
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,684	—	—	9,684
Liabilities
Forward Currency Contracts	—	(765)	—	(765)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At February 28, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	9,684	—	9,684
Total Assets	9,684	—	9,684

Unrealized Depreciation—Forward Currency Contracts	—	(765)	(765)
Total Liabilities	—	(765)	(765)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	80,668	—	80,668
Forward Currency Contracts	—	(225)	(225)
Realized Net Gain (Loss) on Derivatives	80,668	(225)	80,443
12

International Growth Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,582)	—	(1,582)
Forward Currency Contracts	—	(428)	(428)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,582)	(428)	(2,010)
F.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,656,545
Gross Unrealized Appreciation	18,840,269
Gross Unrealized Depreciation	(3,491,982)
Net Unrealized Appreciation (Depreciation)	15,348,287
G.	During the six months ended February 28, 2026, the fund purchased $4,255,411,000 of investment securities and sold $7,618,534,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	350,994	9,262	547,340	15,696
Issued in Lieu of Cash Distributions	343,686	9,890	550,764	17,110
Redeemed	(1,084,044)	(28,605)	(2,045,815)	(59,239)
Net Increase (Decrease)—Investor Shares	(389,364)	(9,453)	(947,711)	(26,433)
Admiral Shares
Issued	2,079,324	17,365	3,563,756	32,306
Issued in Lieu of Cash Distributions	2,256,729	20,434	2,913,569	28,472
Redeemed	(4,331,970)	(36,386)	(7,263,986)	(65,658)
Net Increase (Decrease)—Admiral Shares	4,083	1,413	(786,661)	(4,880)
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2026 Market Value ($000)
Brandtech Group Class A	71,976	—	—	—	(50,720)	—	—	21,256
Vanguard Market Liquidity Fund	682,833	NA1	NA1	14	(31)	12,241	—	957,345
Total	754,809	—	—	14	(50,751)	12,241	—	978,601
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
13

International Growth Fund
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q812 042026
14

Financial Statements
For the six-months ended February 28, 2026
Vanguard FTSE Social Index Fund

Contents
Financial Statements	1

FTSE Social Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.6%)
	Linde plc	245,489	124,728
	Newmont Corp. (XNYS)	574,333	74,663
	Freeport-McMoRan Inc.	747,702	50,904
	Air Products & Chemicals Inc.	116,131	32,014
	Fastenal Co.	600,101	27,629
	Nucor Corp.	120,074	21,239
	Steel Dynamics Inc.	71,514	13,811
	International Paper Co.	274,064	11,935
	International Flavors & Fragrances Inc.	133,943	11,014
	Southern Copper Corp.	43,887	9,581
	CF Industries Holdings Inc.	84,250	8,386
	Avery Dennison Corp.	40,199	7,893
			393,797
Consumer Discretionary (15.7%)
*	Amazon.com Inc.	5,014,680	1,053,083
*	Tesla Inc.	1,475,036	593,717
	Costco Wholesale Corp.	232,031	234,535
*	Netflix Inc.	2,215,506	213,220
	Home Depot Inc.	520,495	198,163
	McDonald's Corp.	373,697	127,453
	Walt Disney Co.	946,685	100,386
	TJX Cos. Inc.	584,725	94,527
*	Uber Technologies Inc.	1,052,475	79,378
	Lowe's Cos. Inc.	292,992	77,517
	Booking Holdings Inc.	17,006	72,094
	Starbucks Corp.	594,577	58,280
*	MercadoLibre Inc.	24,626	43,282
*	Spotify Technology SA	80,412	41,407
*	O'Reilly Automotive Inc.	440,381	41,343
	Royal Caribbean Cruises Ltd.	132,444	41,185
	Marriott International Inc. Class A	117,299	40,085
	NIKE Inc. Class B	604,841	37,609
	Hilton Worldwide Holdings Inc.	119,223	37,171
*	Warner Bros Discovery Inc.	1,217,524	34,298
	Ross Stores Inc.	166,566	34,253
*	AutoZone Inc.	8,732	32,794
*	Airbnb Inc. Class A	222,303	30,035
	Ford Motor Co.	2,040,723	28,754
	Target Corp.	237,598	27,036
	Electronic Arts Inc.	131,456	26,366
*	Chipotle Mexican Grill Inc.	688,142	25,613
	Yum! Brands Inc.	145,710	24,503
*	Carvana Co.	70,666	23,614
*	Roblox Corp. Class A	324,227	22,261
	DR Horton Inc.	137,509	22,055
	Garmin Ltd.	85,198	21,541
	eBay Inc.	236,146	21,456
*	Take-Two Interactive Software Inc.	95,229	20,139
	Dollar General Corp.	114,821	17,940
	Carnival Corp.	564,991	17,825
*	Copart Inc.	462,227	17,606
*	Ulta Beauty Inc.	23,600	16,161
	Omnicom Group Inc.	167,311	14,270
	Estee Lauder Cos. Inc. Class A	128,056	14,018
	PulteGroup Inc.	101,499	13,926
*	Live Nation Entertainment Inc.	82,758	13,418
	Expedia Group Inc.	61,274	13,216
*	Coupang Inc.	684,127	13,053
*	Dollar Tree Inc.	100,733	12,741
1

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Williams-Sonoma Inc.	61,926	12,735
	Lennar Corp. Class A	107,558	12,300
*	NVR Inc.	1,428	10,735
*	Burlington Stores Inc.	32,849	10,080
*	Liberty Media Corp.-Liberty Formula One Class C	109,888	10,065
*	Lululemon Athletica Inc.	54,270	10,049
	Rollins Inc.	146,710	8,933
*	Deckers Outdoor Corp.	75,851	8,895
	Genuine Parts Co.	72,479	8,644
*	Aptiv plc	113,495	8,346
	Domino's Pizza Inc.	16,401	6,602
*	Rivian Automotive Inc. Class A	411,158	6,303
	Best Buy Co. Inc.	101,067	6,263
	Fox Corp. Class A	107,966	6,083
*	Trade Desk Inc. Class A	233,402	5,560
	News Corp. Class A	198,356	4,818
*	United Airlines Holdings Inc.	42,805	4,550
	Fox Corp. Class B	77,871	4,028
	Southwest Airlines Co.	67,760	3,338
*	Versant Media Group Inc.	75,601	2,519
	News Corp. Class B	65,561	1,756
*	Liberty Media Corp.-Liberty Formula One Class A	11,589	978
	Lennar Corp. Class B	4,598	491
			3,897,398
Consumer Staples (4.0%)
	Procter & Gamble Co.	1,227,910	205,307
	Coca-Cola Co.	2,032,971	165,809
	PepsiCo Inc.	716,355	121,594
	McKesson Corp.	65,606	64,777
	CVS Health Corp.	654,723	52,312
	Mondelez International Inc. Class A	677,311	41,709
	Colgate-Palmolive Co.	420,289	41,667
	Cencora Inc.	95,714	35,619
*	Monster Beverage Corp.	364,668	31,106
	Corteva Inc.	357,623	28,653
	Sysco Corp.	250,543	22,839
	Kroger Co.	316,991	21,631
	Keurig Dr Pepper Inc.	677,000	20,500
	Kimberly-Clark Corp.	173,723	19,360
	Kenvue Inc.	993,408	18,994
	Hershey Co.	76,151	17,993
	Archer-Daniels-Midland Co.	249,839	17,249
	Church & Dwight Co. Inc.	125,574	13,168
	General Mills Inc.	278,729	12,607
	Kraft Heinz Co.	446,425	10,987
	Tyson Foods Inc. Class A	146,264	9,506
	McCormick & Co. Inc.	132,291	9,398
	Clorox Co.	63,664	8,095
	Hormel Foods Corp.	151,364	3,875
			994,755
Energy (0.0%)
*	First Solar Inc.	53,078	10,467
Financials (9.4%)
	JPMorgan Chase & Co. (XYNS)	1,331,812	399,943
	Bank of America Corp. (XNYS)	3,313,788	165,126
	Goldman Sachs Group Inc. (XYNS)	146,097	125,581
	Morgan Stanley	602,065	100,250
	Citigroup Inc. (XNYS)	874,052	96,312
	Charles Schwab Corp.	892,167	84,934
	S&P Global Inc.	158,477	70,028
	Progressive Corp.	306,337	65,452
	Chubb Ltd.	191,069	65,128
	CME Group Inc.	188,002	60,067
	Intercontinental Exchange Inc.	298,229	48,948
	Marsh & McLennan Cos. Inc.	258,002	48,179
	US Bancorp	816,492	44,629
	Blackstone Inc.	387,745	43,959
	PNC Financial Services Group Inc.	206,561	43,863
2

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Bank of New York Mellon Corp.	364,749	43,442
	Moody's Corp.	81,262	38,810
	Aon plc Class A (XNYS)	109,763	36,822
	Travelers Cos. Inc.	116,356	35,912
	Truist Financial Corp.	674,389	33,254
	Arthur J Gallagher & Co.	132,565	30,251
	Allstate Corp.	137,946	29,592
*	Robinhood Markets Inc. Class A	386,880	29,345
	Aflac Inc.	251,052	28,351
*	NU Holdings Ltd. Class A	1,748,605	26,194
	Fifth Third Bancorp	472,644	23,382
	American International Group Inc.	289,533	23,305
	Ameriprise Financial Inc.	48,589	22,843
	Apollo Global Management Inc.	215,513	22,543
	MSCI Inc.	38,066	21,767
	MetLife Inc.	290,874	20,963
	Nasdaq Inc.	238,004	20,844
	Hartford Insurance Group Inc.	146,850	20,681
*	Coinbase Global Inc. Class A	116,491	20,485
	State Street Corp.	145,678	18,737
*	Arch Capital Group Ltd.	186,459	18,674
	Prudential Financial Inc.	183,070	18,010
	Huntington Bancshares Inc.	1,048,586	17,616
	M&T Bank Corp.	80,356	17,436
	Cboe Global Markets Inc.	54,758	16,412
	Willis Towers Watson plc	50,022	15,265
	Raymond James Financial Inc.	93,196	14,266
	Northern Trust Corp.	98,230	14,056
*	Markel Group Inc.	6,515	13,502
	Citizens Financial Group Inc.	224,312	13,501
	Cincinnati Financial Corp.	80,550	13,209
	Regions Financial Corp.	462,145	12,862
	LPL Financial Holdings Inc.	41,668	12,516
	Credicorp Ltd.	36,014	12,475
	Broadridge Financial Solutions Inc.	60,921	11,323
	Ares Management Corp. Class A	98,359	11,017
	W R Berkley Corp.	151,688	10,876
	Principal Financial Group Inc.	113,763	10,855
	Brown & Brown Inc.	150,957	10,842
	T Rowe Price Group Inc.	113,056	10,699
	KeyCorp.	494,378	10,253
	First Citizens BancShares Inc. Class A	4,726	8,971
	Everest Group Ltd.	21,673	7,271
	Fidelity National Financial Inc.	134,365	7,105
	Equitable Holdings Inc.	157,094	6,318
	FactSet Research Systems Inc.	19,583	4,246
	Franklin Resources Inc.	158,742	4,213
	CNA Financial Corp.	11,110	534
			2,334,245
Health Care (10.3%)
	Eli Lilly & Co.	418,802	440,576
	AbbVie Inc.	926,114	214,933
	Merck & Co. Inc.	1,317,164	163,091
	UnitedHealth Group Inc.	475,702	139,509
	Amgen Inc.	281,178	109,142
	Abbott Laboratories	905,206	105,321
	Thermo Fisher Scientific Inc.	197,425	102,880
	Gilead Sciences Inc.	651,047	96,973
*	Intuitive Surgical Inc.	184,523	92,909
	Pfizer Inc.	2,969,825	82,116
	Stryker Corp.	179,935	69,718
	Danaher Corp.	329,191	69,341
*	Vertex Pharmaceuticals Inc.	134,440	66,794
	Bristol-Myers Squibb Co.	1,065,358	66,446
	Medtronic plc	670,399	65,471
*	Boston Scientific Corp.	771,637	59,300
	HCA Healthcare Inc.	84,725	44,879
	Regeneron Pharmaceuticals Inc.	53,049	41,467
	Cigna Group	137,719	39,914
3

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Elevance Health Inc. (XNYS)	114,343	36,590
	Zoetis Inc.	233,279	30,583
	Cardinal Health Inc.	124,738	28,594
*	IDEXX Laboratories Inc.	41,647	27,351
	Becton Dickinson & Co.	149,532	26,389
*	Edwards Lifesciences Corp.	300,873	26,016
*	Alnylam Pharmaceuticals Inc.	66,265	22,061
	GE HealthCare Technologies Inc.	239,271	20,163
	ResMed Inc.	76,319	19,558
	Agilent Technologies Inc.	148,966	18,081
*	Waters Corp.	51,367	16,406
*	IQVIA Holdings Inc.	88,284	15,786
*	Dexcom Inc.	204,345	15,005
*	Biogen Inc.	76,342	14,644
*	Veeva Systems Inc. Class A	77,191	14,050
	STERIS plc	51,327	12,952
	Labcorp Holdings Inc.	43,695	12,633
	Quest Diagnostics Inc.	58,289	12,352
	Humana Inc.	63,099	12,023
*	Centene Corp.	256,169	11,497
*	Illumina Inc.	80,285	10,795
	Zimmer Biomet Holdings Inc.	103,508	10,189
	West Pharmaceutical Services Inc.	37,402	9,513
	Royalty Pharma plc Class A	203,447	9,401
*	Insulet Corp.	36,634	9,034
*	Hologic Inc.	116,600	8,787
*	Cooper Cos. Inc.	104,121	8,712
*	Incyte Corp.	83,869	8,493
*	Align Technology Inc.	35,837	6,813
	Baxter International Inc.	267,799	5,455
*	Molina Healthcare Inc.	26,608	4,099
			2,554,805
Industrials (6.8%)
	Mastercard Inc. Class A	420,543	217,509
	Visa Inc. Class A (XNYS)	669,991	214,491
	American Express Co.	282,317	87,208
	Deere & Co.	127,726	80,430
	Accenture plc Class A	327,241	68,302
	Capital One Financial Corp.	328,602	64,288
	Trane Technologies plc	116,539	53,878
	Johnson Controls International plc	345,117	49,800
	Automatic Data Processing Inc.	213,024	45,664
	United Parcel Service Inc. Class B (XNYS)	383,692	44,493
	Illinois Tool Works Inc.	151,483	44,025
	FedEx Corp.	112,038	43,359
	CRH plc	354,540	42,538
	Cintas Corp.	179,729	36,149
	PACCAR Inc.	269,415	33,971
	United Rentals Inc.	33,180	27,871
*	Keysight Technologies Inc.	89,941	27,642
	Carrier Global Corp.	410,433	26,432
	Ferguson Enterprises Inc.	99,858	26,039
	Vulcan Materials Co.	69,109	21,424
*	Axon Enterprise Inc.	38,994	21,150
	PayPal Holdings Inc. (XNGS)	456,799	21,109
	Old Dominion Freight Line Inc.	97,417	19,781
	Ingersoll Rand Inc. (XYNS)	207,838	19,566
	Otis Worldwide Corp.	203,990	18,881
*	Block Inc. (XNYS)	279,534	17,806
*	Fiserv Inc.	279,784	17,428
*	Fair Isaac Corp.	12,249	17,263
	Dover Corp.	70,873	15,982
	Paychex Inc.	168,656	15,795
	Verisk Analytics Inc.	73,141	15,182
*	Mettler-Toledo International Inc.	10,747	14,688
	Fidelity National Information Services Inc.	275,178	14,023
	Equifax Inc.	63,778	13,327
	Synchrony Financial	188,104	13,000
	Smurfit WestRock plc	272,432	12,807
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Veralto Corp.	124,663	12,146
*	Corpay Inc.	35,536	11,553
	DuPont de Nemours Inc.	218,821	10,950
	Packaging Corp. of America	46,177	10,720
	Snap-on Inc.	26,788	10,319
	Expeditors International of Washington Inc.	70,608	10,240
	Fortive Corp.	165,803	9,816
	Global Payments Inc. (XNYS)	125,274	9,578
	Ball Corp.	142,235	9,548
	JB Hunt Transport Services Inc.	40,047	9,347
	Pentair plc	85,509	8,482
*	Trimble Inc.	124,547	8,328
	TransUnion	101,884	8,003
	Masco Corp.	108,594	7,777
	Allegion plc	44,971	7,247
	Jack Henry & Associates Inc.	37,963	6,167
*	Zebra Technologies Corp. Class A	26,573	5,951
*	Builders FirstSource Inc.	56,715	5,915
	CNH Industrial NV	458,552	5,640
			1,691,028
Real Estate (2.3%)
	Welltower Inc.	359,452	74,450
	Prologis Inc.	484,898	69,132
	Equinix Inc.	51,087	49,772
	American Tower Corp.	244,524	46,914
	Simon Property Group Inc.	169,362	34,524
	Realty Income Corp.	478,648	32,069
	Digital Realty Trust Inc.	179,856	31,871
	Public Storage	82,560	25,351
*	CBRE Group Inc. Class A	155,446	22,953
	Ventas Inc.	244,751	21,088
	Crown Castle Inc.	226,802	20,308
	Extra Space Storage Inc.	110,112	16,630
	Iron Mountain Inc.	153,353	16,613
	AvalonBay Communities Inc.	74,366	13,180
	Equity Residential	198,049	12,519
	SBA Communications Corp.	56,145	11,294
*	CoStar Group Inc.	218,294	9,742
	Sun Communities Inc.	64,011	8,735
	Essex Property Trust Inc.	33,310	8,498
	WP Carey Inc.	113,294	8,457
	Invitation Homes Inc.	319,964	8,428
	Kimco Realty Corp.	349,166	8,223
	Mid-America Apartment Communities Inc.	60,815	8,141
	Regency Centers Corp.	94,402	7,458
	UDR Inc.	172,772	6,479
	Alexandria Real Estate Equities Inc.	89,734	4,849
*	Zillow Group Inc. Class C	86,314	3,851
*	Zillow Group Inc. Class A	25,092	1,124
			582,653
Technology (46.4%)
	NVIDIA Corp.	12,234,876	2,167,898
	Apple Inc.	7,621,272	2,013,388
	Microsoft Corp.	3,877,053	1,522,674
	Alphabet Inc. Class A	3,038,630	947,323
	Broadcom Inc.	2,414,285	771,485
	Alphabet Inc. Class C	2,474,358	770,589
	Meta Platforms Inc. Class A	1,141,394	739,829
	Micron Technology Inc.	584,095	240,863
*	Advanced Micro Devices Inc.	841,872	168,551
	Applied Materials Inc.	419,292	156,102
	Lam Research Corp.	656,364	153,517
	Oracle Corp.	879,983	127,950
*	Intel Corp.	2,306,704	105,209
	KLA Corp.	68,785	104,866
	Texas Instruments Inc.	475,108	100,775
	Salesforce Inc.	488,073	95,072
	QUALCOMM Inc.	564,746	80,397
	Corning Inc.	408,135	61,375
5

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Palo Alto Networks Inc.	407,750	60,722
	Intuit Inc.	142,734	58,382
*	ServiceNow Inc.	540,211	58,348
*	Adobe Inc.	218,516	57,341
*	AppLovin Corp. Class A	124,634	54,187
	Vertiv Holdings Co. Class A	198,876	50,691
	Western Digital Corp.	177,855	49,746
*	Crowdstrike Holdings Inc. Class A	129,260	48,082
	Seagate Technology Holdings plc	110,705	45,150
*	Cadence Design Systems Inc.	142,635	42,990
*	Synopsys Inc.	96,487	39,946
	Marvell Technology Inc.	451,891	36,915
*	DoorDash Inc. Class A	187,559	33,099
	NXP Semiconductors NV	131,915	29,946
*	Snowflake Inc.	171,635	28,905
*	Cloudflare Inc. Class A	163,876	28,218
	Monolithic Power Systems Inc.	24,196	27,650
*	Autodesk Inc.	111,370	27,383
*	Fortinet Inc.	332,617	26,287
	Teradyne Inc.	81,858	26,197
	Dell Technologies Inc. Class C	166,523	24,659
	Microchip Technology Inc.	275,885	20,592
	Roper Technologies Inc.	56,124	19,628
*	Datadog Inc. Class A	163,175	18,269
*	Strategy Inc.	140,000	18,130
	Cognizant Technology Solutions Corp. Class A	252,687	16,281
*	Workday Inc. Class A	112,461	15,043
	Hewlett Packard Enterprise Co.	685,257	14,712
*	ON Semiconductor Corp.	213,496	14,193
	Qnity Electronics Inc.	109,438	13,872
*	MongoDB Inc.	41,239	13,546
*	Flex Ltd.	192,388	12,124
*	Pure Storage Inc. Class A	162,388	10,429
*	Zoom Communications Inc.	139,327	10,302
	NetApp Inc. (XNGS)	101,562	10,058
	VeriSign Inc.	43,493	9,914
*	PTC Inc.	62,312	9,757
	HP Inc.	492,842	9,359
*	Twilio Inc. Class A	73,910	8,940
*	Super Micro Computer Inc. (XNGS)	268,397	8,693
	CDW Corp.	68,809	8,439
	SS&C Technologies Holdings Inc.	109,369	8,234
*	F5 Inc.	30,101	8,168
*	Tyler Technologies Inc.	22,498	7,980
*	Zscaler Inc.	52,217	7,675
*	HubSpot Inc.	26,595	7,035
*	Check Point Software Technologies Ltd.	43,712	6,647
*	Atlassian Corp. Ltd. Class A	86,748	6,517
	Gen Digital Inc. (XNGS)	287,335	6,485
*	Okta Inc.	87,442	6,340
*	GoDaddy Inc. Class A	70,341	6,131
*	Gartner Inc.	38,509	6,054
*	Pinterest Inc. Class A	308,702	5,288
*	Docusign Inc.	105,018	4,733
*	GLOBALFOUNDRIES Inc.	53,752	2,556
			11,534,831
Telecommunications (2.5%)
	Cisco Systems Inc.	2,080,695	165,332
	Verizon Communications Inc.	2,207,870	110,703
	AT&T Inc.	3,612,941	101,198
*	Arista Networks Inc.	539,278	71,994
	Comcast Corp. Class A	1,889,454	58,497
	T-Mobile US Inc.	251,899	54,685
	Motorola Solutions Inc.	87,101	42,005
*	Charter Communications Inc. Class A	43,701	10,254
	Ubiquiti Inc.	2,204	1,690
			616,358
6

FTSE Social Index Fund
		Shares	Market Value• ($000)
Utilities (0.5%)
	Waste Management Inc.	193,398	46,578
	Exelon Corp.	528,381	26,139
	Republic Services Inc.	105,898	24,251
	American Water Works Co. Inc.	101,847	13,854
			110,822
Total Common Stocks (Cost $10,220,285)			24,721,159
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 3.693% (Cost $108,647)	1,086,503	108,639
Total Investments (99.9%) (Cost $10,328,932)			24,829,798
Other Assets and Liabilities—Net (0.1%)			26,031
Net Assets (100%)			24,855,829
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	54	18,600	(36)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	8,563	(4.480)	—	(494)
Citigroup Inc.	8/31/2027	BANA	6,140	(4.370)	—	(224)
Elevance Health Inc.	8/31/2026	BANA	640	(4.380)	—	(20)
Global Payments Inc.	8/31/2026	BANA	48	(4.480)	—	(1)
Goldman Sachs Group Inc.	8/31/2027	BANA	6,941	(4.445)	—	(485)
JPMorgan Chase & Co.	8/31/2027	BANA	26,787	(4.422)	—	(268)
NetApp Inc.	8/31/2026	BANA	294	(4.310)	—	(8)
PayPal Holdings Inc.	8/31/2026	BANA	1,560	(4.480)	—	(37)
Visa Inc. Class A	8/31/2026	BANA	65,728	(3.620)	1,636	—
					1,636	(1,537)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,272 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

FTSE Social Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,220,285)	24,721,159
Affiliated Issuers (Cost $108,647)	108,639
Total Investments in Securities	24,829,798
Investment in Vanguard	592
Cash	4,241
Cash Collateral Pledged—Futures Contracts	1,000
Receivables for Investment Securities Sold	16,022
Receivables for Accrued Income	13,392
Receivables for Capital Shares Issued	18,008
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,636
Total Assets	24,884,689
Liabilities
Payables for Investment Securities Purchased	272
Payables for Capital Shares Redeemed	26,366
Payables to Vanguard	609
Variation Margin Payable—Futures Contracts	76
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,537
Total Liabilities	28,860
Net Assets	24,855,829
At February 28, 2026, net assets consisted of:

Paid-in Capital	10,734,278
Total Distributable Earnings (Loss)	14,121,551
Net Assets	24,855,829

Admiral™ Shares—Net Assets
Applicable to 187,223,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,004,670
Net Asset Value Per Share—Admiral Shares	$64.12

Institutional Shares—Net Assets
Applicable to 278,395,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,851,159
Net Asset Value Per Share—Institutional Shares	$46.16

See accompanying Notes, which are an integral part of the Financial Statements.
8

FTSE Social Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	126,593
Interest[2]	905
Securities Lending—Net	7
Total Income	127,505
Expenses
The Vanguard Group—Note C
Investment Advisory Services	156
Management and Administrative—Admiral Shares	7,262
Management and Administrative—Institutional Shares	3,740
Marketing and Distribution—Admiral Shares	302
Marketing and Distribution—Institutional Shares	191
Custodian Fees	75
Shareholders’ Reports—Admiral Shares	62
Shareholders’ Reports—Institutional Shares	72
Trustees’ Fees and Expenses	7
Other Expenses	7
Total Expenses	11,874
Net Investment Income	115,631
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	296,538
Futures Contracts	2,542
Swap Contracts	(7,332)
Realized Net Gain (Loss)	291,748
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	620,467
Futures Contracts	(91)
Swap Contracts	99
Change in Unrealized Appreciation (Depreciation)	620,475
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027,854
1	Dividends are net of foreign withholding taxes of $40.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $870, ($1), and ($8), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $211,751 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

FTSE Social Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,631	225,676
Realized Net Gain (Loss)	291,748	114,206
Change in Unrealized Appreciation (Depreciation)	620,475	3,202,995
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027,854	3,542,877
Distributions
Admiral Shares	(56,095)	(112,263)
Institutional Shares	(62,485)	(114,668)
Total Distributions	(118,580)	(226,931)
Capital Share Transactions
Admiral Shares	(430,365)	(503,692)
Institutional Shares	(48,786)	329,349
Net Increase (Decrease) from Capital Share Transactions	(479,151)	(174,343)
Total Increase (Decrease)	430,123	3,141,603
Net Assets
Beginning of Period	24,425,706	21,284,103
End of Period	24,855,829	24,425,706

See accompanying Notes, which are an integral part of the Financial Statements.
10

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$61.84	$53.54	$42.36	$36.76	$44.39	$34.27
Investment Operations
Net Investment Income[1]	.285	.554	.518	.494	.464	.432
Net Realized and Unrealized Gain (Loss) on Investments	2.286	8.305	11.219	5.583	(7.647)	10.110
Total from Investment Operations	2.571	8.859	11.737	6.077	(7.183)	10.542
Distributions
Dividends from Net Investment Income	(.291)	(.559)	(.557)	(.477)	(.447)	(.422)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.291)	(.559)	(.557)	(.477)	(.447)	(.422)
Net Asset Value, End of Period	$64.12	$61.84	$53.54	$42.36	$36.76	$44.39
Total Return[2]	4.15%	16.67%	27.91%	16.74%	-16.28%	31.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,005	$11,986	$10,859	$8,489	$7,512	$8,573
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.98%	1.10%	1.31%	1.12%	1.13%
Portfolio Turnover Rate	4%[4]	7%[4]	4%	5%[4]	8%[4]	4%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
11

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$44.52	$38.54	$30.49	$26.47	$31.96	$24.67
Investment Operations
Net Investment Income[1]	.220	.416	.380	.362	.340	.317
Net Realized and Unrealized Gain (Loss) on Investments	1.643	5.980	8.078	4.007	(5.502)	7.282
Total from Investment Operations	1.863	6.396	8.458	4.369	(5.162)	7.599
Distributions
Dividends from Net Investment Income	(.223)	(.416)	(.408)	(.349)	(.328)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.223)	(.416)	(.408)	(.349)	(.328)	(.309)
Net Asset Value, End of Period	$46.16	$44.52	$38.54	$30.49	$26.47	$31.96
Total Return	4.18%	16.73%	27.95%	16.71%	-16.25%	31.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,851	$12,440	$10,425	$7,570	$5,993	$6,630
Ratio of Total Expenses to Average Net Assets	0.06%	0.09%	0.12%[2]	0.12%[2]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.94%	1.03%	1.12%	1.33%	1.14%	1.15%
Portfolio Turnover Rate	4%[3]	7%[3]	4%	5%[3]	8%[3]	4%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
12

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

FTSE Social Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $592,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

FTSE Social Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	24,721,159	—	—	24,721,159
Temporary Cash Investments	108,639	—	—	108,639
Total	24,829,798	—	—	24,829,798
Derivative Financial Instruments
Assets
Swap Contracts	—	1,636	—	1,636
Liabilities
Futures Contracts[1]	(36)	—	—	(36)
Swap Contracts	—	(1,537)	—	(1,537)
Total	(36)	(1,537)	—	(1,573)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,385,123
Gross Unrealized Appreciation	14,818,901
Gross Unrealized Depreciation	(374,262)
Net Unrealized Appreciation (Depreciation)	14,444,639
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $651,090,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $887,349,000 of investment securities and sold $1,246,742,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $241,080,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $162,044,000 and sales were $31,493,000, resulting in net realized gain of $6,455,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,011,883	15,639	1,831,675	32,856
Issued in Lieu of Cash Distributions	47,506	734	95,722	1,731
Redeemed	(1,489,754)	(22,964)	(2,431,089)	(43,599)
Net Increase (Decrease)—Admiral Shares	(430,365)	(6,591)	(503,692)	(9,012)
Institutional Shares
Issued	1,035,950	22,272	2,041,762	50,890
Issued in Lieu of Cash Distributions	61,289	1,315	112,730	2,831
Redeemed	(1,146,025)	(24,620)	(1,825,143)	(44,810)
Net Increase (Decrease)—Institutional Shares	(48,786)	(1,033)	329,349	8,911
15

FTSE Social Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q2132 042026
16

Financial Statements
For the six-months ended February 28, 2026
Vanguard Mega Cap Index Fund

Contents
Financial Statements	1

Mega Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.0%)
	Linde plc	100,850	51,240
	Freeport-McMoRan Inc.	309,375	21,062
	Ecolab Inc.	54,927	16,937
	Air Products & Chemicals Inc.	47,952	13,219
			102,458
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	2,077,357	436,245
*	Tesla Inc.	610,374	245,682
	Walmart Inc.	946,649	121,124
	Costco Wholesale Corp.	95,686	96,718
*	Netflix Inc.	915,010	88,061
	Home Depot Inc.	214,942	81,833
	McDonald's Corp.	153,783	52,449
	Walt Disney Co.	385,737	40,904
	TJX Cos. Inc.	240,558	38,889
*	Uber Technologies Inc.	449,310	33,887
	Lowe's Cos. Inc.	121,268	32,084
	Booking Holdings Inc.	6,958	29,497
	Starbucks Corp.	246,108	24,123
*	O'Reilly Automotive Inc.	181,927	17,079
	NIKE Inc. Class B	256,217	15,932
	Marriott International Inc. Class A	46,262	15,809
*	Airbnb Inc. Class A	82,458	11,141
	Hilton Worldwide Holdings Inc.	25,079	7,819
*	AutoZone Inc.	1,792	6,730
*	Chipotle Mexican Grill Inc.	142,680	5,310
			1,401,316
Consumer Staples (3.7%)
	Procter & Gamble Co.	504,584	84,366
	Philip Morris International Inc.	336,070	62,788
	Coca-Cola Co.	743,039	60,602
	PepsiCo Inc.	295,299	50,124
	McKesson Corp.	26,713	26,376
	Altria Group Inc.	363,384	25,088
	CVS Health Corp.	273,589	21,860
	Colgate-Palmolive Co.	173,699	17,220
	Mondelez International Inc. Class A	278,010	17,120
*	Monster Beverage Corp.	147,322	12,567
			378,111
Energy (2.7%)
	Exxon Mobil Corp.	910,453	138,844
	Chevron Corp.	413,007	77,133
	ConocoPhillips	267,226	30,320
	EOG Resources Inc.	116,835	14,497
	Williams Cos. Inc.	131,817	9,849
	Kinder Morgan Inc.	203,908	6,784
			277,427
Financials (9.6%)
*	Berkshire Hathaway Inc. Class B	375,116	189,415
	JPMorgan Chase & Co. (XYNS)	551,507	165,618
	Bank of America Corp. (XNYS)	1,353,344	67,437
	Wells Fargo & Co.	677,992	55,222
	Goldman Sachs Group Inc. (XYNS)	61,624	52,970
	Morgan Stanley	257,497	42,876
	Citigroup Inc. (XNYS)	364,209	40,132
	Charles Schwab Corp.	364,893	34,738
	Blackrock Inc.	30,105	32,009
	S&P Global Inc.	66,830	29,531
1

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Progressive Corp.	126,894	27,112
	Chubb Ltd.	76,652	26,128
	CME Group Inc.	77,707	24,827
	Intercontinental Exchange Inc.	122,893	20,170
	Marsh & McLennan Cos. Inc.	105,560	19,712
	US Bancorp	335,016	18,312
	Blackstone Inc.	159,912	18,129
	PNC Financial Services Group Inc.	84,502	17,944
	Bank of New York Mellon Corp.	150,249	17,895
	Moody's Corp.	32,665	15,600
	Travelers Cos. Inc.	48,069	14,836
	Aon plc Class A (XNYS)	43,977	14,753
	Truist Financial Corp.	275,745	13,597
	KKR & Co. Inc.	144,080	12,633
*	Berkshire Hathaway Inc. Class A	16	12,112
	Aflac Inc.	56,556	6,387
	Apollo Global Management Inc.	43,827	4,584
			994,679
Health Care (9.8%)
	Eli Lilly & Co.	183,708	193,259
	Johnson & Johnson	520,180	129,228
	AbbVie Inc.	381,642	88,572
	Merck & Co. Inc.	535,967	66,364
	UnitedHealth Group Inc.	195,603	57,365
	Amgen Inc.	116,337	45,157
	Abbott Laboratories	375,680	43,710
	Thermo Fisher Scientific Inc.	81,192	42,310
	Gilead Sciences Inc.	268,080	39,931
*	Intuitive Surgical Inc.	76,617	38,577
	Pfizer Inc.	1,229,043	33,983
	Danaher Corp.	136,986	28,855
	Stryker Corp.	74,450	28,846
	Bristol-Myers Squibb Co.	438,703	27,362
*	Vertex Pharmaceuticals Inc.	54,681	27,167
	Medtronic plc	276,275	26,981
*	Boston Scientific Corp.	319,478	24,552
	HCA Healthcare Inc.	34,412	18,228
	Cigna Group	57,908	16,783
	Regeneron Pharmaceuticals Inc.	21,132	16,518
	Elevance Health Inc. (XNYS)	47,095	15,070
	Zoetis Inc.	42,792	5,610
			1,014,428
Industrials (9.9%)
	Visa Inc. Class A (XNYS)	364,474	116,683
	Mastercard Inc. Class A	173,238	89,600
	Caterpillar Inc. (XNYS)	100,997	75,024
	General Electric Co.	216,316	74,036
	RTX Corp.	289,510	58,661
	GE Vernova Inc.	58,619	51,210
*	Boeing Co.	169,209	38,500
	Deere & Co.	55,534	34,970
	Union Pacific Corp.	128,258	33,986
	Honeywell International Inc.	137,236	33,429
	Lockheed Martin Corp.	50,038	32,929
	American Express Co.	104,295	32,217
	Eaton Corp. plc	83,942	31,555
	Accenture plc Class A	134,697	28,114
	Parker-Hannifin Corp.	27,216	27,466
	Capital One Financial Corp.	136,995	26,802
	Northrop Grumman Corp.	30,883	22,371
	Trane Technologies plc	48,001	22,192
	3M Co.	114,499	18,929
	Automatic Data Processing Inc.	87,602	18,778
	General Dynamics Corp.	52,386	18,704
	Sherwin-Williams Co.	51,020	18,499
	United Parcel Service Inc. Class B (XNYS)	159,405	18,485
	Emerson Electric Co.	121,090	18,254
	Illinois Tool Works Inc.	59,394	17,262
	CSX Corp.	401,186	17,127
2

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	48,345	15,216
	Johnson Controls International plc	65,847	9,502
	FedEx Corp.	22,848	8,842
	Cintas Corp.	36,799	7,401
	PayPal Holdings Inc. (XNGS)	93,976	4,343
			1,021,087
Real Estate (1.0%)
	Welltower Inc.	148,436	30,744
	Prologis Inc.	200,386	28,569
	Equinix Inc.	21,268	20,721
	American Tower Corp.	100,879	19,355
	Simon Property Group Inc.	33,434	6,815
			106,204
Technology (44.9%)
	NVIDIA Corp.	4,984,128	883,138
	Apple Inc.	3,190,318	842,818
	Microsoft Corp.	1,604,801	630,269
	Alphabet Inc. Class A	1,256,307	391,666
	Broadcom Inc.	1,019,559	325,800
	Alphabet Inc. Class C	992,181	308,995
	Meta Platforms Inc. Class A	470,257	304,811
	Micron Technology Inc.	242,943	100,182
*	Advanced Micro Devices Inc.	351,469	70,368
*	Palantir Technologies Inc. Class A	468,639	64,293
	Applied Materials Inc.	171,980	64,028
	Lam Research Corp.	271,173	63,425
	Oracle Corp.	369,384	53,708
	International Business Machines Corp.	201,860	48,489
	KLA Corp.	28,395	43,290
	Texas Instruments Inc.	196,301	41,637
*	Intel Corp.	876,003	39,954
	Amphenol Corp. Class A	264,557	38,641
	Salesforce Inc.	195,566	38,094
	Analog Devices Inc.	105,826	37,652
	QUALCOMM Inc.	231,585	32,968
	Intuit Inc.	59,984	24,535
*	ServiceNow Inc.	223,577	24,149
*	Adobe Inc.	90,242	23,680
*	AppLovin Corp. Class A	53,034	23,058
*	Palo Alto Networks Inc.	150,830	22,462
*	Crowdstrike Holdings Inc. Class A	51,382	19,113
*	Cadence Design Systems Inc.	58,659	17,680
*	Synopsys Inc.	40,036	16,575
*	Autodesk Inc.	45,665	11,228
	Dell Technologies Inc. Class C	68,870	10,198
	Marvell Technology Inc.	92,755	7,577
*	Snowflake Inc.	34,623	5,831
*	Fortinet Inc.	68,037	5,377
	Roper Technologies Inc.	11,615	4,062
*	Strategy Inc.	28,917	3,745
*	Workday Inc. Class A	22,979	3,074
			4,646,570
Telecommunications (2.1%)
	Cisco Systems Inc.	767,580	60,992
	AT&T Inc.	1,531,552	42,899
	Verizon Communications Inc.	819,926	41,111
*	Arista Networks Inc.	217,868	29,085
	Comcast Corp. Class A	783,236	24,249
	T-Mobile US Inc.	96,433	20,935
			219,271
Utilities (1.4%)
	NextEra Energy Inc.	449,971	42,194
	Southern Co.	237,069	23,086
	Duke Energy Corp.	167,649	21,937
	Waste Management Inc.	86,840	20,914
	American Electric Power Co. Inc.	115,264	15,424
	Republic Services Inc.	43,440	9,948
3

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Sempra	70,257	6,764
			140,267
Total Common Stocks (Cost $6,641,168)			10,301,818
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.693% (Cost $24,451)	244,519	24,449
Total Investments (99.9%) (Cost $6,665,619)			10,326,267
Other Assets and Liabilities—Net (0.1%)			10,046
Net Assets (100%)			10,336,313
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	42	14,467	(26)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	3,489	(4.480)	—	(194)
Citigroup Inc.	8/31/2027	BANA	2,549	(4.370)	—	(93)
Elevance Health Inc.	8/31/2026	BANA	263	(4.380)	—	(8)
Goldman Sachs Group Inc.	8/31/2027	BANA	2,920	(4.447)	—	(204)
JPMorgan Chase & Co.	8/31/2027	BANA	11,015	(4.421)	—	(110)
PayPal Holdings Inc.	8/31/2026	BANA	330	(4.480)	—	(8)
					—	(617)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mega Cap Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,641,168)	10,301,818
Affiliated Issuers (Cost $24,451)	24,449
Total Investments in Securities	10,326,267
Investment in Vanguard	243
Cash	698
Cash Collateral Pledged—Futures Contracts	970
Receivables for Accrued Income	9,043
Receivables for Capital Shares Issued	17
Total Assets	10,337,238
Liabilities
Payables for Investment Securities Purchased	62
Payables to Vanguard	184
Variation Margin Payable—Futures Contracts	62
Unrealized Depreciation—Over-the-Counter Swap Contracts	617
Total Liabilities	925
Net Assets	10,336,313
At February 28, 2026, net assets consisted of:

Paid-in Capital	6,487,034
Total Distributable Earnings (Loss)	3,849,279
Net Assets	10,336,313

ETF Shares—Net Assets
Applicable to 37,734,267 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,395,998
Net Asset Value Per Share—ETF Shares	$249.00

Institutional Shares—Net Assets
Applicable to 1,915,250 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	940,315
Net Asset Value Per Share—Institutional Shares	$490.96

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mega Cap Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	53,752
Interest[1]	217
Securities Lending—Net	—
Total Income	53,969
Expenses
The Vanguard Group—Note C
Investment Advisory Services	78
Management and Administrative—ETF Shares	2,682
Management and Administrative—Institutional Shares	230
Marketing and Distribution—ETF Shares	160
Marketing and Distribution—Institutional Shares	16
Custodian Fees	10
Shareholders’ Reports—ETF Shares	88
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	3,276
Net Investment Income	50,693
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	374,389
Futures Contracts	450
Swap Contracts	(1,099)
Realized Net Gain (Loss)	373,740
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	152,955
Futures Contracts	(107)
Swap Contracts	(617)
Change in Unrealized Appreciation (Depreciation)	152,231
Net Increase (Decrease) in Net Assets Resulting from Operations	576,664
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $202, less than $1, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $405,773 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mega Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,693	78,534
Realized Net Gain (Loss)	373,740	176,634
Change in Unrealized Appreciation (Depreciation)	152,231	883,492
Net Increase (Decrease) in Net Assets Resulting from Operations	576,664	1,138,660
Distributions
ETF Shares	(43,753)	(73,646)
Institutional Shares	(3,884)	(3,198)
Total Distributions	(47,637)	(76,844)
Capital Share Transactions
ETF Shares	1,005,117	833,917
Institutional Shares	250,468	378,190
Net Increase (Decrease) from Capital Share Transactions	1,255,585	1,212,107
Total Increase (Decrease)	1,784,612	2,273,923
Net Assets
Beginning of Period	8,551,701	6,277,778
End of Period	10,336,313	8,551,701

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$234.91	$203.13	$159.74	$137.84	$160.74	$125.47
Investment Operations
Net Investment Income[1]	1.257	2.429	2.346	2.268	2.109	1.961
Net Realized and Unrealized Gain (Loss) on Investments	14.010	31.746	43.488	21.869	(22.957)	35.218
Total from Investment Operations	15.267	34.175	45.834	24.137	(20.848)	37.179
Distributions
Dividends from Net Investment Income	(1.177)	(2.395)	(2.444)	(2.237)	(2.052)	(1.908)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.177)	(2.395)	(2.444)	(2.237)	(2.052)	(1.908)
Net Asset Value, End of Period	$249.00	$234.91	$203.13	$159.74	$137.84	$160.74
Total Return	6.50%	16.95%	28.95%	17.79%	-13.09%	29.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,396	$7,901	$6,060	$4,237	$3,701	$4,288
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.14%	1.32%	1.59%	1.38%	1.41%
Portfolio Turnover Rate[3]	2%	3%	3%	2%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$463.17	$400.51	$314.96	$271.77	$316.94	$247.38
Investment Operations
Net Investment Income[1]	2.528	4.755	4.648	4.499	4.199	3.882
Net Realized and Unrealized Gain (Loss) on Investments	27.604	62.677	85.751	43.129	(45.292)	69.463
Total from Investment Operations	30.132	67.432	90.399	47.628	(41.093)	73.345
Distributions
Dividends from Net Investment Income	(2.342)	(4.772)	(4.849)	(4.438)	(4.077)	(3.785)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.342)	(4.772)	(4.849)	(4.438)	(4.077)	(3.785)
Net Asset Value, End of Period	$490.96	$463.17	$400.51	$314.96	$271.77	$316.94
Total Return	6.51%	16.97%	28.95%	17.81%	-13.07%	29.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$940	$651	$218	$203	$178	$190
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.11%	1.33%	1.60%	1.40%	1.42%
Portfolio Turnover Rate[3]	2%	3%	3%	2%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Mega Cap Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $243,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

Mega Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,301,818	—	—	10,301,818
Temporary Cash Investments	24,449	—	—	24,449
Total	10,326,267	—	—	10,326,267
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(26)	—	—	(26)
Swap Contracts	—	(617)	—	(617)
Total	(26)	(617)	—	(643)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,674,451
Gross Unrealized Appreciation	3,744,762
Gross Unrealized Depreciation	(92,972)
Net Unrealized Appreciation (Depreciation)	3,651,790
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $196,898,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $453,989,000 of investment securities and sold $228,053,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,558,228,000 and $552,887,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $64,719,000 and sales were $101,695,000, resulting in net realized loss of $25,385,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,572,713	6,350	1,194,145	5,550
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(567,596)	(2,250)	(360,228)	(1,750)
Net Increase (Decrease)—ETF Shares	1,005,117	4,100	833,917	3,800
Institutional Shares
Issued	310,081	631	409,517	935
Issued in Lieu of Cash Distributions	3,883	8	3,197	8
Redeemed	(63,496)	(129)	(34,524)	(81)
Net Increase (Decrease)—Institutional Shares	250,468	510	378,190	862
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
12

Mega Cap Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8282 042026
13

Financial Statements
For the six-months ended February 28, 2026
Vanguard Mega Cap Value Index Fund

Contents
Financial Statements	1

Mega Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (2.0%)
	Linde plc	279,322	141,918
	Freeport-McMoRan Inc.	858,969	58,479
	Air Products & Chemicals Inc.	133,156	36,707
			237,104
Consumer Discretionary (10.1%)
	Walmart Inc.	2,623,161	335,633
	Costco Wholesale Corp.	265,115	267,976
	Home Depot Inc.	595,515	226,724
	Walt Disney Co.	1,067,934	113,244
	Lowe's Cos. Inc.	335,560	88,779
	McDonald's Corp.	213,003	72,647
	Starbucks Corp.	680,194	66,673
	NIKE Inc. Class B	711,423	44,236
			1,215,912
Consumer Staples (8.5%)
	Procter & Gamble Co.	1,397,844	233,719
	Philip Morris International Inc.	931,194	173,975
	Coca-Cola Co.	2,058,565	167,897
	PepsiCo Inc.	817,927	138,835
	McKesson Corp.	73,842	72,909
	Altria Group Inc.	1,004,203	69,330
	CVS Health Corp.	759,382	60,675
	Colgate-Palmolive Co.	482,186	47,804
	Mondelez International Inc. Class A	771,900	47,534
			1,012,678
Energy (6.4%)
	Exxon Mobil Corp.	2,522,735	384,717
	Chevron Corp.	1,144,280	213,706
	ConocoPhillips	739,200	83,869
	EOG Resources Inc.	324,582	40,274
	Williams Cos. Inc.	365,270	27,293
	Kinder Morgan Inc.	565,612	18,818
			768,677
Financials (22.0%)
	JPMorgan Chase & Co. (XYNS)	1,528,703	459,070
*	Berkshire Hathaway Inc. Class B	824,231	416,195
	Bank of America Corp. (XNYS)	3,748,719	186,799
	Wells Fargo & Co.	1,877,814	152,948
	Goldman Sachs Group Inc. (XYNS)	170,676	146,708
*	Berkshire Hathaway Inc. Class A	188	142,316
	Morgan Stanley	713,049	118,730
	Citigroup Inc. (XNYS)	1,008,826	111,163
	Charles Schwab Corp.	1,009,822	96,135
	Blackrock Inc.	83,535	88,817
	Progressive Corp.	350,779	74,947
	Chubb Ltd.	211,889	72,224
	CME Group Inc.	215,712	68,920
	Intercontinental Exchange Inc.	341,075	55,981
	Marsh & McLennan Cos. Inc.	293,061	54,726
	US Bancorp	929,892	50,828
	Blackstone Inc.	441,737	50,080
	PNC Financial Services Group Inc.	234,596	49,816
	Bank of New York Mellon Corp.	417,152	49,683
	Travelers Cos. Inc.	133,439	41,185
	Aon plc Class A (XNYS)	122,140	40,974
	Truist Financial Corp.	765,270	37,735
	KKR & Co. Inc.	399,892	35,063
	Aflac Inc.	156,771	17,704
1

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	Apollo Global Management Inc.	121,514	12,710
	MetLife Inc.	1	—
			2,631,457
Health Care (16.9%)
	Johnson & Johnson	1,441,252	358,050
	AbbVie Inc.	1,057,254	245,367
	Merck & Co. Inc.	1,484,744	183,841
	UnitedHealth Group Inc.	541,871	158,914
	Amgen Inc.	322,119	125,034
	Abbott Laboratories	1,040,184	121,025
	Thermo Fisher Scientific Inc.	224,755	117,122
	Gilead Sciences Inc.	742,170	110,546
	Pfizer Inc.	3,401,108	94,041
	Danaher Corp.	380,297	80,106
	Stryker Corp.	205,886	79,773
	Bristol-Myers Squibb Co.	1,217,756	75,951
	Medtronic plc	766,898	74,895
	HCA Healthcare Inc.	95,560	50,618
	Cigna Group	159,791	46,311
	Regeneron Pharmaceuticals Inc.	58,697	45,882
	Elevance Health Inc. (XNYS)	130,749	41,840
	Zoetis Inc.	118,756	15,569
			2,024,885
Industrials (16.2%)
	General Electric Co.	599,450	205,168
	Caterpillar Inc. (XNYS)	253,742	188,487
	RTX Corp.	802,055	162,512
	Deere & Co.	153,626	96,740
	Union Pacific Corp.	354,803	94,016
	Honeywell International Inc.	379,780	92,511
	Lockheed Martin Corp.	138,420	91,091
	American Express Co.	288,447	89,101
	Eaton Corp. plc	232,337	87,340
	Accenture plc Class A	372,586	77,766
	Parker-Hannifin Corp.	75,484	76,177
	Capital One Financial Corp.	380,297	74,401
	Northrop Grumman Corp.	85,373	61,843
	Trane Technologies plc	132,637	61,321
	3M Co.	317,785	52,536
	General Dynamics Corp.	145,424	51,924
	Automatic Data Processing Inc.	241,929	51,860
	United Parcel Service Inc. Class B (XNYS)	441,909	51,244
	Emerson Electric Co.	336,066	50,662
	Illinois Tool Works Inc.	164,876	47,918
	CSX Corp.	1,113,855	47,550
	Norfolk Southern Corp.	134,216	42,243
	Johnson Controls International plc	182,782	26,375
	Sherwin-Williams Co.	70,443	25,542
	FedEx Corp.	63,651	24,633
	PayPal Holdings Inc. (XNGS)	261,481	12,083
*	Fiserv Inc.	1	—
	Paychex Inc.	1	—
			1,943,044
Real Estate (1.0%)
	Prologis Inc.	554,041	78,989
	American Tower Corp.	140,028	26,866
	Simon Property Group Inc.	92,773	18,912
			124,767
Technology (8.8%)
	Micron Technology Inc.	673,188	277,603
	Applied Materials Inc.	476,553	177,421
	International Business Machines Corp.	559,169	134,318
	Texas Instruments Inc.	543,547	115,292
*	Intel Corp.	2,425,421	110,623
	Analog Devices Inc.	292,920	104,218
	QUALCOMM Inc.	640,679	91,207
	Dell Technologies Inc. Class C	191,446	28,349
	Roper Technologies Inc.	32,179	11,254
2

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
*	Strategy Inc.	40,085	5,191
			1,055,476
Telecommunications (4.2%)
	Cisco Systems Inc.	2,127,187	169,026
	AT&T Inc.	4,240,560	118,778
	Verizon Communications Inc.	2,269,839	113,810
	Comcast Corp. Class A	2,173,858	67,303
	T-Mobile US Inc.	134,175	29,128
			498,045
Utilities (3.2%)
	NextEra Energy Inc.	1,245,820	116,821
	Southern Co.	658,114	64,087
	Duke Energy Corp.	465,405	60,898
	Waste Management Inc.	240,993	58,041
	American Electric Power Co. Inc.	319,482	42,753
	Republic Services Inc.	120,351	27,560
	Sempra	195,190	18,791
			388,951
Total Common Stocks (Cost $8,452,840)			11,900,996
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.693% (Cost $69,585)	695,866	69,580
Total Investments (99.9%) (Cost $8,522,425)			11,970,576
Other Assets and Liabilities—Net (0.1%)			16,270
Net Assets (100%)			11,986,846
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	33	11,367	20

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	9,640	(4.480)	—	(532)
Caterpillar Inc.	8/31/2026	BANA	20,085	(3.630)	—	(625)
Citigroup Inc.	8/31/2027	BANA	7,034	(4.370)	—	(256)
Elevance Health Inc.	8/31/2026	BANA	722	(4.380)	—	(23)
Goldman Sachs Group Inc.	8/31/2027	BANA	8,072	(4.444)	—	(565)
JPMorgan Chase & Co.	8/31/2027	BANA	30,261	(4.423)	—	(303)
PayPal Holdings Inc.	8/31/2026	BANA	867	(4.480)	—	(20)
					—	(2,324)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
3

Mega Cap Value Index Fund
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $51 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,452,840)	11,900,996
Affiliated Issuers (Cost $69,585)	69,580
Total Investments in Securities	11,970,576
Investment in Vanguard	265
Cash	23
Cash Collateral Pledged—Futures Contracts	660
Cash Collateral Pledged—Over-the-Counter Swap Contracts	280
Receivables for Accrued Income	17,772
Receivables for Capital Shares Issued	50
Total Assets	11,989,626
Liabilities
Payables for Investment Securities Purchased	201
Payables for Capital Shares Redeemed	1
Payables to Vanguard	213
Variation Margin Payable—Futures Contracts	41
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,324
Total Liabilities	2,780
Net Assets	11,986,846
At February 28, 2026, net assets consisted of:

Paid-in Capital	8,625,681
Total Distributable Earnings (Loss)	3,361,165
Net Assets	11,986,846

ETF Shares—Net Assets
Applicable to 77,366,171 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,845,918
Net Asset Value Per Share—ETF Shares	$153.11

Institutional Shares—Net Assets
Applicable to 464,138 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	140,928
Net Asset Value Per Share—Institutional Shares	$303.63

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mega Cap Value Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	118,334
Interest[1]	431
Securities Lending—Net	—
Total Income	118,765
Expenses
The Vanguard Group—Note C
Investment Advisory Services	84
Management and Administrative—ETF Shares	3,094
Management and Administrative—Institutional Shares	34
Marketing and Distribution—ETF Shares	200
Marketing and Distribution—Institutional Shares	1
Custodian Fees	14
Shareholders’ Reports—ETF Shares	134
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	3,573
Net Investment Income	115,192
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	248,452
Futures Contracts	336
Swap Contracts	5,938
Realized Net Gain (Loss)	254,726
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,135,485
Futures Contracts	—
Swap Contracts	(2,324)
Change in Unrealized Appreciation (Depreciation)	1,133,161
Net Increase (Decrease) in Net Assets Resulting from Operations	1,503,079
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $400, ($2), and ($5), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $322,832 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,192	196,926
Realized Net Gain (Loss)	254,726	466,258
Change in Unrealized Appreciation (Depreciation)	1,133,161	103,940
Net Increase (Decrease) in Net Assets Resulting from Operations	1,503,079	767,124
Distributions
ETF Shares	(114,305)	(191,098)
Institutional Shares	(1,410)	(2,732)
Total Distributions	(115,715)	(193,830)
Capital Share Transactions
ETF Shares	524,619	1,055,016
Institutional Shares	(936)	(17,036)
Net Increase (Decrease) from Capital Share Transactions	523,683	1,037,980
Total Increase (Decrease)	1,911,047	1,611,274
Net Assets
Beginning of Period	10,075,799	8,464,525
End of Period	11,986,846	10,075,799

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$135.08	$127.48	$105.16	$97.72	$102.64	$78.96
Investment Operations
Net Investment Income[1]	1.507	2.828	2.713	2.709	2.519	2.271
Net Realized and Unrealized Gain (Loss) on Investments	18.043	7.582	22.494	7.364	(5.016)	23.557
Total from Investment Operations	19.550	10.410	25.207	10.073	(2.497)	25.828
Distributions
Dividends from Net Investment Income	(1.520)	(2.810)	(2.887)	(2.633)	(2.423)	(2.148)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.520)	(2.810)	(2.887)	(2.633)	(2.423)	(2.148)
Net Asset Value, End of Period	$153.11	$135.08	$127.48	$105.16	$97.72	$102.64
Total Return	14.59%	8.31%	24.39%	10.53%	-2.51%	33.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,846	$9,951	$8,329	$6,048	$5,586	$4,587
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.20%	2.40%	2.66%	2.45%	2.47%
Portfolio Turnover Rate[3]	7%	8%	13%	7%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$267.86	$252.79	$208.53	$193.77	$203.54	$156.56
Investment Operations
Net Investment Income[1]	3.000	5.616	5.405	5.384	4.999	4.492
Net Realized and Unrealized Gain (Loss) on Investments	35.796	15.048	44.600	14.615	(9.947)	46.761
Total from Investment Operations	38.796	20.664	50.005	19.999	(4.948)	51.253
Distributions
Dividends from Net Investment Income	(3.026)	(5.594)	(5.745)	(5.239)	(4.822)	(4.274)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.026)	(5.594)	(5.745)	(5.239)	(4.822)	(4.274)
Net Asset Value, End of Period	$303.63	$267.86	$252.79	$208.53	$193.77	$203.54
Total Return	14.60%	8.32%	24.40%	10.55%	-2.49%	33.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$141	$125	$135	$118	$116	$128
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.20%	2.42%	2.67%	2.45%	2.49%
Portfolio Turnover Rate[3]	7%	8%	13%	7%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Mega Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $265,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

Mega Cap Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,900,996	—	—	11,900,996
Temporary Cash Investments	69,580	—	—	69,580
Total	11,970,576	—	—	11,970,576
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Liabilities
Swap Contracts	—	(2,324)	—	(2,324)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,533,781
Gross Unrealized Appreciation	3,660,155
Gross Unrealized Depreciation	(223,340)
Net Unrealized Appreciation (Depreciation)	3,436,815
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $363,161,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $754,876,000 of investment securities and sold $822,550,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,152,317,000 and $623,316,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $468,387,000 and sales were $272,425,000, resulting in net realized loss of $44,826,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,174,997	8,375	2,153,209	16,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(650,378)	(4,675)	(1,098,193)	(8,525)
Net Increase (Decrease)—ETF Shares	524,619	3,700	1,055,016	8,325
Institutional Shares
Issued	804	3	1,708	6
Issued in Lieu of Cash Distributions	326	1	651	3
Redeemed	(2,066)	(7)	(19,395)	(77)
Net Increase (Decrease)—Institutional Shares	(936)	(3)	(17,036)	(68)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
12

Mega Cap Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2026, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8392 042026
13

Financial Statements
For the six-months ended February 28, 2026
Vanguard Energy Index Fund

Contents
Financial Statements	1

Energy Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Coal & Consumable Fuels (0.9%)
*	Uranium Energy Corp.	2,537,986	38,907
	Core Natural Resources Inc.	286,817	23,542
	Peabody Energy Corp.	696,239	21,960
*,1	Centrus Energy Corp. Class A	102,117	20,688
			105,097
Integrated Oil & Gas (39.0%)
	Exxon Mobil Corp.	16,726,168	2,550,741
	Chevron Corp.	9,052,995	1,690,737
	Occidental Petroleum Corp.	3,164,535	167,973
			4,409,451
Oil & Gas Drilling (1.4%)
*,1	Transocean Ltd. (XNYS)	5,319,757	34,472
*	Valaris Ltd.	346,811	33,242
	Noble Corp. plc	690,103	31,351
	Helmerich & Payne Inc.	581,909	20,495
	Patterson-UTI Energy Inc.	2,194,095	18,671
*	Seadrill Ltd.	371,713	16,311
*	Nabors Industries Ltd. (XNYS)	103,889	8,116
			162,658
Oil & Gas Equipment & Services (11.1%)
	SLB Ltd.	6,305,409	323,720
	Baker Hughes Co.	4,716,856	307,822
	Halliburton Co.	4,127,521	148,591
	TechnipFMC plc	2,041,694	135,385
	Weatherford International plc	376,746	39,732
	NOV Inc.	1,949,849	39,504
	Archrock Inc.	906,093	32,012
	Kodiak Gas Services Inc.	481,566	26,279
	Liberty Energy Inc.	911,226	25,596
*	Tidewater Inc.	278,072	22,084
	Cactus Inc. Class A	393,299	21,238
*	Oceaneering International Inc.	592,552	21,036
	Solaris Energy Infrastructure Inc.	281,706	13,981
*	Expro Group Holdings NV	722,512	12,904
	Select Water Solutions Inc.	884,791	12,095
*	Helix Energy Solutions Group Inc.	1,126,855	10,356
*	ProPetro Holding Corp.	827,303	10,035
*	TETRA Technologies Inc.	1,096,607	9,497
*	Oil States International Inc.	690,748	9,042
*	Innovex International Inc.	338,711	8,925
*	Bristow Group Inc.	183,950	8,774
	Core Laboratories Inc.	429,093	7,548
	RPC Inc.	1,097,471	6,376
	Atlas Energy Solutions Inc.	566,839	5,459
*	DMC Global Inc.	328,930	1,937
			1,259,928
Oil & Gas Exploration & Production (22.4%)
	ConocoPhillips	5,771,272	654,809
	EOG Resources Inc.	2,608,929	323,716
	EQT Corp.	3,009,707	184,856
	Diamondback Energy Inc.	901,298	156,898
	Texas Pacific Land Corp.	285,425	149,646
	Devon Energy Corp.	2,947,116	128,288
	Expand Energy Corp.	1,160,899	125,284
	Coterra Energy Inc.	3,715,448	113,656
	Ovintiv Inc. (XNYS)	1,421,089	71,893
	Permian Resources Corp.	3,564,908	65,202
*	Antero Resources Corp.	1,498,555	55,162
1

Energy Index Fund
		Shares	Market Value• ($000)
	APA Corp.	1,816,103	55,155
	Range Resources Corp.	1,224,157	50,533
	Viper Energy Inc. Class A	883,721	41,128
	Chord Energy Corp.	307,993	33,377
	Matador Resources Co.	639,793	32,885
*	CNX Resources Corp.	765,345	31,976
	SM Energy Co.	1,229,657	28,442
	Magnolia Oil & Gas Corp. Class A	981,604	27,308
	Murphy Oil Corp.	762,966	25,292
	California Resources Corp.	405,217	23,843
*	Gulfport Energy Corp.	94,232	19,663
	Crescent Energy Co. Class A	1,637,755	19,096
	Northern Oil & Gas Inc.	590,817	16,301
*	Comstock Resources Inc.	625,950	12,275
*	Talos Energy Inc.	913,079	11,185
*	Kosmos Energy Ltd.	4,739,929	11,044
	Kimbell Royalty Partners LP	699,408	10,030
*,1	Sable Offshore Corp.	930,562	7,677
	SandRidge Energy Inc.	387,348	6,790
	VAALCO Energy Inc.	1,301,309	6,702
*	BKV Corp.	210,933	6,609
	Vitesse Energy Inc.	318,578	6,152
	Riley Exploration Permian Inc.	193,279	5,574
	Granite Ridge Resources Inc.	1,048,283	5,304
	W&T Offshore Inc.	1,955,588	5,182
*	Ring Energy Inc.	3,297,387	4,649
[1]	HighPeak Energy Inc.	472,729	2,463
			2,536,045
Oil & Gas Refining & Marketing (9.3%)
	Valero Energy Corp.	1,481,501	303,174
	Phillips 66	1,928,706	297,657
	Marathon Petroleum Corp.	1,501,509	297,614
	HF Sinclair Corp.	817,766	40,897
	PBF Energy Inc. Class A	525,134	18,695
*	Par Pacific Holdings Inc.	381,403	16,275
	Delek US Holdings Inc.	417,706	15,919
*	Calumet Inc.	464,419	12,521
	World Kinect Corp.	409,372	10,214
*	REX American Resources Corp.	260,136	9,250
*	Green Plains Inc.	610,782	8,386
*	CVR Energy Inc.	340,200	8,219
*,1	Gevo Inc.	3,241,323	5,899
*	Clean Energy Fuels Corp.	2,284,944	5,164
			1,049,884
Oil & Gas Storage & Transportation (15.2%)
	Williams Cos. Inc.	5,810,762	434,180
	Kinder Morgan Inc.	9,559,858	318,057
	ONEOK Inc.	3,011,796	249,286
	Cheniere Energy Inc.	1,048,795	247,233
	Targa Resources Corp.	1,029,344	242,719
	DT Midstream Inc.	508,861	70,650
	Antero Midstream Corp.	1,867,636	41,985
	Hess Midstream LP Class A	685,966	26,533
*	Plains GP Holdings LP Class A	1,112,407	25,074
	International Seaways Inc.	258,812	19,548
[1]	Kinetik Holdings Inc.	313,093	14,243
	Dorian LPG Ltd.	306,737	11,346
	Excelerate Energy Inc. Class A	214,592	8,637
*	NextDecade Corp.	1,328,428	7,160
*,1	New Fortress Energy Inc.	2,410,166	2,627
			1,719,278
Total Common Stocks (Cost $8,388,273)			11,242,341
2

Energy Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $54,941)	549,468	54,941
Total Investments (99.8%) (Cost $8,443,214)			11,297,282
Other Assets and Liabilities—Net (0.2%)			27,416
Net Assets (100.0%)			11,324,698
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,728.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,543 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ConocoPhillips	8/31/2026	BANA	11,991	(3.630)	466	—
Occidental Petroleum Corp.	8/31/2026	BANA	20,580	(3.630)	863	—
SLB Ltd.	8/31/2026	BANA	50,162	(3.630)	—	(29)
					1,329	(29)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $506 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Energy Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,388,273)	11,242,341
Affiliated Issuers (Cost $54,941)	54,941
Total Investments in Securities	11,297,282
Investment in Vanguard	233
Cash	1
Receivables for Investment Securities Sold	88,807
Receivables for Accrued Income	47,549
Receivables for Capital Shares Issued	1,709
Variation Margin Receivable—Futures Contracts	—
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,329
Total Assets	11,436,910
Liabilities
Payables for Investment Securities Purchased	93,044
Collateral for Securities on Loan	16,543
Payables for Capital Shares Redeemed	2,240
Payables to Vanguard	356
Unrealized Depreciation—Over-the-Counter Swap Contracts	29
Total Liabilities	112,212
Net Assets	11,324,698
1 Includes $13,728 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	9,981,768
Total Distributable Earnings (Loss)	1,342,930
Net Assets	11,324,698

ETF Shares—Net Assets
Applicable to 58,595,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,233,814
Net Asset Value Per Share—ETF Shares	$157.59

Admiral™ Shares—Net Assets
Applicable to 26,559,611 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,090,884
Net Asset Value Per Share—Admiral Shares	$78.72

See accompanying Notes, which are an integral part of the Financial Statements.
4

Energy Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	141,837
Interest[1]	985
Securities Lending—Net	791
Total Income	143,613
Expenses
The Vanguard Group—Note C
Investment Advisory Services	67
Management and Administrative—ETF Shares	2,975
Management and Administrative—Admiral Shares	691
Marketing and Distribution—ETF Shares	129
Marketing and Distribution—Admiral Shares	43
Custodian Fees	6
Shareholders’ Reports—ETF Shares	142
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	4,072
Net Investment Income	139,541
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	140,212
Swap Contracts	17,097
Realized Net Gain (Loss)	157,309
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,983,812
Swap Contracts	1,300
Change in Unrealized Appreciation (Depreciation)	1,985,112
Net Increase (Decrease) in Net Assets Resulting from Operations	2,281,962
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $980, ($5), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $200,033 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,541	286,046
Realized Net Gain (Loss)	157,309	425,650
Change in Unrealized Appreciation (Depreciation)	1,985,112	(528,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,281,962	182,855
Distributions
ETF Shares	(114,176)	(239,827)
Admiral Shares	(25,966)	(53,556)
Total Distributions	(140,142)	(293,383)
Capital Share Transactions
ETF Shares	134,590	(873,885)
Admiral Shares	44,318	(90,993)
Net Increase (Decrease) from Capital Share Transactions	178,908	(964,878)
Total Increase (Decrease)	2,320,728	(1,075,406)
Net Assets
Beginning of Period	9,003,970	10,079,376
End of Period	11,324,698	9,003,970

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$126.88	$127.39	$124.62	$113.45	$67.99	$47.90
Investment Operations
Net Investment Income[1]	2.005	3.838	3.930	4.205	3.625	2.802
Net Realized and Unrealized Gain (Loss) on Investments	30.733	(.448)	2.670	11.554	45.526	19.789
Total from Investment Operations	32.738	3.390	6.600	15.759	49.151	22.591
Distributions
Dividends from Net Investment Income	(2.028)	(3.900)	(3.830)	(4.589)	(3.691)	(2.501)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.028)	(3.900)	(3.830)	(4.589)	(3.691)	(2.501)
Net Asset Value, End of Period	$157.59	$126.88	$127.39	$124.62	$113.45	$67.99
Total Return	26.21%	2.82%	5.37%	14.51%	74.07%	48.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,234	$7,355	$8,331	$8,440	$7,862	$4,806
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.07%	3.12%	3.16%	3.58%	3.80%	4.54%
Portfolio Turnover Rate[3]	3%	11%	8%	9%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$63.38	$63.64	$62.25	$56.67	$33.97	$23.93
Investment Operations
Net Investment Income[1]	1.000	1.926	1.956	2.095	1.829	1.435
Net Realized and Unrealized Gain (Loss) on Investments	15.353	(.237)	1.347	5.777	22.715	9.855
Total from Investment Operations	16.353	1.689	3.303	7.872	24.544	11.290
Distributions
Dividends from Net Investment Income	(1.013)	(1.949)	(1.913)	(2.292)	(1.844)	(1.250)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.013)	(1.949)	(1.913)	(2.292)	(1.844)	(1.250)
Net Asset Value, End of Period	$78.72	$63.38	$63.64	$62.25	$56.67	$33.97
Total Return[2]	26.21%	2.81%	5.39%	14.58%	73.97%	48.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,091	$1,649	$1,749	$1,900	$1,944	$1,100
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.13%	3.15%	3.57%	3.83%	4.52%
Portfolio Turnover Rate[4]	3%	11%	8%	9%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
9

Energy Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $233,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,242,341	—	—	11,242,341
Temporary Cash Investments	54,941	—	—	54,941
Total	11,297,282	—	—	11,297,282
Derivative Financial Instruments
Assets
Swap Contracts	—	1,329	—	1,329
Liabilities
Swap Contracts	—	(29)	—	(29)
10

Energy Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,491,237
Gross Unrealized Appreciation	3,087,425
Gross Unrealized Depreciation	(281,380)
Net Unrealized Appreciation (Depreciation)	2,806,045
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,687,415,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $386,521,000 of investment securities and sold $319,308,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $734,382,000 and $624,146,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $0 and sales were $801,000, resulting in net realized loss of $1,120,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	761,200	5,451	1,033,381	8,398
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(626,610)	(4,825)	(1,907,266)	(15,825)
Net Increase (Decrease)—ETF Shares	134,590	626	(873,885)	(7,427)
Admiral Shares
Issued	233,713	3,401	473,933	7,642
Issued in Lieu of Cash Distributions	23,336	370	48,127	789
Redeemed	(212,731)	(3,223)	(613,053)	(9,896)
Net Increase (Decrease)—Admiral Shares	44,318	548	(90,993)	(1,465)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
11

Energy Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54802 042026
12

Financial Statements
For the six-months ended February 28, 2026
Vanguard Materials Index Fund

Contents
Financial Statements	1

Materials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Chemicals (48.4%)
	Linde plc	1,352,120	686,985
	Sherwin-Williams Co.	681,922	247,258
	Ecolab Inc.	738,136	227,604
	Air Products & Chemicals Inc.	617,547	170,239
	Corteva Inc.	1,956,681	156,769
	PPG Industries Inc.	649,784	80,099
	Dow Inc.	2,058,119	63,246
	International Flavors & Fragrances Inc.	741,564	60,979
	Albemarle Corp.	340,810	60,893
	DuPont de Nemours Inc.	1,213,205	60,709
	CF Industries Holdings Inc.	451,648	44,957
	LyondellBasell Industries NV Class A	745,621	42,888
	RPM International Inc.	370,863	42,323
	Solstice Advanced Materials Inc.	459,618	36,085
	Mosaic Co.	919,101	25,588
	Eastman Chemical Co.	330,303	24,941
	Element Solutions Inc.	665,703	23,360
*	Axalta Coating Systems Ltd.	617,766	20,640
	Balchem Corp.	93,779	17,014
	Celanese Corp.	317,083	15,835
	NewMarket Corp.	23,128	14,478
	Westlake Corp.	111,428	11,742
	Cabot Corp.	153,175	11,663
	Avient Corp.	265,128	10,889
	Sensient Technologies Corp.	104,561	10,616
	HB Fuller Co.	156,621	10,293
*	Perimeter Solutions Inc.	406,919	9,554
	Scotts Miracle-Gro Co.	134,376	9,422
	Hawkins Inc.	57,466	8,568
	Olin Corp.	330,446	8,383
	Ashland Inc.	132,344	8,253
	Chemours Co.	434,023	7,917
*	Ingevity Corp.	104,137	7,501
	Minerals Technologies Inc.	90,152	6,367
	Huntsman Corp.	477,944	6,046
	Quaker Chemical Corp.	40,167	5,906
	Innospec Inc.	71,747	5,494
	FMC Corp.	361,706	5,332
*	Ecovyst Inc.	330,174	3,721
	Stepan Co.	62,220	3,166
	Tronox Holdings plc	344,303	2,575
*,1	PureCycle Technologies Inc.	391,315	2,469
	Koppers Holdings Inc.	56,821	2,148
	Mativ Holdings Inc.	158,325	1,716
*	LSB Industries Inc.	145,815	1,694
*	ASP Isotopes Inc.	307,911	1,644
	AdvanSix Inc.	77,780	1,387
*	Intrepid Potash Inc.	32,806	1,213
	Orion SA	162,695	926
*	Aspen Aerogels Inc.	203,533	635
	Kronos Worldwide Inc.	66,547	387
*	American Vanguard Corp.	78,293	361
			2,290,878
Construction Materials (12.7%)
	CRH plc	1,940,865	232,865
	Vulcan Materials Co.	382,605	118,607
	Martin Marietta Materials Inc.	174,628	118,148
*	Amrize Ltd.	1,441,375	93,675
	Eagle Materials Inc.	92,845	20,779
1

Materials Index Fund
		Shares	Market Value• ($000)
*	Knife River Corp.	164,077	14,600
	United States Lime & Minerals Inc.	33,170	3,787
			602,461
Containers & Packaging (10.4%)
	Smurfit WestRock plc	1,512,061	71,082
	Amcor plc	1,337,995	64,799
	International Paper Co.	1,452,553	63,259
	Packaging Corp. of America	260,541	60,482
	Ball Corp.	737,196	49,488
	Avery Dennison Corp.	223,820	43,947
	Crown Holdings Inc.	334,006	38,277
	AptarGroup Inc.	190,009	27,306
	Sealed Air Corp.	426,023	17,842
	Sonoco Products Co.	285,603	16,128
	Silgan Holdings Inc.	260,076	12,497
	Graphic Packaging Holding Co.	854,549	10,451
*	O-I Glass Inc.	444,743	5,959
	Greif Inc. Class A	71,511	5,197
	TriMas Corp.	94,155	3,680
	Myers Industries Inc.	92,071	2,060
*	Ranpak Holdings Corp.	134,604	689
*,1	Eightco Holdings Inc.	237,520	249
			493,392
Metals & Mining (27.6%)
	Newmont Corp. (XNYS)	3,159,912	410,789
	Freeport-McMoRan Inc.	4,157,944	283,073
	Nucor Corp.	662,706	117,219
	Steel Dynamics Inc.	401,722	77,585
	Royal Gold Inc.	244,387	73,265
*	Coeur Mining Inc.	1,859,595	50,488
	Hecla Mining Co.	1,940,365	48,335
	Reliance Inc.	151,405	47,789
	Alcoa Corp.	559,865	34,756
*,1	MP Materials Corp.	410,250	24,151
	Commercial Metals Co.	321,149	23,540
*	Cleveland-Cliffs Inc.	1,649,625	17,585
	Warrior Met Coal Inc.	152,221	12,671
	Materion Corp.	60,034	9,789
*	Perpetua Resources Corp.	249,498	9,197
*	Constellium SE	359,121	8,939
*	Century Aluminum Co.	162,164	8,361
	Kaiser Aluminum Corp.	46,927	6,107
*	Alpha Metallurgical Resources Inc.	31,647	5,147
*	Ivanhoe Electric Inc.	269,204	4,628
*,1	USA Rare Earth Inc.	220,866	4,174
*	McEwen Mining Inc.	143,353	4,064
	Worthington Steel Inc.	95,624	3,974
*,1	TMC the metals Co. Inc.	598,651	3,754
	Ryerson Holding Corp.	134,138	3,509
*	US Antimony Corp.	341,815	3,056
*	Compass Minerals International Inc.	102,928	2,594
*	Metallus Inc.	108,510	1,845
*	Ramaco Resources Inc. Class A	111,650	1,690
	SunCoke Energy Inc.	245,141	1,397
			1,303,471
Paper & Forest Products (0.5%)
	Louisiana-Pacific Corp.	181,493	15,380
	Sylvamo Corp.	97,064	4,494
*	Magnera Corp.	98,603	1,277
*	Clearwater Paper Corp.	46,370	695
	Mercer International Inc.	117,572	211
			22,057
Total Common Stocks (Cost $3,694,589)			4,712,259
2

Materials Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $28,753)	287,551	28,752
Total Investments (100.2%) (Cost $3,723,342)			4,741,011
Other Assets and Liabilities—Net (-0.2%)			(7,753)
Net Assets (100.0%)			4,733,258
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,675.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,128 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Air Products & Chemicals Inc.	8/31/2026	BANA	7,568	(3.630)	—	(126)
Alcoa Corp.	8/31/2026	BANA	12,331	(3.630)	—	(537)
					—	(663)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Materials Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,694,589)	4,712,259
Affiliated Issuers (Cost $28,753)	28,752
Total Investments in Securities	4,741,011
Investment in Vanguard	100
Receivables for Investment Securities Sold	8,476
Receivables for Accrued Income	4,016
Receivables for Capital Shares Issued	1,803
Total Assets	4,755,406
Liabilities
Payables for Investment Securities Purchased	8,525
Collateral for Securities on Loan	11,128
Payables for Capital Shares Redeemed	1,682
Payables to Vanguard	150
Unrealized Depreciation—Over-the-Counter Swap Contracts	663
Total Liabilities	22,148
Net Assets	4,733,258
1 Includes $9,675 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	3,867,431
Total Distributable Earnings (Loss)	865,827
Net Assets	4,733,258

ETF Shares—Net Assets
Applicable to 13,182,950 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,217,520
Net Asset Value Per Share—ETF Shares	$244.07

Admiral™ Shares—Net Assets
Applicable to 12,189,236 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,515,738
Net Asset Value Per Share—Admiral Shares	$124.35

See accompanying Notes, which are an integral part of the Financial Statements.
4

Materials Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	31,554
Interest[2]	233
Securities Lending—Net	110
Total Income	31,897
Expenses
The Vanguard Group—Note C
Investment Advisory Services	30
Management and Administrative—ETF Shares	1,119
Management and Administrative—Admiral Shares	527
Marketing and Distribution—ETF Shares	47
Marketing and Distribution—Admiral Shares	32
Custodian Fees	12
Shareholders’ Reports—ETF Shares	78
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,858
Net Investment Income	30,039
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	101,736
Swap Contracts	5,661
Realized Net Gain (Loss)	107,397
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	593,082
Swap Contracts	(663)
Change in Unrealized Appreciation (Depreciation)	592,419
Net Increase (Decrease) in Net Assets Resulting from Operations	729,855
1	Dividends are net of foreign withholding taxes of $1.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $231, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $125,718 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Materials Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,039	66,806
Realized Net Gain (Loss)	107,397	101,513
Change in Unrealized Appreciation (Depreciation)	592,419	(100,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	729,855	67,637
Distributions
ETF Shares	(21,674)	(47,529)
Admiral Shares	(9,615)	(20,289)
Total Distributions	(31,289)	(67,818)
Capital Share Transactions
ETF Shares	(119,327)	(167,287)
Admiral Shares	33,497	11,707
Net Increase (Decrease) from Capital Share Transactions	(85,830)	(155,580)
Total Increase (Decrease)	612,736	(155,761)
Net Assets
Beginning of Period	4,120,522	4,276,283
End of Period	4,733,258	4,120,522

See accompanying Notes, which are an integral part of the Financial Statements.
6

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$208.28	$206.54	$182.61	$166.09	$187.02	$134.84
Investment Operations
Net Investment Income[1]	1.530	3.317	3.241	3.253	3.213	2.801
Net Realized and Unrealized Gain (Loss) on Investments	35.840	1.761	23.940	16.513	(20.893)	52.014
Total from Investment Operations	37.370	5.078	27.181	19.766	(17.680)	54.815
Distributions
Dividends from Net Investment Income	(1.580)	(3.338)	(3.251)	(3.246)	(3.250)	(2.635)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.580)	(3.338)	(3.251)	(3.246)	(3.250)	(2.635)
Net Asset Value, End of Period	$244.07	$208.28	$206.54	$182.61	$166.09	$187.02
Total Return	18.09%	2.57%	15.08%	12.09%	-9.55%	41.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,218	$2,859	$3,039	$3,070	$2,889	$3,924
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.68%	1.72%	1.87%	1.76%	1.66%
Portfolio Turnover Rate[3]	5%	7%	12%	5%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Materials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$106.12	$105.23	$93.04	$84.62	$95.29	$68.70
Investment Operations
Net Investment Income[1]	.773	1.692	1.650	1.654	1.652	1.424
Net Realized and Unrealized Gain (Loss) on Investments	18.262	.899	12.197	8.420	(10.665)	26.507
Total from Investment Operations	19.035	2.591	13.847	10.074	(9.013)	27.931
Distributions
Dividends from Net Investment Income	(.805)	(1.701)	(1.657)	(1.654)	(1.657)	(1.341)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.805)	(1.701)	(1.657)	(1.654)	(1.657)	(1.341)
Net Asset Value, End of Period	$124.35	$106.12	$105.23	$93.04	$84.62	$95.29
Total Return[2]	18.09%	2.57%	15.09%	12.10%	-9.56%	41.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,516	$1,262	$1,238	$1,065	$994	$1,078
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.68%	1.71%	1.86%	1.78%	1.67%
Portfolio Turnover Rate[4]	5%	7%	12%	5%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
9

Materials Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $100,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,712,259	—	—	4,712,259
Temporary Cash Investments	28,752	—	—	28,752
Total	4,741,011	—	—	4,741,011
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(663)	—	(663)
10

Materials Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,748,926
Gross Unrealized Appreciation	1,387,594
Gross Unrealized Depreciation	(395,509)
Net Unrealized Appreciation (Depreciation)	992,085
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $250,389,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $288,733,000 of investment securities and sold $220,631,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $165,559,000 and $322,949,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $6,852,000 and sales were $60,598,000, resulting in net realized loss of $1,799,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	204,407	938	344,005	1,752
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(323,734)	(1,480)	(511,292)	(2,740)
Net Increase (Decrease)—ETF Shares	(119,327)	(542)	(167,287)	(988)
Admiral Shares
Issued	179,140	1,620	230,590	2,321
Issued in Lieu of Cash Distributions	8,917	86	18,854	188
Redeemed	(154,560)	(1,410)	(237,737)	(2,376)
Net Increase (Decrease)—Admiral Shares	33,497	296	11,707	133
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
11

Materials Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54812 042026
12

Financial Statements
For the six-months ended February 28, 2026
Vanguard Industrials Index Fund

Contents
Financial Statements	1

Industrials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Aerospace & Defense (24.1%)
	General Electric Co.	1,209,976	414,126
	RTX Corp.	1,537,970	311,624
*	Boeing Co.	898,267	204,383
	Lockheed Martin Corp.	238,894	157,211
	Howmet Aerospace Inc.	438,151	115,028
	Northrop Grumman Corp.	155,534	112,666
	General Dynamics Corp.	263,368	94,036
	TransDigm Group Inc.	64,601	84,162
	L3Harris Technologies Inc.	214,590	78,227
*	Axon Enterprise Inc.	85,999	46,646
*	Rocket Lab Corp.	551,521	38,110
	Curtiss-Wright Corp.	42,307	29,629
	Woodward Inc.	68,676	26,561
*	ATI Inc.	155,852	25,496
	Carpenter Technology Corp.	57,124	22,739
	BWX Technologies Inc.	104,900	21,607
	HEICO Corp. Class A	86,913	20,869
	Huntington Ingalls Industries Inc.	45,023	20,014
	Textron Inc.	202,174	19,944
*	Kratos Defense & Security Solutions Inc.	193,617	16,686
	HEICO Corp.	50,623	16,172
	Moog Inc. Class A	33,057	11,154
*	AeroVironment Inc.	37,271	9,402
	Hexcel Corp.	91,341	8,466
	VSE Corp.	31,428	7,136
*	StandardAero Inc.	226,271	6,969
*	Mercury Systems Inc.	62,046	5,524
*	Karman Holdings Inc.	60,707	5,349
*	AAR Corp.	45,458	5,326
*	Archer Aviation Inc. Class A	707,055	5,034
	Leonardo DRS Inc.	91,725	3,980
*	Loar Holdings Inc.	37,498	2,655
*	Astronics Corp.	30,212	2,436
*,1	Intuitive Machines Inc.	122,584	2,020
*	Ducommun Inc.	16,251	2,008
*	V2X Inc.	27,263	1,902
	Cadre Holdings Inc.	34,703	1,540
*	Red Cat Holdings Inc.	123,095	1,434
*	Redwire Corp.	113,524	1,030
	National Presto Industries Inc.	6,115	807
*	Voyager Technologies Inc. Class A	18,253	487
*	AerSale Corp.	39,035	304
*,1	Virgin Galactic Holdings Inc.	83,914	214
			1,961,113
Air Freight & Logistics (3.2%)
	FedEx Corp.	256,194	99,147
	United Parcel Service Inc. Class B (XNYS)	847,680	98,297
	CH Robinson Worldwide Inc.	135,526	25,106
	Expeditors International of Washington Inc.	153,780	22,303
*	GXO Logistics Inc.	131,513	8,263
	Hub Group Inc. Class A	69,408	2,989
*	Forward Air Corp.	22,498	569
			256,674
Building Products (6.1%)
	Trane Technologies plc	254,349	117,591
	Johnson Controls International plc	702,079	101,310
	Carrier Global Corp.	869,586	56,001
	Lennox International Inc.	36,227	20,647
	Carlisle Cos. Inc.	47,948	18,928
1

Industrials Index Fund
		Shares	Market Value• ($000)
	Masco Corp.	238,317	17,068
	Allegion plc	98,729	15,910
	Advanced Drainage Systems Inc.	84,680	14,509
*	Builders FirstSource Inc.	126,782	13,222
*	Modine Manufacturing Co.	57,426	13,050
	Owens Corning	94,382	11,521
	A O Smith Corp.	129,903	10,133
	Simpson Manufacturing Co. Inc.	47,486	9,192
	Zurn Elkay Water Solutions Corp.	172,992	8,819
	Armstrong World Industries Inc.	49,541	8,595
[1]	AAON Inc.	79,449	8,040
	Fortune Brands Innovations Inc.	137,796	7,488
	UFP Industries Inc.	66,752	6,870
*	Resideo Technologies Inc.	154,389	5,975
	CSW Industrials Inc.	19,121	5,628
*	Trex Co. Inc.	123,188	5,103
	AZZ Inc.	32,482	4,417
*	Hayward Holdings Inc.	248,773	3,980
	Griffon Corp.	42,591	3,631
*	Gibraltar Industries Inc.	33,943	1,544
*	Masterbrand Inc.	146,401	1,482
*	Janus International Group Inc.	159,123	1,108
	Apogee Enterprises Inc.	24,940	993
	Quanex Building Products Corp.	46,769	960
*	American Woodmark Corp.	16,791	841
	Insteel Industries Inc.	22,486	838
*	JELD-WEN Holding Inc.	96,611	189
			495,583
Commercial Services & Supplies (5.8%)
	Waste Management Inc.	462,126	111,298
	Cintas Corp.	412,797	83,026
	Republic Services Inc.	248,563	56,921
	Waste Connections Inc. (XTSE)	263,723	45,395
*	Copart Inc.	1,055,009	40,185
	Veralto Corp.	284,834	27,751
	Rollins Inc.	333,688	20,318
*	Clean Harbors Inc.	58,253	17,080
	Tetra Tech Inc.	284,364	10,192
	MSA Safety Inc.	42,680	8,340
*	Casella Waste Systems Inc. Class A	71,791	6,688
	Brink's Co.	47,562	5,554
	Brady Corp. Class A	49,956	4,613
	UniFirst Corp.	17,227	4,045
	HNI Corp.	77,831	3,499
*	OPENLANE Inc.	121,590	3,467
	ABM Industries Inc.	68,977	3,069
*	GEO Group Inc.	159,512	2,399
*	CoreCivic Inc.	119,882	2,120
	Interface Inc.	67,156	2,115
	Pitney Bowes Inc.	175,256	1,881
*	Healthcare Services Group Inc.	80,747	1,758
*	Enviri Corp.	83,861	1,588
	MillerKnoll Inc.	78,571	1,582
	Deluxe Corp.	51,548	1,430
*	Cimpress plc	18,248	1,333
*	BrightView Holdings Inc.	80,979	1,117
*	Montrose Environmental Group Inc.	38,182	1,116
*	ACV Auctions Inc. Class A	197,155	958
*	Vestis Corp.	120,376	947
*	Liquidity Services Inc.	28,294	894
	Ennis Inc.	29,362	620
	ACCO Brands Corp.	102,545	417
*	Civeo Corp.	11,503	319
			474,035
Construction & Engineering (4.5%)
	Quanta Services Inc.	171,075	96,329
	Comfort Systems USA Inc.	40,466	57,841
	EMCOR Group Inc.	51,364	37,219
*	MasTec Inc.	72,438	21,588
2

Industrials Index Fund
		Shares	Market Value• ($000)
*	API Group Corp.	420,560	18,698
*	Sterling Infrastructure Inc.	35,263	15,097
	AECOM	151,108	14,805
*	Dycom Industries Inc.	34,345	14,426
	Valmont Industries Inc.	22,612	10,400
*	Fluor Corp.	184,975	9,676
	Primoris Services Corp.	62,028	9,349
*	Construction Partners Inc. Class A	54,956	7,384
	Argan Inc.	15,900	7,175
	Granite Construction Inc.	50,073	6,733
*	Everus Construction Group Inc.	55,627	6,724
	Arcosa Inc.	56,195	6,040
*	IES Holdings Inc.	10,278	5,091
*	MYR Group Inc.	17,809	4,808
	WillScot Holdings Corp.	208,126	4,498
	Tutor Perini Corp.	51,462	3,879
*	Centuri Holdings Inc.	102,837	3,188
*	Great Lakes Dredge & Dock Corp.	77,212	1,309
*	Ameresco Inc. Class A	38,064	1,159
*	Limbach Holdings Inc.	12,552	1,147
*	NWPX Infrastructure Inc.	10,997	853
*	Bowman Consulting Group Ltd.	15,741	528
*	Matrix Service Co.	29,719	327
*	Concrete Pumping Holdings Inc.	26,865	181
			366,452
Electrical Equipment (11.9%)
	GE Vernova Inc.	311,237	271,897
	Eaton Corp. plc	445,550	167,491
	Vertiv Holdings Co. Class A	416,666	106,204
	Emerson Electric Co.	644,457	97,152
	AMETEK Inc.	264,040	63,164
	Rockwell Automation Inc.	128,971	52,549
*	Bloom Energy Corp. Class A	257,757	40,125
	Hubbell Inc.	60,971	31,195
	nVent Electric plc	185,119	21,911
*	Nextpower Inc. Class A	170,291	17,898
	Regal Rexnord Corp.	72,366	15,991
*	Generac Holdings Inc.	67,367	15,182
	Acuity Inc.	35,179	10,610
	EnerSys	42,299	7,028
	Sensata Technologies Holding plc	167,370	6,250
	Powell Industries Inc.	11,131	5,828
*	Vicor Corp.	26,414	5,320
*	Sunrun Inc.	265,949	3,524
*	Plug Power Inc.	1,515,410	2,713
*	NuScale Power Corp.	194,495	2,499
	Atkore Inc.	38,611	2,498
*	Eos Energy Enterprises Inc.	372,173	2,120
*	Thermon Group Holdings Inc.	37,485	1,903
*	American Superconductor Corp.	52,126	1,698
*	Amprius Technologies Inc.	134,578	1,444
*	Array Technologies Inc.	175,940	1,334
*,1	NANO Nuclear Energy Inc.	46,039	1,224
*	T1 Energy Inc.	191,599	1,180
*	Enovix Corp.	222,721	1,174
*	Fluence Energy Inc.	74,563	1,159
*	Shoals Technologies Group Inc. Class A	192,302	1,140
	Allient Inc.	15,673	1,032
*	Power Solutions International Inc.	10,486	876
	Preformed Line Products Co.	3,106	788
	LSI Industries Inc.	32,943	712
*	FuelCell Energy Inc.	54,800	446
*	SES AI Corp.	237,479	389
*	Energy Vault Holdings Inc.	102,506	307
*	Hyliion Holdings Corp.	139,052	285
*,1	ChargePoint Holdings Inc.	24,841	156
*	GrafTech International Ltd.	19,177	133
*	Net Power Inc.	35,610	69
			966,598
3

Industrials Index Fund
		Shares	Market Value• ($000)
Ground Transportation (8.0%)
*	Uber Technologies Inc.	2,264,339	170,776
	Union Pacific Corp.	580,374	153,787
	CSX Corp.	2,135,952	91,184
	Norfolk Southern Corp.	257,341	80,995
	Old Dominion Freight Line Inc.	215,915	43,841
*	XPO Inc.	134,664	28,343
	JB Hunt Transport Services Inc.	87,411	20,403
*	Saia Inc.	30,563	12,390
	Knight-Swift Transportation Holdings Inc.	186,307	11,722
	Ryder System Inc.	46,270	10,252
	Landstar System Inc.	39,373	6,416
*	Lyft Inc. Class A	443,757	6,142
	ArcBest Corp.	25,801	2,649
	Werner Enterprises Inc.	68,981	2,421
*,1	Avis Budget Group Inc.	20,188	1,966
*	RXO Inc.	122,294	1,952
	Schneider National Inc. Class B	63,519	1,803
	Marten Transport Ltd.	71,091	966
	FTAI Infrastructure Inc.	127,487	740
*,1	Hertz Global Holdings Inc.	140,337	637
	Heartland Express Inc.	54,151	597
	Covenant Logistics Group Inc.	17,145	505
			650,487
Industrial Conglomerates (3.4%)
	Honeywell International Inc.	728,286	177,403
	3M Co.	609,398	100,746
			278,149
Machinery (20.6%)
	Caterpillar Inc. (XNYS)	536,825	398,770
	Deere & Co.	294,724	185,591
	Parker-Hannifin Corp.	144,740	146,069
	Cummins Inc.	158,347	92,454
	Illinois Tool Works Inc.	316,100	91,868
	PACCAR Inc.	602,510	75,970
	Westinghouse Air Brake Technologies Corp.	196,130	51,769
	Ingersoll Rand Inc. (XYNS)	453,330	42,676
	Otis Worldwide Corp.	447,053	41,379
	Xylem Inc.	279,300	36,186
	Dover Corp.	157,341	35,480
	Snap-on Inc.	59,675	22,988
	Fortive Corp.	388,156	22,979
	ITT Inc.	98,749	19,988
*	RBC Bearings Inc.	34,462	19,847
	Pentair plc	187,667	18,615
	Lincoln Electric Holdings Inc.	63,153	18,128
	IDEX Corp.	85,911	17,996
	Graco Inc.	190,324	17,875
	Nordson Corp.	60,869	17,861
	Stanley Black & Decker Inc.	177,551	15,356
	Mueller Industries Inc.	121,069	14,281
*	SPX Technologies Inc.	57,222	12,986
	Flowserve Corp.	145,761	12,903
	Oshkosh Corp.	72,490	12,325
	CNH Industrial NV	1,001,722	12,321
	Donaldson Co. Inc.	132,194	12,262
	Allison Transmission Holdings Inc.	95,387	11,952
*	Chart Industries Inc.	54,871	11,375
	Crane Co.	56,181	11,266
	Toro Co.	112,337	11,106
	Watts Water Technologies Inc. Class A	31,465	10,344
	AGCO Corp.	72,836	9,942
*	Middleby Corp.	54,851	9,262
	JBT Marel Corp.	59,553	9,171
	Terex Corp.	130,118	8,951
	Esab Corp.	66,248	8,359
	Timken Co.	75,908	8,227
	ESCO Technologies Inc.	29,658	8,224
*	Gates Industrial Corp. plc	296,306	8,169
4

Industrials Index Fund
		Shares	Market Value• ($000)
	Federal Signal Corp.	69,656	8,110
	Enpro Inc.	24,131	6,241
	Atmus Filtration Technologies Inc.	93,401	6,027
	Mueller Water Products Inc. Class A	179,101	5,361
	Kadant Inc.	13,535	4,591
	Franklin Electric Co. Inc.	43,261	4,310
	Standex International Corp.	13,920	3,647
	Kennametal Inc.	83,129	3,348
*	Symbotic Inc.	57,376	3,143
	Trinity Industries Inc.	91,773	3,137
	Helios Technologies Inc.	38,119	2,719
	Alamo Group Inc.	11,768	2,513
	Enerpac Tool Group Corp.	60,529	2,470
*	Blue Bird Corp.	36,337	2,117
*	CECO Environmental Corp.	34,745	2,100
	Worthington Enterprises Inc.	36,785	2,060
	Greenbrier Cos. Inc.	35,432	1,999
	Albany International Corp. Class A	32,914	1,897
*	Hillman Solutions Corp.	226,397	1,856
*	Proto Labs Inc.	26,992	1,676
	Lindsay Corp.	12,012	1,618
	Gorman-Rupp Co.	24,306	1,561
	Astec Industries Inc.	23,422	1,454
	Douglas Dynamics Inc.	26,346	1,210
	Tennant Co.	19,614	1,197
*	Graham Corp.	11,898	966
	Columbus McKinnon Corp.	33,605	638
	Aebi Schmidt Holding AG	43,689	630
*	Energy Recovery Inc.	60,176	628
*	Titan International Inc.	58,241	567
*	Manitowoc Co. Inc.	38,095	562
	Miller Industries Inc.	12,967	545
*	Microvast Holdings Inc.	240,008	538
	Wabash National Corp.	47,522	482
	Luxfer Holdings plc	30,778	396
	Hyster-Yale Inc.	9,608	354
*	3D Systems Corp.	167,630	324
	Park-Ohio Holdings Corp.	9,621	248
			1,676,511
Marine Transportation (0.2%)
*	Kirby Corp.	62,140	8,065
	Matson Inc.	35,754	5,940
	Genco Shipping & Trading Ltd.	37,750	908
			14,913
Passenger Airlines (1.8%)
	Delta Air Lines Inc.	749,035	49,212
*	United Airlines Holdings Inc.	371,390	39,479
	Southwest Airlines Co.	533,925	26,301
*	American Airlines Group Inc.	757,353	9,899
*	Alaska Air Group Inc.	132,932	6,859
*	Joby Aviation Inc.	562,027	5,654
*	SkyWest Inc.	45,965	4,784
*	JetBlue Airways Corp.	356,409	1,975
*	Allegiant Travel Co.	16,851	1,721
*	Sun Country Airlines Holdings Inc.	61,534	1,211
*	Frontier Group Holdings Inc.	64,717	287
			147,382
Professional Services (5.4%)
	Automatic Data Processing Inc.	463,928	99,448
	Paychex Inc.	370,656	34,712
	Verisk Analytics Inc.	159,878	33,186
	Equifax Inc.	140,429	29,344
	Broadridge Financial Solutions Inc.	133,910	24,890
	Leidos Holdings Inc.	139,358	24,402
	SS&C Technologies Holdings Inc.	252,096	18,980
	Jacobs Solutions Inc.	135,508	18,681
	TransUnion	222,864	17,506
*	CACI International Inc. Class A	25,347	15,466
	Booz Allen Hamilton Holding Corp.	139,033	10,960
5

Industrials Index Fund
		Shares	Market Value• ($000)
	Genpact Ltd.	187,717	7,456
	UL Solutions Inc. Class A	88,537	7,434
	Paycom Software Inc.	56,630	7,126
*	Planet Labs PBC	284,920	6,878
	KBR Inc.	145,522	6,145
*	FTI Consulting Inc.	35,389	5,819
*	ExlService Holdings Inc.	181,858	5,683
*	Amentum Holdings Inc.	181,651	5,426
*	Paylocity Holding Corp.	49,861	5,310
	Science Applications International Corp.	51,739	4,773
	Maximus Inc.	62,429	4,720
*	Parsons Corp.	67,153	4,432
	Exponent Inc.	57,190	4,162
	Korn Ferry	59,980	3,759
*	Verra Mobility Corp.	182,832	3,055
	Robert Half Inc.	116,002	2,833
*	Huron Consulting Group Inc.	19,740	2,791
	CSG Systems International Inc.	32,607	2,605
*	Upwork Inc.	143,219	1,922
	ICF International Inc.	21,178	1,760
*	CBIZ Inc.	56,454	1,617
*	Innodata Inc.	36,448	1,610
*	TIC Solutions Inc.	165,531	1,568
*	Willdan Group Inc.	16,893	1,506
	ManpowerGroup Inc.	53,070	1,484
	Concentrix Corp.	42,723	1,401
	TriNet Group Inc.	36,129	1,376
	CRA International Inc.	7,485	1,292
*	First Advantage Corp.	90,771	1,045
*	Legalzoom.com Inc.	133,617	939
	Insperity Inc.	41,645	925
	Barrett Business Services Inc.	29,629	823
*	Clarivate plc	342,089	787
	Kforce Inc.	20,939	566
	Alight Inc. Class A	475,834	419
	Kelly Services Inc. Class A	36,053	350
*	Conduent Inc.	164,351	240
*	TaskUS Inc. Class A	15,655	166
*	TrueBlue Inc.	34,942	148
*	Franklin Covey Co.	10,599	138
	Resources Connection Inc.	32,834	123
*	Forrester Research Inc.	14,218	85
*	TTEC Holdings Inc.	26,284	66
			440,338
Trading Companies & Distributors (4.6%)
	United Rentals Inc.	72,999	61,319
	Fastenal Co.	1,317,115	60,640
	WW Grainger Inc.	51,817	59,317
	Ferguson Enterprises Inc.	224,338	58,498
	Watsco Inc.	40,091	16,731
*	QXO Inc.	696,626	16,684
	WESCO International Inc.	55,785	16,150
	Applied Industrial Technologies Inc.	43,285	12,232
*	Core & Main Inc. Class A	216,349	11,718
	Air Lease Corp.	121,805	7,898
*	SiteOne Landscape Supply Inc.	51,083	7,299
	GATX Corp.	38,860	7,157
	Herc Holdings Inc.	36,306	5,075
	Rush Enterprises Inc. Class A	69,489	4,932
	MSC Industrial Direct Co. Inc. Class A	51,183	4,803
	Boise Cascade Co.	42,344	3,504
	McGrath RentCorp.	28,153	3,124
*	DNOW Inc.	212,373	2,502
*	DXP Enterprises Inc.	15,305	2,119
*	Xometry Inc. Class A	51,327	2,105
*	NPK International Inc.	96,146	1,387
*	Transcat Inc.	10,551	823
	Global Industrial Co.	22,379	738
	Willis Lease Finance Corp.	3,536	720
6

Industrials Index Fund
		Shares	Market Value• ($000)
*	BlueLinx Holdings Inc.	9,091	599
*	Custom Truck One Source Inc.	76,719	549
*	Titan Machinery Inc.	24,640	480
*	Hudson Technologies Inc.	45,170	321
	Karat Packaging Inc.	10,346	255
	Alta Equipment Group Inc.	23,388	161
			369,840
Total Common Stocks (Cost $5,414,110)			8,098,075
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $32,705)	327,095	32,706
Total Investments (100.0%) (Cost $5,446,815)			8,130,781
Other Assets and Liabilities—Net (0.0%)			(2,377)
Net Assets (100.0%)			8,128,404
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,834.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,331 was received for securities on loan, of which $7,328 is held in Vanguard Market Liquidity Fund and $3 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Union Pacific Corp.	8/31/2026	BANA	26,425	(3.630)	208	—
Waste Connections Inc.	8/31/2026	BANA	4,998	(3.630)	176	—
					384	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $230 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Industrials Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,414,110)	8,098,075
Affiliated Issuers (Cost $32,705)	32,706
Total Investments in Securities	8,130,781
Investment in Vanguard	173
Cash	3
Receivables for Investment Securities Sold	18,186
Receivables for Accrued Income	8,679
Receivables for Capital Shares Issued	1,351
Unrealized Appreciation—Over-the-Counter Swap Contracts	384
Total Assets	8,159,557
Liabilities
Due to Custodian	2
Payables for Investment Securities Purchased	23,058
Collateral for Securities on Loan	7,331
Payables for Capital Shares Redeemed	503
Payables to Vanguard	259
Total Liabilities	31,153
Net Assets	8,128,404
1 Includes $6,834 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	5,691,896
Total Distributable Earnings (Loss)	2,436,508
Net Assets	8,128,404

ETF Shares—Net Assets
Applicable to 22,123,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,560,838
Net Asset Value Per Share—ETF Shares	$341.76

Admiral™ Shares—Net Assets
Applicable to 3,232,548 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	567,566
Net Asset Value Per Share—Admiral Shares	$175.58

See accompanying Notes, which are an integral part of the Financial Statements.
8

Industrials Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	40,249
Interest[2]	443
Securities Lending—Net	261
Total Income	40,953
Expenses
The Vanguard Group—Note C
Investment Advisory Services	53
Management and Administrative—ETF Shares	2,630
Management and Administrative—Admiral Shares	194
Marketing and Distribution—ETF Shares	111
Marketing and Distribution—Admiral Shares	12
Custodian Fees	15
Shareholders’ Reports—ETF Shares	105
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,134
Net Investment Income	37,819
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	97,754
Swap Contracts	(2,090)
Foreign Currencies	—
Realized Net Gain (Loss)	95,664
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,069,697
Swap Contracts	384
Change in Unrealized Appreciation (Depreciation)	1,070,081
Net Increase (Decrease) in Net Assets Resulting from Operations	1,203,564
1	Dividends are net of foreign withholding taxes of $29.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $439, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $106,027 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Industrials Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,819	72,872
Realized Net Gain (Loss)	95,664	327,889
Change in Unrealized Appreciation (Depreciation)	1,070,081	474,229
Net Increase (Decrease) in Net Assets Resulting from Operations	1,203,564	874,990
Distributions
ETF Shares	(32,935)	(68,228)
Admiral Shares	(2,389)	(4,594)
Total Distributions	(35,324)	(72,822)
Capital Share Transactions
ETF Shares	276,755	8,182
Admiral Shares	39,716	41,859
Net Increase (Decrease) from Capital Share Transactions	316,471	50,041
Total Increase (Decrease)	1,484,711	852,209
Net Assets
Beginning of Period	6,643,693	5,791,484
End of Period	8,128,404	6,643,693

See accompanying Notes, which are an integral part of the Financial Statements.
10

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$291.34	$252.79	$207.59	$175.75	$199.27	$146.89
Investment Operations
Net Investment Income[1]	1.645	3.212	3.029	2.829	2.432	2.264
Net Realized and Unrealized Gain (Loss) on Investments	50.322	38.531	45.268	31.869	(23.486)	52.318
Total from Investment Operations	51.967	41.743	48.297	34.698	(21.054)	54.582
Distributions
Dividends from Net Investment Income	(1.547)	(3.193)	(3.097)	(2.858)	(2.466)	(2.202)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.547)	(3.193)	(3.097)	(2.858)	(2.466)	(2.202)
Net Asset Value, End of Period	$341.76	$291.34	$252.79	$207.59	$175.75	$199.27
Total Return	17.93%	16.67%	23.48%	19.99%	-10.62%	37.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,561	$6,195	$5,439	$4,493	$3,461	$5,438
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.21%	1.35%	1.50%	1.29%	1.25%
Portfolio Turnover Rate[3]	2%	5%	4%	10%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Industrials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$149.67	$129.87	$106.65	$90.29	$102.37	$75.46
Investment Operations
Net Investment Income[1]	.847	1.649	1.564	1.451	1.240	1.162
Net Realized and Unrealized Gain (Loss) on Investments	25.858	19.792	23.247	16.376	(12.056)	26.880
Total from Investment Operations	26.705	21.441	24.811	17.827	(10.816)	28.042
Distributions
Dividends from Net Investment Income	(.795)	(1.641)	(1.591)	(1.467)	(1.264)	(1.132)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.795)	(1.641)	(1.591)	(1.467)	(1.264)	(1.132)
Net Asset Value, End of Period	$175.58	$149.67	$129.87	$106.65	$90.29	$102.37
Total Return[2]	17.93%	16.67%	23.49%	19.99%	-10.62%	37.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$568	$448	$352	$271	$225	$372
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.21%	1.36%	1.49%	1.27%	1.25%
Portfolio Turnover Rate[4]	2%	5%	4%	10%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral,
13

Industrials Index Fund
during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $173,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,098,075	—	—	8,098,075
Temporary Cash Investments	32,706	—	—	32,706
Total	8,130,781	—	—	8,130,781
Derivative Financial Instruments
Assets
Swap Contracts	—	384	—	384
14

Industrials Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,475,078
Gross Unrealized Appreciation	2,934,835
Gross Unrealized Depreciation	(279,132)
Net Unrealized Appreciation (Depreciation)	2,655,703
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $333,034,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $201,598,000 of investment securities and sold $142,852,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $475,653,000 and $212,990,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $1,049,000 and sales were $8,580,000, resulting in net realized gain of $287,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	487,348	1,538	1,043,819	3,887
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(210,593)	(680)	(1,035,637)	(4,140)
Net Increase (Decrease)—ETF Shares	276,755	858	8,182	(253)
Admiral Shares
Issued	105,307	652	157,163	1,138
Issued in Lieu of Cash Distributions	2,079	14	4,045	30
Redeemed	(67,670)	(429)	(119,349)	(882)
Net Increase (Decrease)—Admiral Shares	39,716	237	41,859	286
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
15

Industrials Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54822 042026
16

Financial Statements
For the six-months ended February 28, 2026
Vanguard Consumer Discretionary Index Fund

Contents
Financial Statements	1

Consumer Discretionary Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Automobile Components (2.0%)
*	Aptiv plc	245,864	18,081
	BorgWarner Inc. (XNYS)	252,770	14,552
	Autoliv Inc.	91,171	10,806
	Lear Corp.	69,108	9,070
	Gentex Corp.	313,871	7,345
	Dana Inc.	181,460	6,213
	Patrick Industries Inc.	48,217	5,969
	Garrett Motion Inc.	285,093	5,805
	LCI Industries	39,235	5,226
*	Dorman Products Inc.	43,817	5,164
	Phinia Inc.	69,111	5,020
	Visteon Corp.	49,384	4,725
*	QuantumScape Corp.	665,640	4,606
*	Goodyear Tire & Rubber Co.	531,203	4,382
*	Adient plc	167,701	4,078
*	Dauch Corp.	550,123	3,631
*	Mobileye Global Inc. Class A	405,862	3,434
*	Gentherm Inc.	102,708	3,366
*	XPEL Inc.	68,742	2,930
	Standard Motor Products Inc.	71,128	2,822
*	Fox Factory Holding Corp.	158,629	2,671
*	Cooper-Standard Holdings Inc.	68,013	2,614
*	Solid Power Inc.	644,843	2,283
*	Holley Inc.	309,659	1,263
*	Stoneridge Inc.	111,067	876
			136,932
Automobiles (19.1%)
*	Tesla Inc.	2,754,592	1,108,751
	General Motors Co.	970,991	76,427
	Ford Motor Co.	4,107,005	57,868
*	Rivian Automotive Inc. Class A	940,514	14,418
	Thor Industries Inc.	70,538	6,781
	Harley-Davidson Inc.	224,921	4,048
*,1	Lucid Group Inc.	330,000	3,300
	Winnebago Industries Inc.	77,188	3,079
			1,274,672
Broadline Retail (25.8%)
*	Amazon.com Inc.	7,448,923	1,564,274
*	MercadoLibre Inc.	46,617	81,933
	eBay Inc.	485,269	44,091
*	Ollie's Bargain Outlet Holdings Inc.	82,284	8,813
*	Etsy Inc.	140,423	7,706
	Macy's Inc.	370,764	7,334
	Dillard's Inc. Class A	6,964	4,198
	Kohl's Corp.	229,557	3,758
*	Savers Value Village Inc.	154,182	1,454
*	Groupon Inc.	104,295	1,316
*	QVC Group Inc.	28,493	86
			1,724,963
Distributors (0.7%)
	Genuine Parts Co.	158,654	18,921
	LKQ Corp.	328,436	10,875
	Pool Corp.	42,763	9,715
*	GigaCloud Technology Inc. Class A	90,283	4,003
	Gold.com Inc.	57,422	3,300
			46,814
1

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Diversified Consumer Services (1.8%)
	Service Corp. International	170,167	14,325
*	Frontdoor Inc.	112,415	7,708
*	Grand Canyon Education Inc.	42,298	6,728
	ADT Inc.	836,735	6,711
*	Bright Horizons Family Solutions Inc.	88,035	6,560
*	Laureate Education Inc.	192,003	6,209
*	Stride Inc.	71,428	6,027
	H&R Block Inc.	195,831	5,996
*	Covista Inc.	59,091	5,791
	Graham Holdings Co. Class B	5,383	5,669
*	Duolingo Inc.	52,445	5,297
*	Universal Technical Institute Inc.	128,268	4,643
	Perdoceo Education Corp.	137,684	4,592
	Strategic Education Inc.	53,703	4,419
	OneSpaWorld Holdings Ltd.	200,359	4,314
*	Lincoln Educational Services Corp.	103,813	3,762
*	Coursera Inc.	506,004	3,244
	Matthews International Corp. Class A	112,582	2,976
*	American Public Education Inc.	63,488	2,909
*	Mister Car Wash Inc.	388,936	2,769
	Carriage Services Inc.	55,003	2,534
*	Driven Brands Holdings Inc.	201,021	2,211
*	Udemy Inc.	329,230	1,656
*	European Wax Center Inc. Class A	121,329	694
*	KinderCare Learning Cos. Inc.	141,694	496
*	Chegg Inc.	439,330	289
*	Liberty Live Holdings Inc. Class C	181	18
			118,547
Hotels, Restaurants & Leisure (20.9%)
	McDonald's Corp.	721,270	245,996
	Booking Holdings Inc.	32,921	139,564
	Starbucks Corp.	1,159,509	113,655
	Royal Caribbean Cruises Ltd.	266,237	82,789
	Marriott International Inc. Class A	236,874	80,947
	Hilton Worldwide Holdings Inc.	242,148	75,497
*	DoorDash Inc. Class A	392,636	69,288
*	Airbnb Inc. Class A	451,714	61,031
*	Chipotle Mexican Grill Inc.	1,396,420	51,975
	Yum! Brands Inc.	294,699	49,557
	Carnival Corp.	1,152,619	36,365
	Expedia Group Inc.	129,247	27,877
	Darden Restaurants Inc.	126,812	27,119
	Las Vegas Sands Corp.	346,981	19,681
*	Flutter Entertainment plc	182,685	19,390
	Domino's Pizza Inc.	38,575	15,527
	Texas Roadhouse Inc.	79,012	14,449
*	Norwegian Cruise Line Holdings Ltd.	554,529	13,747
	Aramark	323,918	13,556
*	DraftKings Inc. Class A	541,456	12,908
	Wynn Resorts Ltd.	103,944	11,246
*	Cava Group Inc.	129,685	10,695
*	MGM Resorts International	273,644	10,086
	Wingstop Inc.	37,116	9,632
*	Dutch Bros Inc. Class A	170,777	9,155
	Hyatt Hotels Corp. Class A	55,663	8,990
*	Planet Fitness Inc. Class A	108,467	8,911
*	Brinker International Inc.	58,832	8,719
	Wyndham Hotels & Resorts Inc.	104,617	8,558
	Churchill Downs Inc.	89,272	8,207
*	Caesars Entertainment Inc.	315,723	7,909
	Vail Resorts Inc.	52,638	7,149
	Travel & Leisure Co.	96,117	7,084
	Boyd Gaming Corp.	82,823	6,893
*	Shake Shack Inc. Class A	63,497	6,096
*	Life Time Group Holdings Inc.	223,127	6,024
	Cheesecake Factory Inc.	84,195	5,454
	Red Rock Resorts Inc. Class A	87,554	5,301
[1]	Choice Hotels International Inc.	48,690	5,129
2

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
*	Penn Entertainment Inc.	327,776	5,126
*	Hilton Grand Vacations Inc.	107,981	4,855
*	Rush Street Interactive Inc.	233,166	4,605
	Marriott Vacations Worldwide Corp.	69,075	4,491
*	Six Flags Entertainment Corp.	243,488	4,147
	Wendy's Co.	487,174	3,732
	Monarch Casino & Resort Inc.	37,108	3,566
	Papa John's International Inc.	105,253	3,300
*	United Parks & Resorts Inc.	92,734	3,226
*	Lindblad Expeditions Holdings Inc.	146,895	2,895
*	Pursuit Attractions & Hospitality Inc.	80,904	2,812
	Cracker Barrel Old Country Store Inc.	82,812	2,710
*	Accel Entertainment Inc.	230,502	2,618
*	BJ's Restaurants Inc.	67,565	2,567
*	First Watch Restaurant Group Inc.	198,974	2,479
*	Sweetgreen Inc. Class A	421,992	2,342
	Golden Entertainment Inc.	72,733	2,102
	Bloomin' Brands Inc.	304,487	1,863
*	Kura Sushi USA Inc. Class A	26,330	1,854
	Dine Brands Global Inc.	57,968	1,795
*	Sabre Corp.	1,488,055	1,756
*	Dave & Buster's Entertainment Inc.	110,177	1,622
	Krispy Kreme Inc.	373,393	1,400
*	Portillo's Inc. Class A	244,505	1,306
	Jack in the Box Inc.	67,526	1,142
*	Biglari Holdings Inc. Class B	2,864	1,111
*	Target Hospitality Corp.	138,002	1,075
*	SHARPLINK Inc.	112,275	766
	RCI Hospitality Holdings Inc.	29,319	649
[1]	Lucky Strike Entertainment Corp.	65,881	551
*	Xponential Fitness Inc. Class A	111,913	477
			1,397,096
Household Durables (5.0%)
	DR Horton Inc.	279,369	44,808
	Garmin Ltd.	175,719	44,427
	PulteGroup Inc.	213,113	29,239
	Lennar Corp. Class A	225,780	25,820
*	NVR Inc.	3,036	22,824
	Somnigroup International Inc.	227,606	20,373
	Toll Brothers Inc.	109,944	17,288
*	TopBuild Corp.	32,547	14,591
	Installed Building Products Inc.	30,071	9,856
*	Mohawk Industries Inc.	70,334	8,811
*	Taylor Morrison Home Corp.	132,161	8,708
	Meritage Homes Corp.	99,341	7,492
*	Champion Homes Inc.	76,996	7,198
*	Cavco Industries Inc.	11,771	6,795
	Whirlpool Corp.	93,399	6,391
	KB Home	99,888	6,351
*	Tri Pointe Homes Inc.	135,860	6,290
*	M/I Homes Inc.	41,841	5,948
*	Green Brick Partners Inc.	61,479	4,528
	Newell Brands Inc.	909,580	4,139
*	Sonos Inc.	254,969	3,926
	Century Communities Inc.	57,458	3,863
	Leggett & Platt Inc.	329,715	3,851
	La-Z-Boy Inc.	101,501	3,626
*	LGI Homes Inc.	59,975	3,113
*	Beazer Homes USA Inc.	107,487	2,749
*	Hovnanian Enterprises Inc. Class A	18,073	2,270
	Ethan Allen Interiors Inc.	95,910	2,185
*	Dream Finders Homes Inc. Class A	111,965	2,023
*	Helen of Troy Ltd.	90,678	1,600
*	Legacy Housing Corp.	47,876	1,049
	Cricut Inc. Class A	194,834	838
*	Lovesac Co.	52,836	675
*	GoPro Inc. Class A	474,846	460
*	Traeger Inc.	252,234	217
			334,322
3

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Leisure Products (1.0%)
	Hasbro Inc.	157,078	15,643
*	Mattel Inc.	448,625	7,604
	Brunswick Corp.	91,458	7,282
*	YETI Holdings Inc.	125,796	5,499
	Acushnet Holdings Corp.	52,505	5,373
	Polaris Inc.	88,256	5,361
*	Callaway Golf Co.	308,617	4,339
*	Peloton Interactive Inc. Class A	825,211	3,317
*	Malibu Boats Inc. Class A	76,190	2,214
	Sturm Ruger & Co. Inc.	57,825	2,165
	Smith & Wesson Brands Inc.	175,456	2,088
*	Latham Group Inc.	184,943	1,241
	Johnson Outdoors Inc. Class A	25,496	1,236
*	Funko Inc. Class A	163,886	820
			64,182
Specialty Retail (20.0%)
	Home Depot Inc.	931,122	354,497
	TJX Cos. Inc.	1,129,302	182,563
	Lowe's Cos. Inc.	570,599	150,963
*	O'Reilly Automotive Inc.	877,533	82,383
	Ross Stores Inc.	338,446	69,598
*	AutoZone Inc.	17,352	65,167
*	Carvana Co.	116,877	39,056
*	Ulta Beauty Inc.	48,060	32,911
	Tractor Supply Co.	576,875	29,905
	Williams-Sonoma Inc.	131,379	27,018
*	Burlington Stores Inc.	70,894	21,755
	Dick's Sporting Goods Inc.	78,100	15,903
*	Five Below Inc.	66,446	14,853
	Best Buy Co. Inc.	235,252	14,578
*	GameStop Corp. Class A	527,804	12,683
*	Floor & Decor Holdings Inc. Class A	141,637	9,786
*	Wayfair Inc. Class A	127,146	9,705
	Murphy USA Inc.	23,899	9,338
	Gap Inc.	326,633	9,159
	Lithia Motors Inc.	32,046	8,959
*	Chewy Inc. Class A	317,934	8,718
*	CarMax Inc.	197,010	8,505
*	Boot Barn Holdings Inc.	42,314	8,007
*	AutoNation Inc.	38,644	7,542
*	Victoria's Secret & Co.	110,695	6,941
*	Abercrombie & Fitch Co. Class A	70,511	6,896
*	Valvoline Inc.	180,839	6,836
	Bath & Body Works Inc.	298,921	6,803
	Group 1 Automotive Inc.	19,634	6,396
	Academy Sports & Outdoors Inc.	105,324	6,333
	American Eagle Outfitters Inc.	253,931	6,239
*	Asbury Automotive Group Inc.	28,621	6,119
*	Urban Outfitters Inc.	90,686	6,003
	Signet Jewelers Ltd.	60,756	5,844
	Advance Auto Parts Inc.	100,707	5,355
	Penske Automotive Group Inc.	33,660	5,302
*	Warby Parker Inc. Class A	194,878	4,874
*	RH	26,049	4,317
*	National Vision Holdings Inc.	157,959	4,260
*	Sally Beauty Holdings Inc.	243,714	3,916
	Buckle Inc.	73,102	3,915
	Winmark Corp.	8,024	3,661
*	RealReal Inc.	294,757	3,614
	Upbound Group Inc.	164,857	3,536
*	Revolve Group Inc.	132,798	3,341
	Sonic Automotive Inc. Class A	53,077	3,329
	Build-A-Bear Workshop Inc.	49,498	2,408
*	MarineMax Inc.	75,520	2,303
	Monro Inc.	96,605	2,080
	Camping World Holdings Inc. Class A	232,487	1,934
*	ThredUP Inc. Class A	385,162	1,880
*	Arhaus Inc.	203,308	1,677
4

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Caleres Inc.	134,075	1,594
*	Bed Bath & Beyond Inc.	273,000	1,455
*	Zumiez Inc.	54,893	1,439
	Shoe Carnival Inc.	70,825	1,430
*	Stitch Fix Inc. Class A	423,760	1,411
*	EVgo Inc.	506,971	1,389
	Arko Corp.	201,098	1,293
	Haverty Furniture Cos. Inc.	53,965	1,285
*	Genesco Inc.	40,849	1,113
*	Petco Health & Wellness Co. Inc.	383,524	978
	Designer Brands Inc. Class A	117,220	835
*	Outdoor Holding Co.	376,949	803
*	Lands' End Inc.	42,648	685
*	America's Car-Mart Inc.	29,800	595
*	OneWater Marine Inc. Class A	45,734	521
*	Sleep Number Corp.	58,903	363
*,1	1-800-Flowers.com Inc. Class A	95,367	332
*	Leslie's Inc.	35,079	39
			1,337,224
Textiles, Apparel & Luxury Goods (3.6%)
	NIKE Inc. Class B	1,221,513	75,954
	Tapestry Inc.	221,700	34,468
*	Lululemon Athletica Inc.	120,567	22,326
*	Deckers Outdoor Corp.	166,782	19,559
	Ralph Lauren Corp.	45,369	16,451
	VF Corp.	448,715	8,714
*	Crocs Inc.	75,220	6,823
	Kontoor Brands Inc.	87,275	5,691
	PVH Corp.	79,027	5,421
*	Figs Inc. Class A	316,505	4,890
*	Capri Holdings Ltd.	231,750	4,753
	Steven Madden Ltd.	131,107	4,733
	Levi Strauss & Co. Class A	203,183	4,503
*	Under Armour Inc. Class A	543,517	4,033
	Columbia Sportswear Co.	62,639	3,880
	Wolverine World Wide Inc.	208,393	3,682
	G-III Apparel Group Ltd.	112,433	3,439
	Carter's Inc.	92,494	3,103
*	Under Armour Inc. Class C	321,760	2,326
	Oxford Industries Inc.	56,129	2,222
	Movado Group Inc.	62,083	1,549
			238,520
Total Common Stocks (Cost $5,259,183)			6,673,272
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $13,126)	131,282	13,127
Total Investments (100.1%) (Cost $5,272,309)			6,686,399
Other Assets and Liabilities—Net (-0.1%)			(5,099)
Net Assets (100.0%)			6,681,300
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,883.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,471 was received for securities on loan, of which $8,463 is held in Vanguard Market Liquidity Fund and $8 is held in cash.
5

Consumer Discretionary Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carvana Co.	8/31/2026	BANA	7,033	(3.630)	—	(16)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,259,183)	6,673,272
Affiliated Issuers (Cost $13,126)	13,127
Total Investments in Securities	6,686,399
Investment in Vanguard	162
Cash	1,989
Receivables for Investment Securities Sold	152,620
Receivables for Accrued Income	2,395
Receivables for Capital Shares Issued	121
Total Assets	6,843,686
Liabilities
Payables for Investment Securities Purchased	153,447
Collateral for Securities on Loan	8,471
Payables for Capital Shares Redeemed	237
Payables to Vanguard	215
Unrealized Depreciation—Over-the-Counter Swap Contracts	16
Total Liabilities	162,386
Net Assets	6,681,300
1 Includes $7,883 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	5,747,082
Total Distributable Earnings (Loss)	934,218
Net Assets	6,681,300

ETF Shares—Net Assets
Applicable to 15,779,139 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,062,666
Net Asset Value Per Share—ETF Shares	$384.22

Admiral™ Shares—Net Assets
Applicable to 3,110,611 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	618,634
Net Asset Value Per Share—Admiral Shares	$198.88

See accompanying Notes, which are an integral part of the Financial Statements.
7

Consumer Discretionary Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	27,510
Interest[1]	152
Securities Lending—Net	413
Total Income	28,075
Expenses
The Vanguard Group—Note C
Investment Advisory Services	54
Management and Administrative—ETF Shares	2,552
Management and Administrative—Admiral Shares	269
Marketing and Distribution—ETF Shares	106
Marketing and Distribution—Admiral Shares	14
Custodian Fees	21
Shareholders’ Reports—ETF Shares	94
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,125
Net Investment Income	24,950
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	149,183
Swap Contracts	(861)
Realized Net Gain (Loss)	148,322
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(166,124)
Swap Contracts	(16)
Change in Unrealized Appreciation (Depreciation)	(166,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,132
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $148, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $291,652 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Consumer Discretionary Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,950	50,830
Realized Net Gain (Loss)	148,322	347,698
Change in Unrealized Appreciation (Depreciation)	(166,140)	818,024
Net Increase (Decrease) in Net Assets Resulting from Operations	7,132	1,216,552
Distributions
ETF Shares	(23,299)	(50,847)
Admiral Shares	(2,450)	(5,474)
Total Distributions	(25,749)	(56,321)
Capital Share Transactions
ETF Shares	(259,299)	(247,535)
Admiral Shares	(57,195)	(36,488)
Net Increase (Decrease) from Capital Share Transactions	(316,494)	(284,023)
Total Increase (Decrease)	(335,111)	876,208
Net Assets
Beginning of Period	7,016,411	6,140,203
End of Period	6,681,300	7,016,411

See accompanying Notes, which are an integral part of the Financial Statements.
9

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$385.92	$321.00	$286.85	$256.97	$320.99	$246.86
Investment Operations
Net Investment Income[1]	1.401	2.692	2.485	2.493	2.329	1.724
Net Realized and Unrealized Gain (Loss) on Investments	(1.662)	65.187	34.277	29.853	(63.227)	76.697
Total from Investment Operations	(.261)	67.879	36.762	32.346	(60.898)	78.421
Distributions
Dividends from Net Investment Income	(1.439)	(2.959)	(2.612)	(2.466)	(3.122)	(4.291)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.439)	(2.959)	(2.612)	(2.466)	(3.122)	(4.291)
Net Asset Value, End of Period	$384.22	$385.92	$321.00	$286.85	$256.97	$320.99
Total Return	-0.08%	21.23%	12.89%	12.75%	-19.11%	32.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,063	$6,339	$5,543	$5,187	$4,638	$6,658
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.76%	0.83%	0.99%	0.78%	0.60%
Portfolio Turnover Rate[3]	7%	6%	6%	11%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Consumer Discretionary Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$199.76	$166.16	$148.47	$133.01	$166.15	$127.78
Investment Operations
Net Investment Income[1]	.729	1.396	1.279	1.287	1.211	.889
Net Realized and Unrealized Gain (Loss) on Investments	(.865)	33.735	17.762	15.450	(32.737)	39.704
Total from Investment Operations	(.136)	35.131	19.041	16.737	(31.526)	40.593
Distributions
Dividends from Net Investment Income	(.744)	(1.531)	(1.351)	(1.277)	(1.614)	(2.223)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.744)	(1.531)	(1.351)	(1.277)	(1.614)	(2.223)
Net Asset Value, End of Period	$198.88	$199.76	$166.16	$148.47	$133.01	$166.15
Total Return[2]	-0.08%	21.23%	12.90%	12.75%	-19.11%	32.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$619	$677	$597	$608	$523	$753
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.76%	0.83%	0.98%	0.79%	0.60%
Portfolio Turnover Rate[4]	7%	6%	6%	11%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
12

Consumer Discretionary Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $162,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,673,272	—	—	6,673,272
Temporary Cash Investments	13,127	—	—	13,127
Total	6,686,399	—	—	6,686,399
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(16)	—	(16)
13

Consumer Discretionary Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,286,401
Gross Unrealized Appreciation	1,794,392
Gross Unrealized Depreciation	(394,394)
Net Unrealized Appreciation (Depreciation)	1,399,998
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $614,872,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $481,023,000 of investment securities and sold $528,801,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $335,052,000 and $603,342,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $0 and sales were $2,053,000, resulting in net realized gain of $114,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	347,986	912	801,664	2,239
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(607,285)	(1,560)	(1,049,199)	(3,080)
Net Increase (Decrease)—ETF Shares	(259,299)	(648)	(247,535)	(841)
Admiral Shares
Issued	35,329	174	121,134	651
Issued in Lieu of Cash Distributions	1,998	10	4,610	25
Redeemed	(94,522)	(462)	(162,232)	(881)
Net Increase (Decrease)—Admiral Shares	(57,195)	(278)	(36,488)	(205)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
14

Consumer Discretionary Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54832 042026
15

Financial Statements
For the six-months ended February 28, 2026
Vanguard Consumer Staples Index Fund

Contents
Financial Statements	1

Consumer Staples Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Beverages (19.4%)
	Coca-Cola Co.	9,947,390	811,309
	PepsiCo Inc.	2,686,115	455,941
*	Monster Beverage Corp.	2,295,339	195,792
	Keurig Dr Pepper Inc.	4,219,468	127,766
	Constellation Brands Inc. Class A	521,366	82,303
	Coca-Cola Consolidated Inc.	235,340	47,633
*	Celsius Holdings Inc.	781,116	41,876
	Molson Coors Beverage Co. Class B	787,960	38,602
	Primo Brands Corp.	1,491,246	33,821
*	Vita Coco Co. Inc.	412,413	23,945
	Brown-Forman Corp. Class B	777,815	22,448
*	Boston Beer Co. Inc. Class A	87,159	19,766
*	National Beverage Corp.	323,141	11,746
	MGP Ingredients Inc.	173,645	3,299
			1,916,247
Consumer Staples Distribution & Retail (38.4%)
	Walmart Inc.	11,493,962	1,470,652
	Costco Wholesale Corp.	1,134,738	1,146,982
	Target Corp.	1,442,047	164,091
	Sysco Corp.	1,548,436	141,155
	Kroger Co.	2,008,694	137,073
	Dollar General Corp.	748,747	116,984
	Casey's General Stores Inc.	130,184	89,253
*	Dollar Tree Inc.	674,410	85,299
*	US Foods Holding Corp.	815,482	78,784
*	Performance Food Group Co.	601,015	58,335
*	BJ's Wholesale Club Holdings Inc.	524,857	51,851
*	Sprouts Farmers Market Inc.	498,559	36,829
*	Maplebear Inc.	892,868	33,491
	Albertsons Cos. Inc. Class A	1,845,832	33,040
	PriceSmart Inc.	175,801	27,182
	Andersons Inc.	374,385	24,444
*	Chefs' Warehouse Inc.	320,966	22,914
*	United Natural Foods Inc.	552,931	21,128
	Ingles Markets Inc. Class A	167,403	14,246
*	Grocery Outlet Holding Corp.	1,126,731	11,132
	Weis Markets Inc.	156,571	10,609
	Village Super Market Inc. Class A	116,906	4,577
	Natural Grocers by Vitamin Cottage Inc.	106,334	2,874
			3,782,925
Food Products (14.1%)
	Mondelez International Inc. Class A	3,958,848	243,786
	Hershey Co.	494,497	116,840
	Archer-Daniels-Midland Co.	1,597,394	110,284
	General Mills Inc.	1,863,107	84,268
	Kraft Heinz Co.	3,174,207	78,117
	Tyson Foods Inc. Class A	1,049,232	68,190
	Bunge Global SA	531,476	64,123
	McCormick & Co. Inc.	871,868	61,938
	J M Smucker Co.	445,889	51,701
*	Darling Ingredients Inc.	794,362	42,228
	Conagra Brands Inc.	2,157,048	41,523
	Hormel Foods Corp.	1,500,047	38,401
	Ingredion Inc.	309,519	36,356
	Lamb Weston Holdings Inc.	685,950	33,056
*	Freshpet Inc.	350,094	29,565
	Campbell's Co.	1,088,819	29,344
*	Post Holdings Inc.	261,063	27,751
	Cal-Maine Foods Inc.	305,084	26,576
1

Consumer Staples Index Fund
		Shares	Market Value• ($000)
	Marzetti Co.	152,499	25,062
	Flowers Foods Inc.	2,103,886	20,786
	Pilgrim's Pride Corp.	476,217	20,554
	Fresh Del Monte Produce Inc.	467,007	20,049
*	Simply Good Foods Co.	1,011,724	17,260
	Seaboard Corp.	3,308	16,979
	J & J Snack Foods Corp.	174,830	15,221
	Tootsie Roll Industries Inc.	215,451	9,098
*	Vital Farms Inc.	414,169	8,735
	John B Sanfilippo & Son Inc.	103,793	8,574
	Utz Brands Inc.	858,368	7,974
*	Mission Produce Inc.	531,280	7,539
*	Seneca Foods Corp. Class A	52,133	7,245
	Calavo Growers Inc.	196,860	5,284
	B&G Foods Inc.	925,059	4,912
*,1	Beyond Meat Inc.	4,959,909	4,690
*,1	Westrock Coffee Co.	383,595	1,695
*	Hain Celestial Group Inc.	1,055,696	844
			1,386,548
Household Products (16.1%)
	Procter & Gamble Co.	5,820,535	973,193
	Colgate-Palmolive Co.	2,371,003	235,061
	Kimberly-Clark Corp.	1,091,948	121,687
	Church & Dwight Co. Inc.	841,935	88,285
	Clorox Co.	471,006	59,893
	WD-40 Co.	100,021	23,825
	Spectrum Brands Holdings Inc.	255,559	20,031
*	Central Garden & Pet Co. Class A	567,669	19,607
	Reynolds Consumer Products Inc.	726,137	18,016
	Energizer Holdings Inc.	708,661	15,300
	Oil-Dri Corp. of America	106,697	7,238
*	Central Garden & Pet Co.	108,182	4,240
			1,586,376
Life Sciences Tools & Services (0.0%)
*	Niagen Bioscience Inc.	643,269	3,249
Personal Care Products (3.5%)
	Kenvue Inc.	6,313,956	120,723
	Estee Lauder Cos. Inc. Class A	838,950	91,840
*	e.l.f. Beauty Inc.	340,710	31,362
*	Herbalife Ltd.	1,188,898	23,207
*	BellRing Brands Inc.	1,156,942	21,276
	Interparfums Inc.	201,874	20,345
	Edgewell Personal Care Co.	508,627	11,566
*	Coty Inc. Class A	4,518,494	11,342
	Nu Skin Enterprises Inc. Class A	561,028	4,758
*	Honest Co. Inc.	1,160,073	3,248
*	Olaplex Holdings Inc.	1,929,849	3,107
*	USANA Health Sciences Inc.	126,403	2,720
*	Medifast Inc.	128,317	1,351
*	Beauty Health Co.	949,283	987
			347,832
Tobacco (8.4%)
	Philip Morris International Inc.	2,368,385	442,485
	Altria Group Inc.	5,071,691	350,149
	Turning Point Brands Inc.	167,936	23,006
	Universal Corp.	286,688	15,404
			831,044
Total Common Stocks (Cost $7,899,731)			9,854,221
2

Consumer Staples Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $10,329)	103,304	10,329
Total Investments (100.0%) (Cost $7,910,060)			9,864,550
Other Assets and Liabilities—Net (0.0%)			1,943
Net Assets (100.0%)			9,866,493
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,734.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,908 was received for securities on loan, of which $1,906 is held in Vanguard Market Liquidity Fund and $2 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Brown-Forman Corp. Class B	8/31/2026	BANA	6,604	(3.630)	178	—
McCormick & Co Inc.	8/31/2026	BANA	4,832	(3.630)	140	—
					318	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $111 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,899,731)	9,854,221
Affiliated Issuers (Cost $10,329)	10,329
Total Investments in Securities	9,864,550
Investment in Vanguard	209
Cash	2
Receivables for Investment Securities Sold	82,587
Receivables for Accrued Income	6,235
Receivables for Capital Shares Issued	1,412
Unrealized Appreciation—Over-the-Counter Swap Contracts	318
Total Assets	9,955,313
Liabilities
Due to Custodian	2
Payables for Investment Securities Purchased	83,676
Collateral for Securities on Loan	1,908
Payables for Capital Shares Redeemed	2,922
Payables to Vanguard	312
Total Liabilities	88,820
Net Assets	9,866,493
1 Includes $1,734 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	8,378,920
Total Distributable Earnings (Loss)	1,487,573
Net Assets	9,866,493

ETF Shares—Net Assets
Applicable to 34,401,103 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,401,386
Net Asset Value Per Share—ETF Shares	$244.22

Admiral™ Shares—Net Assets
Applicable to 12,166,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,465,107
Net Asset Value Per Share—Admiral Shares	$120.42

See accompanying Notes, which are an integral part of the Financial Statements.
4

Consumer Staples Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	99,543
Interest[1]	167
Securities Lending—Net	249
Total Income	99,959
Expenses
The Vanguard Group—Note C
Investment Advisory Services	65
Management and Administrative—ETF Shares	2,962
Management and Administrative—Admiral Shares	524
Marketing and Distribution—ETF Shares	136
Marketing and Distribution—Admiral Shares	32
Custodian Fees	21
Shareholders’ Reports—ETF Shares	144
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,904
Net Investment Income	96,055
Realized Net Gain (Loss)
Investment Securities Sold[2]	163,124
Swap Contracts	(6,637)
Realized Net Gain (Loss)	156,487
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	850,960
Swap Contracts	318
Change in Unrealized Appreciation (Depreciation)	851,278
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,820
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $167, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $203,975 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Consumer Staples Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,055	194,928
Realized Net Gain (Loss)	156,487	264,484
Change in Unrealized Appreciation (Depreciation)	851,278	(208,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,820	250,583
Distributions
ETF Shares	(80,244)	(165,813)
Admiral Shares	(14,011)	(30,160)
Total Distributions	(94,255)	(195,973)
Capital Share Transactions
ETF Shares	29,184	205,780
Admiral Shares	10,948	(48,597)
Net Increase (Decrease) from Capital Share Transactions	40,132	157,183
Total Increase (Decrease)	1,049,697	211,793
Net Assets
Beginning of Period	8,816,796	8,605,003
End of Period	9,866,493	8,816,796

See accompanying Notes, which are an integral part of the Financial Statements.
6

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$219.10	$217.66	$192.42	$188.63	$187.61	$167.31
Investment Operations
Net Investment Income[1]	2.401	4.900	5.155	4.909	4.356	4.385
Net Realized and Unrealized Gain (Loss) on Investments	25.079	1.476	25.308	3.705	.907	20.341
Total from Investment Operations	27.480	6.376	30.463	8.614	5.263	24.726
Distributions
Dividends from Net Investment Income	(2.360)	(4.936)	(5.223)	(4.824)	(4.243)	(4.427)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.360)	(4.936)	(5.223)	(4.824)	(4.243)	(4.427)
Net Asset Value, End of Period	$244.22	$219.10	$217.66	$192.42	$188.63	$187.61
Total Return	12.69%	2.99%	16.19%	4.65%	2.83%	15.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,401	$7,510	$7,260	$6,940	$6,747	$5,908
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.25%	2.63%	2.57%	2.27%	2.50%
Portfolio Turnover Rate[3]	5%	9%	9%	9%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Consumer Staples Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$108.03	$107.32	$94.88	$93.01	$92.51	$82.50
Investment Operations
Net Investment Income[1]	1.185	2.414	2.538	2.416	2.147	2.160
Net Realized and Unrealized Gain (Loss) on Investments	12.369	.729	12.478	1.831	.448	10.032
Total from Investment Operations	13.554	3.143	15.016	4.247	2.595	12.192
Distributions
Dividends from Net Investment Income	(1.164)	(2.433)	(2.576)	(2.377)	(2.095)	(2.183)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.164)	(2.433)	(2.576)	(2.377)	(2.095)	(2.183)
Net Asset Value, End of Period	$120.42	$108.03	$107.32	$94.88	$93.01	$92.51
Total Return[2]	12.70%	2.99%	16.19%	4.65%	2.85%	15.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,465	$1,307	$1,345	$1,224	$1,225	$846
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.25%	2.62%	2.56%	2.27%	2.50%
Portfolio Turnover Rate[4]	5%	9%	9%	9%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
9

Consumer Staples Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $209,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,854,221	—	—	9,854,221
Temporary Cash Investments	10,329	—	—	10,329
Total	9,864,550	—	—	9,864,550
Derivative Financial Instruments
Assets
Swap Contracts	—	318	—	318
10

Consumer Staples Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,935,849
Gross Unrealized Appreciation	2,542,807
Gross Unrealized Depreciation	(614,106)
Net Unrealized Appreciation (Depreciation)	1,928,701
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $634,861,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $486,007,000 of investment securities and sold $404,701,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $543,447,000 and $538,809,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $0 and sales were $568,000, resulting in net realized gain of $136,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	570,053	2,614	1,342,567	6,129
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(540,869)	(2,490)	(1,136,787)	(5,205)
Net Increase (Decrease)—ETF Shares	29,184	124	205,780	924
Admiral Shares
Issued	192,295	1,757	346,084	3,222
Issued in Lieu of Cash Distributions	12,347	117	26,747	252
Redeemed	(193,694)	(1,800)	(421,428)	(3,915)
Net Increase (Decrease)—Admiral Shares	10,948	74	(48,597)	(441)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
11

Consumer Staples Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54842 042026
12

Financial Statements
For the six-months ended February 28, 2026
Vanguard Health Care Index Fund

Contents
Financial Statements	1

Health Care Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Biotechnology (22.8%)
	AbbVie Inc.	5,322,180	1,235,172
	Amgen Inc.	1,621,547	629,420
	Gilead Sciences Inc.	3,736,155	556,500
*	Vertex Pharmaceuticals Inc.	764,047	379,601
	Regeneron Pharmaceuticals Inc.	311,044	243,134
*	Alnylam Pharmaceuticals Inc.	397,850	132,452
*	Insmed Inc.	642,399	95,929
*	Biogen Inc.	441,876	84,761
*	Natera Inc.	395,792	82,341
*	United Therapeutics Corp.	123,185	62,073
*	Exact Sciences Corp.	574,601	59,402
*	Incyte Corp.	502,592	50,898
*	Moderna Inc.	914,418	48,985
*	Revolution Medicines Inc.	436,838	44,566
*	Neurocrine Biosciences Inc.	300,323	39,718
*	Ionis Pharmaceuticals Inc.	463,693	37,629
*	BioMarin Pharmaceutical Inc.	549,849	33,942
*	Exelixis Inc.	767,260	33,805
*	Roivant Sciences Ltd.	1,131,894	32,757
*	Bridgebio Pharma Inc.	435,616	28,960
*	Halozyme Therapeutics Inc.	354,289	24,634
*	Praxis Precision Medicines Inc.	71,044	23,924
*	Arrowhead Pharmaceuticals Inc.	368,562	23,319
*	Vaxcyte Inc.	355,206	21,930
*	Cytokinetics Inc.	350,324	21,797
*	Madrigal Pharmaceuticals Inc.	44,497	19,223
*	Krystal Biotech Inc.	65,570	18,074
*	Rhythm Pharmaceuticals Inc.	171,075	15,864
*	PTC Therapeutics Inc.	217,279	14,816
*	Alkermes plc	472,385	14,219
*	Protagonist Therapeutics Inc.	150,369	13,846
*	TG Therapeutics Inc.	454,236	13,668
*	Kymera Therapeutics Inc.	143,747	13,131
*	Nuvalent Inc. Class A	120,451	12,280
*	Amicus Therapeutics Inc.	836,936	12,027
*	ADMA Biologics Inc.	716,183	11,151
*	Viking Therapeutics Inc.	322,860	10,926
*	Mirum Pharmaceuticals Inc.	113,228	10,450
*,1	ImmunityBio Inc.	1,036,573	10,138
*	Cogent Biosciences Inc.	253,005	9,829
*	Arcellx Inc.	83,574	9,510
*	Arcutis Biotherapeutics Inc.	331,464	8,940
*	Denali Therapeutics Inc.	417,443	8,841
*	ACADIA Pharmaceuticals Inc.	357,455	8,779
*	Veracyte Inc.	237,669	8,696
*	Twist Bioscience Corp.	181,870	8,533
*	Scholar Rock Holding Corp.	187,838	8,316
*	Catalyst Pharmaceuticals Inc.	350,950	8,100
*	Beam Therapeutics Inc.	274,577	7,814
*,1	Summit Therapeutics Inc. (XNMS)	463,688	7,693
*	Ideaya Biosciences Inc.	238,805	7,690
*	Travere Therapeutics Inc.	255,589	7,614
*	CG oncology Inc.	128,733	7,570
*	Erasca Inc.	514,334	7,026
*	Celcuity Inc.	62,602	6,993
*	Apogee Therapeutics Inc.	97,410	6,819
*	Immunovant Inc.	242,280	6,718
*	Spyre Therapeutics Inc.	147,345	6,337
*	Immunome Inc.	281,599	6,156
*	Ultragenyx Pharmaceutical Inc.	261,089	6,107
1

Health Care Index Fund
		Shares	Market Value• ($000)
*	Viridian Therapeutics Inc.	196,143	5,763
*	GRAIL Inc.	105,507	5,616
*	BioCryst Pharmaceuticals Inc.	622,166	5,444
*	Vericel Corp.	151,967	5,422
*	Celldex Therapeutics Inc.	179,933	5,414
*	Dyne Therapeutics Inc.	346,581	5,414
*	Syndax Pharmaceuticals Inc.	247,246	5,368
*	Soleno Therapeutics Inc.	137,243	5,362
*	Arcus Biosciences Inc.	260,448	5,305
*	Agios Pharmaceuticals Inc.	167,547	5,065
*	Sarepta Therapeutics Inc.	299,230	5,015
*,1	Recursion Pharmaceuticals Inc. Class A	1,331,778	4,888
*	Disc Medicine Inc.	73,237	4,879
*	Kiniksa Pharmaceuticals International plc	108,623	4,833
*	Newamsterdam Pharma Co. NV	135,570	4,807
*	Ardelyx Inc.	733,401	4,804
*	Apellis Pharmaceuticals Inc.	228,963	4,799
*	Aurinia Pharmaceuticals Inc.	336,741	4,772
*	Vera Therapeutics Inc.	115,268	4,702
*	Intellia Therapeutics Inc.	330,805	4,559
*	Biohaven Ltd.	392,851	4,526
*	Stoke Therapeutics Inc.	120,243	4,378
*,1	Novavax Inc.	415,421	4,212
*	Mineralys Therapeutics Inc.	136,784	4,002
*	Relay Therapeutics Inc.	366,466	3,760
*	Nurix Therapeutics Inc.	227,843	3,639
*	Iovance Biotherapeutics Inc.	925,454	3,572
*	Palvella Therapeutics Inc.	24,636	3,326
*	Corvus Pharmaceuticals Inc.	167,790	3,064
*	Vir Biotechnology Inc.	317,494	2,886
*	MannKind Corp.	877,153	2,877
*	CareDx Inc.	152,135	2,854
*	Olema Pharmaceuticals Inc.	113,615	2,749
*	Dianthus Therapeutics Inc.	47,904	2,644
*	Zymeworks Inc.	112,792	2,627
*	UroGen Pharma Ltd.	118,186	2,565
*	Geron Corp. (XNGS)	1,444,719	2,427
*	Kodiak Sciences Inc.	87,302	2,340
*	AnaptysBio Inc.	42,144	2,320
*	Day One Biopharmaceuticals Inc.	215,744	2,287
*	Oruka Therapeutics Inc.	65,417	2,251
*	Sana Biotechnology Inc.	524,451	2,208
*	Precigen Inc.	532,042	2,016
*	Arbutus Biopharma Corp.	432,384	2,015
*	Annexon Inc.	358,662	2,009
*	Kura Oncology Inc.	221,971	1,938
*	Xencor Inc.	150,323	1,920
*	Taysha Gene Therapies Inc.	410,659	1,860
*	ORIC Pharmaceuticals Inc.	131,478	1,768
*	MiMedx Group Inc.	357,721	1,749
*	Ocugen Inc.	939,571	1,710
*	MoonLake Immunotherapeutics	95,724	1,676
*	Monte Rosa Therapeutics Inc.	93,371	1,657
*	Janux Therapeutics Inc.	118,129	1,608
*	Perspective Therapeutics Inc.	290,827	1,570
*	ARS Pharmaceuticals Inc.	163,427	1,517
*	Tango Therapeutics Inc.	135,189	1,506
*	CytomX Therapeutics Inc.	280,334	1,505
*	Ironwood Pharmaceuticals Inc.	439,728	1,504
*	Vanda Pharmaceuticals Inc.	168,602	1,502
*	ArriVent Biopharma Inc.	63,155	1,451
*	Bicara Therapeutics Inc.	83,580	1,402
*	Cullinan Therapeutics Inc.	88,832	1,377
*	KalVista Pharmaceuticals Inc.	83,620	1,361
*	Altimmune Inc.	313,623	1,352
*	Tyra Biosciences Inc.	40,280	1,342
*	Allogene Therapeutics Inc.	472,090	1,312
*	Emergent BioSolutions Inc.	159,609	1,301
*	Myriad Genetics Inc.	276,946	1,277
*,1	Zenas Biopharma Inc.	48,147	1,269
2

Health Care Index Fund
		Shares	Market Value• ($000)
*	Prime Medicine Inc.	271,658	1,255
*	Savara Inc.	207,988	1,252
*	4D Molecular Therapeutics Inc.	128,923	1,245
*	Rocket Pharmaceuticals Inc.	244,381	1,224
*	Prothena Corp. plc	137,710	1,194
*,1	Anavex Life Sciences Corp.	268,380	1,189
*	REGENXBIO Inc.	127,897	1,156
*	Replimune Group Inc.	140,906	1,078
*	MeiraGTx Holdings plc	131,531	994
*	Akebia Therapeutics Inc.	757,990	993
*	Aldeyra Therapeutics Inc.	155,899	851
*	Aura Biosciences Inc.	130,798	770
*	XOMA Royalty Corp.	29,011	741
*	Verastem Inc.	129,463	741
*	Keros Therapeutics Inc.	49,534	703
*	Rezolute Inc.	218,368	701
*	Entrada Therapeutics Inc.	57,598	687
*	Arcturus Therapeutics Holdings Inc.	79,885	657
*	Editas Medicine Inc.	293,905	647
*	Organogenesis Holdings Inc.	190,756	612
*	Upstream Bio Inc.	73,093	561
*	Lyell Immunopharma Inc.	23,103	554
*	Alector Inc.	220,566	536
*,1	Humacyte Inc.	478,723	534
*	Heron Therapeutics Inc.	418,992	499
*	Fate Therapeutics Inc.	295,141	437
*	Zentalis Pharmaceuticals Inc.	151,885	363
*	MacroGenics Inc.	155,000	308
*	Gossamer Bio Inc.	546,631	232
*	ALX Oncology Holdings Inc.	98,277	207
*	Korro Bio Inc.	13,803	167
*,2	Prevail Therapeutics CVR	78	—
*,2	89bio Inc. CVR	240	—
			4,618,850
Health Care Equipment & Supplies (18.9%)
	Abbott Laboratories	5,236,186	609,230
*	Intuitive Surgical Inc.	1,067,547	537,521
	Stryker Corp.	1,036,352	401,545
	Medtronic plc	3,860,310	376,998
*	Boston Scientific Corp.	4,464,224	343,076
*	IDEXX Laboratories Inc.	240,468	157,923
	Becton Dickinson & Co.	858,269	151,467
*	Edwards Lifesciences Corp.	1,747,527	151,109
	GE HealthCare Technologies Inc.	1,372,055	115,623
	ResMed Inc.	439,562	112,642
*	Dexcom Inc.	1,174,690	86,257
	STERIS plc	295,532	74,577
	Zimmer Biomet Holdings Inc.	596,798	58,749
*	Insulet Corp.	211,907	52,258
*	Hologic Inc.	671,436	50,599
*	Cooper Cos. Inc.	590,284	49,389
*	Align Technology Inc.	205,342	39,035
*	Penumbra Inc.	112,076	38,598
*	Solventum Corp.	470,144	34,885
*	Globus Medical Inc. Class A	337,937	32,259
	Baxter International Inc.	1,549,104	31,555
*	Masimo Corp.	137,598	24,128
*	Medline Inc. Class A	489,033	23,234
*	Glaukos Corp.	173,144	20,847
	Teleflex Inc.	133,117	16,248
*	Lantheus Holdings Inc.	199,389	14,936
*	Envista Holdings Corp.	494,625	14,448
*	TransMedics Group Inc.	97,638	14,183
*	Merit Medical Systems Inc.	178,462	13,774
*	IRhythm Holdings Inc.	96,906	12,961
*	LivaNova plc	164,880	11,641
*	ICU Medical Inc.	70,764	10,656
*	Integer Holdings Corp.	105,784	9,169
*	Haemonetics Corp.	140,797	8,915
3

Health Care Index Fund
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	601,118	8,824
	LeMaitre Vascular Inc.	64,889	7,020
*	Neogen Corp.	622,772	6,994
*	Omnicell Inc.	135,002	5,549
*	Inspire Medical Systems Inc.	84,281	5,437
*	Tandem Diabetes Care Inc.	204,026	5,162
*	Alphatec Holdings Inc.	356,280	4,853
*	AtriCure Inc.	150,565	4,707
*	QuidelOrtho Corp.	205,627	4,676
*	UFP Technologies Inc.	22,131	4,660
*	Artivion Inc.	120,612	4,644
*	Axogen Inc.	138,420	4,392
*	Novocure Ltd.	319,728	4,371
*	Enovis Corp.	171,267	4,362
	CONMED Corp.	94,023	4,325
*	Establishment Labs Holdings Inc.	52,485	4,131
*	PROCEPT BioRobotics Corp.	168,287	3,818
	iRadimed Corp.	24,989	2,587
*	Butterfly Network Inc.	609,882	2,311
*	Integra LifeSciences Holdings Corp.	199,829	2,274
*	Avanos Medical Inc.	140,953	1,987
*	Tactile Systems Technology Inc.	66,842	1,958
*	STAAR Surgical Co.	96,492	1,920
*	SI-BONE Inc.	123,190	1,912
	Embecta Corp.	167,680	1,720
*	Varex Imaging Corp.	124,595	1,641
*	Cerus Corp.	588,335	1,506
*	Kestra Medical Technologies Ltd.	60,579	1,410
*	AngioDynamics Inc.	122,977	1,407
*	Orthofix Medical Inc.	94,830	1,283
*,1	Pulse Biosciences Inc.	61,062	1,144
*	Bioventus Inc. Class A	120,559	1,058
*	Ceribell Inc.	54,989	1,027
*	OrthoPediatrics Corp.	52,580	1,008
*	RxSight Inc.	104,675	783
*	OraSure Technologies Inc.	188,856	595
*	Treace Medical Concepts Inc.	151,893	283
			3,818,174
Health Care Providers & Services (16.3%)
	UnitedHealth Group Inc.	2,727,843	799,995
	McKesson Corp.	371,664	366,970
	CVS Health Corp.	3,822,742	305,437
	HCA Healthcare Inc.	481,004	254,788
	Cigna Group	804,432	233,140
	Elevance Health Inc. (XNYS)	658,033	210,571
	Cencora Inc.	554,895	206,499
	Cardinal Health Inc.	715,427	163,997
	Labcorp Holdings Inc.	249,632	72,174
	Quest Diagnostics Inc.	334,944	70,978
	Humana Inc.	362,258	69,025
*	Centene Corp.	1,480,539	66,447
*	Tenet Healthcare Corp.	264,690	63,364
	Ensign Group Inc.	174,402	37,352
	Universal Health Services Inc. Class B	166,334	34,281
	Encompass Health Corp.	303,011	32,689
*	Guardant Health Inc.	338,110	31,749
*	Henry Schein Inc.	319,178	26,297
*	Molina Healthcare Inc.	154,878	23,859
*	HealthEquity Inc.	257,536	19,699
*	DaVita Inc.	117,069	18,298
	Chemed Corp.	42,705	17,509
*	Option Care Health Inc.	477,212	15,490
*	RadNet Inc.	197,554	13,791
*	BrightSpring Health Services Inc.	293,264	12,150
*	Brookdale Senior Living Inc.	678,447	10,380
*	Alignment Healthcare Inc.	507,711	9,758
*	Hims & Hers Health Inc.	593,405	8,616
	Concentra Group Holdings Parent Inc.	348,208	8,343
*	Privia Health Group Inc.	296,590	7,044
4

Health Care Index Fund
		Shares	Market Value• ($000)
	National HealthCare Corp.	39,847	6,515
*	Acadia Healthcare Co. Inc.	263,959	6,187
*	Addus HomeCare Corp.	55,671	5,764
*	PACS Group Inc.	141,310	5,159
*	Pediatrix Medical Group Inc.	258,254	5,126
	Select Medical Holdings Corp.	335,688	5,025
*	GeneDx Holdings Corp.	61,146	4,874
*	CorVel Corp.	92,188	4,755
*	Progyny Inc.	246,071	4,353
*	NeoGenomics Inc.	390,821	3,842
	US Physical Therapy Inc.	45,971	3,814
*	LifeStance Health Group Inc.	526,228	3,810
*	Surgery Partners Inc.	232,138	3,598
*	Pennant Group Inc.	104,565	3,525
*	Astrana Health Inc.	135,321	2,751
*	Clover Health Investments Corp.	1,284,308	2,684
*	AdaptHealth Corp.	285,941	2,616
*	Castle Biosciences Inc.	87,576	2,590
*	Hinge Health Inc. Class A	52,927	2,263
*	AMN Healthcare Services Inc.	115,980	2,259
*	Talkspace Inc.	420,757	2,028
*	Guardian Pharmacy Services Inc. Class A	59,909	2,008
*	Enhabit Inc.	130,745	1,779
*	OPKO Health Inc.	1,271,801	1,526
*	Community Health Systems Inc.	382,981	1,325
*	Aveanna Healthcare Holdings Inc.	156,754	1,154
*	Fulgent Genetics Inc.	59,813	917
*	Ardent Health Inc.	85,780	805
*	Cross Country Healthcare Inc.	88,741	772
*	agilon health Inc.	938,023	553
*	Accendra Health Inc.	185,784	450
*	DocGo Inc.	261,491	188
			3,305,705
Health Care Technology (0.6%)
*	Veeva Systems Inc. Class A	470,501	85,636
*	Doximity Inc. Class A	371,731	9,119
*	Waystar Holding Corp.	345,813	8,870
*	Teladoc Health Inc.	532,825	2,803
*	Certara Inc.	361,931	2,562
*	Schrodinger Inc.	192,621	2,323
*	Phreesia Inc.	180,017	2,220
	HealthStream Inc.	70,648	1,500
*	Evolent Health Inc. Class A	284,551	925
*	Simulations Plus Inc.	52,274	639
*	GoodRx Holdings Inc. Class A	259,964	486
*	Health Catalyst Inc.	160,701	260
*	Claritev Corp.	17,334	233
*	Definitive Healthcare Corp.	113,455	145
			117,721
Life Sciences Tools & Services (8.5%)
	Thermo Fisher Scientific Inc.	1,131,347	589,556
	Danaher Corp.	1,914,347	403,238
	Agilent Technologies Inc.	853,732	103,626
*	Waters Corp.	296,169	94,590
*	IQVIA Holdings Inc.	512,892	91,710
*	Mettler-Toledo International Inc.	61,504	84,057
*	Illumina Inc.	460,270	61,888
	West Pharmaceutical Services Inc.	216,679	55,110
	Revvity Inc.	341,686	33,591
*	Medpace Holdings Inc.	67,698	30,583
	Bio-Techne Corp.	469,668	27,710
*	Charles River Laboratories International Inc.	148,326	26,475
*	Repligen Corp.	160,844	20,706
*	Avantor Inc.	2,052,178	18,572
*	Bio-Rad Laboratories Inc. Class A	56,127	15,628
*	Tempus AI Inc.	279,782	14,898
	Bruker Corp.	320,005	12,835
*	Sotera Health Co.	642,638	10,443
*	10X Genomics Inc. Class A	315,273	7,267
5

Health Care Index Fund
		Shares	Market Value• ($000)
*	Adaptive Biotechnologies Corp.	343,681	5,506
*	Azenta Inc.	123,714	3,338
*	Fortrea Holdings Inc.	278,633	2,987
*	BioLife Solutions Inc.	123,064	2,978
	Mesa Laboratories Inc.	16,578	1,601
*	Cytek Biosciences Inc.	326,812	1,464
*	Personalis Inc.	159,822	1,448
*	Pacific Biosciences of California Inc.	772,607	1,298
*	CryoPort Inc.	143,089	1,205
*	Maravai LifeSciences Holdings Inc. Class A	326,406	1,162
*	Standard BioTools Inc.	747,537	845
*	Quanterix Corp.	125,718	824
*	Ginkgo Bioworks Holdings Inc.	104,472	705
*	Quantum-Si Inc.	543,959	520
*	OmniAb Inc.	259,648	447
*	MaxCyte Inc.	304,528	247
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			1,729,058
Other (0.0%)[3]
*	Atrium Therapeutics Inc.	32,849	484
Pharmaceuticals (32.7%)
	Eli Lilly & Co.	2,419,875	2,545,684
	Johnson & Johnson	7,155,142	1,777,552
	Merck & Co. Inc.	7,474,431	925,484
	Pfizer Inc.	17,122,753	473,444
	Bristol-Myers Squibb Co.	6,130,638	382,368
	Zoetis Inc.	1,327,171	173,992
	Viatris Inc.	3,470,131	51,809
*	Elanco Animal Health Inc. (XNYS)	1,497,161	39,525
*	Jazz Pharmaceuticals plc	164,781	31,312
*	Axsome Therapeutics Inc.	105,148	17,233
*	Ligand Pharmaceuticals Inc.	59,204	11,741
*	Crinetics Pharmaceuticals Inc.	269,547	11,078
*	Indivior Pharmaceuticals Inc.	319,136	10,442
*	Corcept Therapeutics Inc.	284,729	10,165
*	Prestige Consumer Healthcare Inc.	144,574	10,019
*	Supernus Pharmaceuticals Inc.	172,433	9,437
*	Tarsus Pharmaceuticals Inc.	96,038	7,253
*	Terns Pharmaceuticals Inc.	170,728	7,191
*	Amneal Pharmaceuticals Inc.	473,964	6,545
*	Alumis Inc.	194,320	5,769
	Organon & Co.	782,010	5,701
*	Liquidia Corp.	183,136	5,681
	Perrigo Co. plc	412,875	5,458
*	Harrow Inc.	95,247	5,160
*	Nektar Therapeutics	72,788	5,021
*	Innoviva Inc.	213,557	4,903
*	Edgewise Therapeutics Inc.	158,765	4,833
*	WaVe Life Sciences Ltd.	334,197	4,655
*	Ocular Therapeutix Inc.	483,699	4,324
*	Definium Therapeutics Inc.	240,768	4,201
*	ANI Pharmaceuticals Inc.	54,305	4,013
*	Collegium Pharmaceutical Inc.	94,785	3,950
*	Nuvation Bio Inc.	667,444	3,945
*	EyePoint Inc.	224,032	3,934
*	Harmony Biosciences Holdings Inc.	129,197	3,687
	Phibro Animal Health Corp. Class A	61,579	3,362
*	Xeris Biopharma Holdings Inc.	498,986	3,054
*	Trevi Therapeutics Inc.	256,138	3,053
*	Amylyx Pharmaceuticals Inc.	198,161	3,006
*	Enliven Therapeutics Inc.	98,572	2,927
*,1	Tilray Brands Inc.	350,336	2,757
*	Pacira BioSciences Inc.	122,879	2,692
*,1	Omeros Corp.	213,181	2,569
*	Rapport Therapeutics Inc.	86,011	2,497
*	Esperion Therapeutics Inc.	719,079	2,409
*	Ventyx Biosciences Inc.	171,667	2,398
6

Health Care Index Fund
		Shares	Market Value• ($000)
*	Amphastar Pharmaceuticals Inc.	109,942	2,224
*	MBX Biosciences Inc.	67,179	2,187
*	Arvinas Inc.	164,128	2,178
*	Theravance Biopharma Inc.	114,278	2,086
*	Phathom Pharmaceuticals Inc.	140,764	1,768
*,1	CorMedix Inc.	222,764	1,588
*	Septerna Inc.	33,480	972
*	Fulcrum Therapeutics Inc.	113,751	953
	SIGA Technologies Inc.	130,376	843
*	Lexicon Pharmaceuticals Inc.	548,799	807
*	Atea Pharmaceuticals Inc.	155,056	726
*	Neumora Therapeutics Inc.	185,551	648
*	Evolus Inc.	144,566	622
*	LENZ Therapeutics Inc.	35,168	474
*	Cassava Sciences Inc.	133,221	304
*	Pliant Therapeutics Inc.	154,404	201
*,2	Chinook Therapeutics Inc. CVR	784	—
			6,626,814
Total Common Stocks (Cost $15,387,452)			20,216,806
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $40,199)	402,117	40,208
Total Investments (100.0%) (Cost $15,427,651)			20,257,014
Other Assets and Liabilities—Net (0.0%)			(4,676)
Net Assets (100.0%)			20,252,338
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,048.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $27,822 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	8/31/2026	BANA	3,715	(4.380)	—	(118)
Johnson & Johnson	2/1/2027	GSI	24,333	(3.630)	618	—
Moderna Inc.	8/31/2026	BANA	7,449	(3.630)	318	—
					936	(118)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $431 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $15,387,452)	20,216,806
Affiliated Issuers (Cost $40,199)	40,208
Total Investments in Securities	20,257,014
Investment in Vanguard	458
Cash	950
Receivables for Investment Securities Sold	63,208
Receivables for Accrued Income	27,481
Receivables for Capital Shares Issued	616
Unrealized Appreciation—Over-the-Counter Swap Contracts	936
Total Assets	20,350,663
Liabilities
Payables for Investment Securities Purchased	68,559
Collateral for Securities on Loan	27,822
Payables for Capital Shares Redeemed	1,185
Payables to Vanguard	641
Unrealized Depreciation—Over-the-Counter Swap Contracts	118
Total Liabilities	98,325
Net Assets	20,252,338
1 Includes $26,048 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	16,146,434
Total Distributable Earnings (Loss)	4,105,904
Net Assets	20,252,338

ETF Shares—Net Assets
Applicable to 59,747,167 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,660,680
Net Asset Value Per Share—ETF Shares	$295.59

Admiral™ Shares—Net Assets
Applicable to 17,527,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,591,658
Net Asset Value Per Share—Admiral Shares	$147.86

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	137,762
Interest[1]	11,209
Securities Lending—Net	558
Total Income	149,529
Expenses
The Vanguard Group—Note C
Investment Advisory Services	146
Management and Administrative—ETF Shares	3,699
Management and Administrative—Admiral Shares	831
Marketing and Distribution—ETF Shares	226
Marketing and Distribution—Admiral Shares	55
Custodian Fees	29
Shareholders’ Reports and Proxy Fees—ETF Shares	3,367
Shareholders’ Reports and Proxy Fees—Admiral Shares	206
Trustees’ Fees and Expenses	5
Other Expenses	10
Total Expenses	8,574
Net Investment Income	140,955
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	362,432
Swap Contracts	100,323
Realized Net Gain (Loss)	462,755
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,363,132
Swap Contracts	720
Change in Unrealized Appreciation (Depreciation)	2,363,852
Net Increase (Decrease) in Net Assets Resulting from Operations	2,967,562
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,190, $61, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $462,993 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Health Care Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,955	286,456
Realized Net Gain (Loss)	462,755	808,149
Change in Unrealized Appreciation (Depreciation)	2,363,852	(3,314,917)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,967,562	(2,220,312)
Distributions
ETF Shares	(164,408)	(254,457)
Admiral Shares	(24,535)	(40,445)
Total Distributions	(188,943)	(294,902)
Capital Share Transactions
ETF Shares	57,071	(1,660,795)
Admiral Shares	(141,146)	(346,733)
Net Increase (Decrease) from Capital Share Transactions	(84,075)	(2,007,528)
Total Increase (Decrease)	2,694,544	(4,522,742)
Net Assets
Beginning of Period	17,557,794	22,080,536
End of Period	20,252,338	17,557,794

See accompanying Notes, which are an integral part of the Financial Statements.
10

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$255.04	$288.15	$244.43	$231.59	$262.41	$207.65
Investment Operations
Net Investment Income[1]	2.048	3.912	3.660	3.418	3.157	2.893
Net Realized and Unrealized Gain (Loss) on Investments	41.244	(33.035)	43.617	12.859	(30.771)	54.714
Total from Investment Operations	43.292	(29.123)	47.277	16.277	(27.614)	57.607
Distributions
Dividends from Net Investment Income	(2.742)	(3.987)	(3.557)	(3.437)	(3.206)	(2.846)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.742)	(3.987)	(3.557)	(3.437)	(3.206)	(2.846)
Net Asset Value, End of Period	$295.59	$255.04	$288.15	$244.43	$231.59	$262.41
Total Return	17.07%	-10.13%	19.55%	7.07%	-10.60%	27.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,661	$15,188	$19,012	$16,976	$15,829	$16,894
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.50%	1.43%	1.41%	1.27%	1.25%
Portfolio Turnover Rate[3]	4%	4%	4%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Health Care Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$127.58	$144.14	$122.27	$115.84	$131.26	$103.87
Investment Operations
Net Investment Income[1]	1.024	1.956	1.831	1.711	1.583	1.450
Net Realized and Unrealized Gain (Loss) on Investments	20.627	(16.522)	21.818	6.438	(15.400)	27.365
Total from Investment Operations	21.651	(14.566)	23.649	8.149	(13.817)	28.815
Distributions
Dividends from Net Investment Income	(1.371)	(1.994)	(1.779)	(1.719)	(1.603)	(1.425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.371)	(1.994)	(1.779)	(1.719)	(1.603)	(1.425)
Net Asset Value, End of Period	$147.86	$127.58	$144.14	$122.27	$115.84	$131.26
Total Return[2]	17.07%	-10.13%	19.55%	7.08%	-10.59%	28.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,592	$2,369	$3,068	$2,837	$2,744	$2,972
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.50%	1.43%	1.41%	1.28%	1.25%
Portfolio Turnover Rate[4]	4%	4%	4%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
13

Health Care Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $458,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,216,806	—	—	20,216,806
Temporary Cash Investments	40,208	—	—	40,208
Total	20,257,014	—	—	20,257,014
Derivative Financial Instruments
Assets
Swap Contracts	—	936	—	936
Liabilities
Swap Contracts	—	(118)	—	(118)
14

Health Care Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,496,860
Gross Unrealized Appreciation	6,523,533
Gross Unrealized Depreciation	(1,763,379)
Net Unrealized Appreciation (Depreciation)	4,760,154
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,122,838,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $1,339,948,000 of investment securities and sold $771,368,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $943,958,000 and $943,436,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $568,000 and sales were $223,000, resulting in net realized loss of $256,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	996,796	3,593	720,164	2,848
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(939,725)	(3,400)	(2,380,959)	(9,275)
Net Increase (Decrease)—ETF Shares	57,071	193	(1,660,795)	(6,427)
Admiral Shares
Issued	153,923	1,103	346,347	2,650
Issued in Lieu of Cash Distributions	20,554	151	34,219	261
Redeemed	(315,623)	(2,300)	(727,299)	(5,624)
Net Increase (Decrease)—Admiral Shares	(141,146)	(1,046)	(346,733)	(2,713)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
15

Health Care Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54852 042026
16

Financial Statements
For the six-months ended February 28, 2026
Vanguard Financials Index Fund

Contents
Financial Statements	1

Financials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.6%)
Banks (28.7%)
	JPMorgan Chase & Co. (XYNS)	4,291,768	1,288,818
	Bank of America Corp. (XNYS)	10,970,575	546,664
	Wells Fargo & Co.	5,277,896	429,885
	Citigroup Inc. (XNYS)	2,831,039	311,952
	US Bancorp	2,613,293	142,843
	PNC Financial Services Group Inc.	655,707	139,239
	Truist Financial Corp.	2,149,955	106,014
	Fifth Third Bancorp	1,511,908	74,794
	Huntington Bancshares Inc.	3,407,730	57,250
	M&T Bank Corp.	258,732	56,140
	Citizens Financial Group Inc.	722,493	43,487
	Regions Financial Corp.	1,472,495	40,980
	KeyCorp.	1,549,859	32,144
	First Citizens BancShares Inc. Class A	14,419	27,369
	East West Bancorp Inc.	231,370	25,323
	Pinnacle Financial Partners Inc.	254,254	23,076
	First Horizon Corp.	829,321	19,730
	Webster Financial Corp.	271,395	19,576
	Southstate Bank Corp.	169,019	16,677
	Wintrust Financial Corp.	112,746	16,242
	Popular Inc.	111,870	15,143
	UMB Financial Corp.	127,900	14,821
	Columbia Banking System Inc.	504,004	14,339
	Zions Bancorp NA	248,787	14,251
	Cullen / Frost Bankers Inc.	102,073	14,109
	Western Alliance Bancorp	175,064	14,061
	Old National Bancorp	594,470	13,732
	Prosperity Bancshares Inc.	164,089	11,547
	Commerce Bancshares Inc.	224,862	11,466
	Valley National Bancorp	841,112	10,606
	FNB Corp.	599,644	10,188
	Glacier Bancorp Inc.	219,800	9,999
	United Bankshares Inc.	236,515	9,768
	Hancock Whitney Corp.	141,543	9,315
	Atlantic Union Bankshares Corp.	241,574	8,953
	Home BancShares Inc.	312,609	8,584
	Ameris Bancorp	108,830	8,452
	Bank OZK	179,434	8,354
*	Axos Financial Inc.	91,285	7,925
	Associated Banc-Corp.	282,073	7,450
	Eastern Bankshares Inc.	360,001	7,042
	ServisFirst Bancshares Inc.	86,687	7,023
*	Texas Capital Bancshares Inc.	73,469	7,002
	United Community Banks Inc.	207,105	6,663
	Flagstar Bank NA	520,576	6,606
	Independent Bank Corp. (XNGS)	83,392	6,510
	First Financial Bankshares Inc.	207,506	6,418
	International Bancshares Corp.	95,461	6,406
	Fulton Financial Corp.	304,253	6,222
	Renasant Corp.	158,752	5,977
	BankUnited Inc.	125,472	5,860
	WSFS Financial Corp.	91,386	5,804
	WesBanco Inc.	164,030	5,720
	First BanCorp (XNYS)	268,074	5,664
	Cathay General Bancorp	109,563	5,446
	Community Financial System Inc.	88,331	5,348
	Nicolet Bankshares Inc.	33,971	5,189
	First Hawaiian Inc.	208,274	5,157
	Seacoast Banking Corp. of Florida	165,696	5,156
	First Interstate BancSystem Inc. Class A	148,957	5,155

Financials Index Fund
		Shares	Market Value• ($000)
	Bank of Hawaii Corp.	66,421	5,033
	Towne Bank	146,213	5,009
	First Financial Bancorp	174,653	4,903
	Simmons First National Corp. Class A	241,843	4,815
	BOK Financial Corp.	37,207	4,678
	Park National Corp.	27,958	4,600
	Provident Financial Services Inc.	207,132	4,358
	CVB Financial Corp.	218,435	4,201
	Beacon Financial Corp.	140,578	4,181
	First Merchants Corp.	104,975	4,102
	Trustmark Corp.	95,764	4,079
	Banc of California Inc.	217,130	4,010
	BancFirst Corp.	36,142	3,976
	WaFd Inc.	127,186	3,963
	First Bancorp / Southern Pines NC	69,281	3,934
	FB Financial Corp.	71,354	3,902
	First Busey Corp.	148,731	3,772
	NBT Bancorp Inc.	87,484	3,737
*	Bancorp Inc.	70,272	3,689
*	Customers Bancorp Inc.	54,122	3,650
	Enterprise Financial Services Corp.	61,659	3,521
	Pathward Financial Inc.	37,965	3,447
	Banner Corp.	57,725	3,397
	Stellar Bancorp Inc.	81,538	3,071
	First Commonwealth Financial Corp.	174,411	3,057
	Northwest Bancshares Inc.	243,889	3,036
	Stock Yards Bancorp Inc.	46,751	2,999
	OFG Bancorp	74,381	2,981
	Hilltop Holdings Inc.	78,997	2,957
	City Holding Co.	24,236	2,908
	S&T Bancorp Inc.	64,025	2,677
	German American Bancorp Inc.	62,493	2,583
	National Bank Holdings Corp. Class A	63,228	2,528
	Lakeland Financial Corp.	42,693	2,480
	TriCo Bancshares	51,534	2,462
	QCR Holdings Inc.	28,229	2,442
	Hope Bancorp Inc.	203,709	2,294
	Dime Community Bancshares Inc.	69,535	2,249
	Live Oak Bancshares Inc.	61,205	2,220
	ConnectOne Bancorp Inc.	79,612	2,112
	Bank First Corp.	15,611	2,102
*	Triumph Financial Inc.	37,571	2,099
	Origin Bancorp Inc.	49,460	2,058
	1st Source Corp.	30,671	2,055
	Westamerica BanCorp	40,333	2,043
	Peoples Bancorp Inc.	59,684	1,926
	Byline Bancorp Inc.	57,313	1,788
	OceanFirst Financial Corp.	95,596	1,726
	Preferred Bank	19,678	1,726
*	Coastal Financial Corp.	22,719	1,686
	Community Trust Bancorp Inc.	27,280	1,638
	Old Second Bancorp Inc.	83,256	1,634
	Univest Financial Corp.	48,147	1,615
	Tompkins Financial Corp.	20,447	1,569
	Capitol Federal Financial Inc.	210,259	1,510
	Heritage Financial Corp.	56,871	1,502
	Southside Bancshares Inc.	47,674	1,493
	First Mid Bancshares Inc.	35,911	1,473
	Burke & Herbert Financial Services Corp.	22,636	1,459
	Horizon Bancorp Inc.	85,330	1,437
	Northeast Bank	12,805	1,420
	NB Bancorp Inc.	65,145	1,390
	Amerant Bancorp Inc.	64,574	1,379
	TrustCo Bank Corp. NY	31,553	1,368
	Central Pacific Financial Corp.	42,745	1,361
	Business First Bancshares Inc.	49,236	1,344
	Metropolitan Bank Holding Corp.	15,857	1,334
	Mercantile Bank Corp.	25,759	1,331
	Hanmi Financial Corp.	50,326	1,314
	CNB Financial Corp.	46,681	1,308

Financials Index Fund
		Shares	Market Value• ($000)
	Camden National Corp.	28,307	1,307
	Eagle Bancorp Inc.	50,678	1,290
	First Financial Corp.	19,773	1,253
	Esquire Financial Holdings Inc.	12,096	1,221
	Heritage Commerce Corp.	97,333	1,210
	Independent Bank Corp.	34,645	1,204
	Farmers National Banc Corp.	92,989	1,202
	HomeTrust Bancshares Inc.	27,731	1,169
	Amalgamated Financial Corp.	30,137	1,160
	Equity Bancshares Inc. Class A	25,575	1,148
	Orrstown Financial Services Inc.	30,863	1,109
	Washington Trust Bancorp Inc.	31,952	1,076
	First Community Bankshares Inc.	27,481	1,075
	Mid Penn Bancorp Inc.	32,833	1,056
	Five Star Bancorp	26,772	1,042
	Financial Institutions Inc.	31,882	1,000
	Southern Missouri Bancorp Inc.	16,046	993
	SmartFinancial Inc.	24,177	948
	Shore Bancshares Inc.	50,191	933
	Arrow Financial Corp.	27,598	919
	South Plains Financial Inc.	21,806	893
	Great Southern Bancorp Inc.	14,152	871
	Peapack-Gladstone Financial Corp.	25,024	838
	Northfield Bancorp Inc.	62,769	837
	Hingham Institution for Savings	2,936	820
	Bar Harbor Bankshares	25,071	809
*	Carter Bankshares Inc.	37,819	788
	Flushing Financial Corp.	50,651	782
*	Firstsun Capital Bancorp	20,959	764
	Midland States Bancorp Inc.	34,112	755
	Kearny Financial Corp.	97,250	744
*	First Foundation Inc.	124,189	729
	Home Bancorp Inc.	11,778	696
	Bank of Marin Bancorp	25,707	640
*	Bridgewater Bancshares Inc.	34,704	634
	RBB Bancorp	27,305	587
			3,984,237
Capital Markets (24.9%)
	Goldman Sachs Group Inc. (XYNS)	479,561	412,216
	Morgan Stanley	1,996,199	332,387
	Charles Schwab Corp.	2,838,464	270,222
	Blackrock Inc.	247,830	263,500
	S&P Global Inc.	521,174	230,296
	CME Group Inc.	606,407	193,747
	Intercontinental Exchange Inc.	958,828	157,372
	Blackstone Inc.	1,241,608	140,761
	Bank of New York Mellon Corp.	1,157,304	137,835
	Moody's Corp.	269,966	128,933
*	Robinhood Markets Inc. Class A	1,260,719	95,626
	KKR & Co. Inc.	1,049,085	91,984
	Ameriprise Financial Inc.	156,212	73,438
	MSCI Inc.	126,355	72,254
	Nasdaq Inc.	768,214	67,280
*	Coinbase Global Inc. Class A	365,358	64,248
	State Street Corp.	469,756	60,420
	Interactive Brokers Group Inc. Class A	748,997	53,321
	Cboe Global Markets Inc.	176,068	52,771
	Raymond James Financial Inc.	315,387	48,279
	Northern Trust Corp.	318,103	45,517
	Ares Management Corp. Class A	364,629	40,842
	LPL Financial Holdings Inc.	134,598	40,431
	T Rowe Price Group Inc.	366,900	34,720
	Tradeweb Markets Inc. Class A	195,986	24,156
	Carlyle Group Inc.	395,309	20,552
	Evercore Inc. Class A	65,035	20,085
	Stifel Financial Corp.	257,666	19,080
	Invesco Ltd.	601,082	15,784
	Houlihan Lokey Inc.	91,665	15,012
	Affiliated Managers Group Inc.	47,443	14,526

Financials Index Fund
		Shares	Market Value• ($000)
	SEI Investments Co.	175,407	14,264
	FactSet Research Systems Inc.	62,419	13,533
	Franklin Resources Inc.	482,388	12,803
	MarketAxess Holdings Inc.	62,383	11,978
	Jefferies Financial Group Inc.	261,178	11,596
[1]	Blue Owl Capital Inc.	1,061,267	11,196
	Janus Henderson Group plc	208,360	10,856
	TPG Inc.	234,953	10,202
*	StoneX Group Inc.	74,066	9,443
	Piper Sandler Cos.	29,524	8,726
	Lazard Inc.	160,347	8,114
	Morningstar Inc.	41,414	7,585
	Moelis & Co. Class A	123,879	7,354
	Hamilton Lane Inc. Class A	69,638	7,308
	Federated Hermes Inc.	122,904	6,884
*	Galaxy Digital Inc. Class A	323,750	6,666
	BGC Group Inc. Class A	610,329	5,810
	PJT Partners Inc. Class A	38,527	5,690
	Virtu Financial Inc. Class A	134,381	5,565
	StepStone Group Inc. Class A	117,944	5,088
	Victory Capital Holdings Inc. Class A	72,539	5,018
	Artisan Partners Asset Management Inc. Class A	117,601	4,737
	DigitalBridge Group Inc.	303,813	4,694
	WisdomTree Inc.	213,018	3,645
	Cohen & Steers Inc.	46,845	3,133
	Acadian Asset Management Inc.	47,900	2,580
*	Donnelley Financial Solutions Inc.	43,511	2,165
	Perella Weinberg Partners	114,335	2,116
	Virtus Investment Partners Inc.	10,721	1,483
	GCM Grosvenor Inc. Class A	91,185	1,056
	Oppenheimer Holdings Inc. Class A	9,585	827
	Ridgepost Capital Inc. Class A	97,698	788
	Diamond Hill Investment Group Inc.	4,319	742
*,1	BRC Group Holdings Inc.	35,151	227
*	Open Lending Corp.	168,232	224
			3,451,691
Consumer Finance (4.8%)
	American Express Co.	926,536	286,207
	Capital One Financial Corp.	1,068,866	209,113
	Synchrony Financial	605,423	41,841
*	SoFi Technologies Inc.	2,125,379	37,747
	Ally Financial Inc.	466,111	18,383
	FirstCash Holdings Inc.	66,662	12,852
	OneMain Holdings Inc.	198,433	10,918
	SLM Corp.	323,857	6,069
*	Enova International Inc.	41,770	5,808
	Bread Financial Holdings Inc.	77,818	5,514
*	Credit Acceptance Corp.	9,389	4,443
*	Upstart Holdings Inc.	149,404	4,068
*	Dave Inc.	18,289	3,535
	Nelnet Inc. Class A	23,427	3,033
*	LendingClub Corp.	191,402	2,854
*	Encore Capital Group Inc.	38,492	2,629
*	EZCorp. Inc. Class A	96,790	2,568
	PROG Holdings Inc.	66,109	2,328
*	PRA Group Inc.	65,042	1,024
	Navient Corp.	115,925	1,019
*	Green Dot Corp. Class A	78,371	906
*	World Acceptance Corp.	5,452	735
*	LendingTree Inc.	19,327	722
*	NerdWallet Inc. Class A	62,788	681
	Jefferson Capital Inc.	32,234	665
*	Atlanticus Holdings Corp.	10,097	528
			666,190
Financial Services (22.4%)
*	Berkshire Hathaway Inc. Class B	2,312,891	1,167,894
	Mastercard Inc. Class A	1,423,692	736,348
	Visa Inc. Class A (XNYS)	1,824,557	584,114
	Apollo Global Management Inc.	732,021	76,569

Financials Index Fund
		Shares	Market Value• ($000)
	PayPal Holdings Inc. (XNGS)	1,394,040	64,419
*	Block Inc. (XNYS)	921,114	58,675
*	Fiserv Inc.	904,589	56,347
	Fidelity National Information Services Inc.	869,446	44,307
*	Corpay Inc.	111,597	36,280
	Global Payments Inc. (XNYS)	398,239	30,449
	Rocket Cos. Inc. Class A	1,545,448	28,112
*	Affirm Holdings Inc.	462,412	21,724
*	Toast Inc. Class A	779,753	21,295
	Jack Henry & Associates Inc.	121,313	19,709
	Equitable Holdings Inc.	482,121	19,391
	Jackson Financial Inc. Class A	114,791	12,567
	Corebridge Financial Inc.	466,782	12,062
	Voya Financial Inc.	160,942	10,764
	MGIC Investment Corp.	377,179	10,007
	Essent Group Ltd.	162,178	9,867
*	WEX Inc.	54,351	8,109
	Radian Group Inc.	226,199	7,808
	HA Sustainable Infrastructure Capital Inc.	212,555	7,762
*	NCR Atleos Corp.	122,763	5,436
	Western Union Co.	538,979	5,190
*	NMI Holdings Inc.	129,393	5,086
*	Remitly Global Inc.	301,075	5,028
	PennyMac Financial Services Inc.	51,762	4,758
*	Euronet Worldwide Inc.	66,761	4,643
*,1	Shift4 Payments Inc. Class A	103,473	4,560
	EVERTEC Inc.	106,768	3,023
	Burford Capital Ltd.	329,039	2,777
	Walker & Dunlop Inc.	56,893	2,618
	Federal Agricultural Mortgage Corp. Class C	15,708	2,477
*	Marqeta Inc. Class A	623,765	2,395
*,1	Sezzle Inc.	31,284	2,282
*	Flywire Corp.	181,136	2,230
*	Payoneer Global Inc.	481,378	2,080
*	Paymentus Holdings Inc. Class A	84,725	2,073
	UWM Holdings Corp.	331,460	1,462
	Merchants Bancorp	34,409	1,455
*	Cantaloupe Inc.	98,400	1,027
	Alerus Financial Corp.	40,454	964
	Cannae Holdings Inc.	76,757	936
	Cass Information Systems Inc.	19,838	880
	Compass Diversified Holdings	113,248	848
*	International Money Express Inc.	42,068	664
*	loanDepot Inc. Class A	174,351	361
*,1	Better Home & Finance Holding Co.	9,521	313
*	Repay Holdings Corp.	108,686	302
*	Acacia Research Corp.	63,881	268
			3,110,715
Insurance (15.0%)
	Chubb Ltd.	628,644	214,280
	Progressive Corp.	985,592	210,582
	Marsh & McLennan Cos. Inc.	823,760	153,829
	Travelers Cos. Inc.	375,056	115,757
	Aon plc Class A (XNYS)	343,369	115,190
	Arthur J Gallagher & Co.	431,837	98,545
	Aflac Inc.	837,187	94,544
	Allstate Corp.	439,984	94,385
	American International Group Inc.	907,261	73,025
	MetLife Inc.	941,431	67,849
	Hartford Insurance Group Inc.	468,474	65,975
*	Arch Capital Group Ltd.	609,919	61,083
	Prudential Financial Inc.	589,157	57,961
	Willis Towers Watson plc	161,014	49,137
*	Markel Group Inc.	21,207	43,951
	Cincinnati Financial Corp.	262,347	43,020
	Principal Financial Group Inc.	369,243	35,233
	Brown & Brown Inc.	488,195	35,062
	Loews Corp.	295,651	32,528
	W R Berkley Corp.	415,671	29,804

Financials Index Fund
		Shares	Market Value• ($000)
	Reinsurance Group of America Inc. Class A	110,330	23,801
	Everest Group Ltd.	70,617	23,691
	RenaissanceRe Holdings Ltd.	77,676	23,494
	Fidelity National Financial Inc.	433,676	22,933
	Globe Life Inc.	133,845	19,442
	Assurant Inc.	84,257	19,345
	Unum Group	267,099	19,159
	Old Republic International Corp.	394,216	16,900
	American Financial Group Inc.	112,422	14,950
	Kinsale Capital Group Inc.	37,339	14,550
	Axis Capital Holdings Ltd.	129,106	13,649
	Primerica Inc.	53,511	13,574
	First American Financial Corp.	172,047	12,062
	Erie Indemnity Co. Class A	42,947	11,572
	Hanover Insurance Group Inc.	59,728	10,789
	Lincoln National Corp.	288,726	9,903
	White Mountains Insurance Group Ltd.	4,268	9,477
	RLI Corp.	138,023	8,602
	Selective Insurance Group Inc.	101,620	8,540
	Ryan Specialty Holdings Inc.	185,438	7,297
	CNO Financial Group Inc.	161,695	6,760
	Assured Guaranty Ltd.	73,796	6,362
*	Brighthouse Financial Inc.	95,349	5,719
*	Genworth Financial Inc.	668,172	5,639
*	Palomar Holdings Inc.	44,672	5,526
*	Lemonade Inc.	104,772	5,421
*	Oscar Health Inc. Class A	334,860	4,567
	Mercury General Corp.	46,182	4,183
*	SiriusPoint Ltd.	175,299	3,706
	Stewart Information Services Corp.	50,569	3,590
	HCI Group Inc.	19,448	3,431
	Kemper Corp.	99,443	3,214
	Horace Mann Educators Corp.	67,980	2,958
*	Skyward Specialty Insurance Group Inc.	60,817	2,826
*	Baldwin Insurance Group Inc.	119,109	2,767
*	Hamilton Insurance Group Ltd. Class B	76,814	2,427
*	Goosehead Insurance Inc. Class A	42,347	2,295
*	ProAssurance Corp.	81,680	2,005
	Safety Insurance Group Inc.	24,902	1,933
	Employers Holdings Inc.	39,178	1,620
	Universal Insurance Holdings Inc.	44,958	1,581
	F&G Annuities & Life Inc.	68,415	1,550
*	Trupanion Inc.	53,935	1,431
	United Fire Group Inc.	36,048	1,401
*	Heritage Insurance Holdings Inc.	41,343	1,152
	AMERISAFE Inc.	31,590	1,028
*	Root Inc. Class A	18,177	943
*	Slide Insurance Holdings Inc.	41,950	797
*	Bowhead Specialty Holdings Inc.	30,034	761
*	Hippo Holdings Inc.	25,009	719
*	Greenlight Capital Re Ltd. Class A	45,966	652
	Tiptree Inc.	37,558	640
	Investors Title Co.	2,212	511
	Donegal Group Inc. Class A	28,398	500
	American Coastal Insurance Corp.	40,889	466
	James River Group Holdings Inc.	65,097	456
*	Octave Specialty Group Inc.	73,498	393
*	Ategrity Specialty Holdings LLC	16,053	355
	Crawford & Co. Class A	28,441	306
*	Selectquote Inc.	249,954	215
			2,088,276
Mortgage Real Estate Investment Trusts (REITs) (0.8%)
	Annaly Capital Management Inc.	1,147,747	26,674
[1]	AGNC Investment Corp.	1,802,845	20,210
	Starwood Property Trust Inc.	590,785	10,522
	Rithm Capital Corp.	931,770	9,364
	Blackstone Mortgage Trust Inc. Class A	271,968	5,225
	Dynex Capital Inc.	248,259	3,483
	ARMOUR Residential REIT Inc.	187,965	3,374

Financials Index Fund
		Shares	Market Value• ($000)
[1]	Arbor Realty Trust Inc.	321,397	2,549
	Apollo Commercial Real Estate Finance Inc.	220,752	2,340
	Ellington Financial Inc.	188,069	2,336
	Orchid Island Capital Inc.	309,557	2,303
	Ladder Capital Corp.	191,553	1,986
	Chimera Investment Corp.	138,633	1,887
	Two Harbors Investment Corp.	174,514	1,803
	PennyMac Mortgage Investment Trust	144,950	1,777
	MFA Financial Inc.	171,902	1,738
	Redwood Trust Inc.	215,358	1,303
	Brightspire Capital Inc.	217,960	1,266
	Franklin BSP Realty Trust Inc. REIT	136,958	1,250
	Adamas Trust Inc.	143,799	1,185
	Invesco Mortgage Capital Inc. REIT	127,084	1,071
	TPG RE Finance Trust Inc.	117,905	998
	KKR Real Estate Finance Trust Inc.	93,117	647
	Ready Capital Corp.	260,009	481
*	Claros Mortgage Trust Inc.	186,379	445
	Ares Commercial Real Estate Corp.	88,448	444
			106,661
Total Common Stocks (Cost $9,990,946)			13,407,770
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $489,650)	4,897,014	489,653
Total Investments (100.1%) (Cost $10,480,596)			13,897,423
Other Assets and Liabilities—Net (-0.1%)			(10,587)
Net Assets (100.0%)			13,886,836
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,720.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,553 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	28,966	(4.480)	—	(1,600)
Citigroup Inc.	8/31/2027	BANA	20,279	(4.370)	—	(739)
Global Payments Inc.	8/31/2026	BANA	154	(4.480)	—	(3)
Goldman Sachs Group Inc.	8/31/2027	BANA	22,864	(4.444)	—	(1,599)
JPMorgan Chase & Co.	8/31/2027	BANA	86,585	(4.423)	—	(867)
PayPal Holdings Inc.	8/31/2026	BANA	4,766	(4.480)	—	(112)
Visa Inc. Class A	2/1/2027	CITNA	324,160	(3.630)	—	(272)
					—	(5,192)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,117 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,990,946)	13,407,770
Affiliated Issuers (Cost $489,650)	489,653
Total Investments in Securities	13,897,423
Investment in Vanguard	338
Cash	62
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,997
Receivables for Investment Securities Sold	44,376
Receivables for Accrued Income	12,201
Receivables for Capital Shares Issued	1,174
Total Assets	13,959,571
Liabilities
Payables for Investment Securities Purchased	46,241
Collateral for Securities on Loan	18,553
Payables for Capital Shares Redeemed	2,297
Payables to Vanguard	452
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,192
Total Liabilities	72,735
Net Assets	13,886,836
1 Includes $16,720 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	11,344,342
Total Distributable Earnings (Loss)	2,542,494
Net Assets	13,886,836

ETF Shares—Net Assets
Applicable to 101,143,122 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,704,829
Net Asset Value Per Share—ETF Shares	$125.61

Admiral™ Shares—Net Assets
Applicable to 18,776,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,182,007
Net Asset Value Per Share—Admiral Shares	$62.95

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	126,286
Interest[1]	7,231
Securities Lending—Net	103
Total Income	133,620
Expenses
The Vanguard Group—Note C
Investment Advisory Services	111
Management and Administrative—ETF Shares	4,289
Management and Administrative—Admiral Shares	463
Marketing and Distribution—ETF Shares	213
Marketing and Distribution—Admiral Shares	32
Custodian Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	1,217
Shareholders’ Reports and Proxy Fees—Admiral Shares	55
Trustees’ Fees and Expenses	4
Other Expenses	10
Total Expenses	6,421
Net Investment Income	127,199
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	139,163
Swap Contracts	(49,019)
Realized Net Gain (Loss)	90,144
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(805,506)
Swap Contracts	(4,653)
Change in Unrealized Appreciation (Depreciation)	(810,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	(592,816)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,216, $5, and ($13), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $159,936 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	127,199	218,080
Realized Net Gain (Loss)	90,144	449,053
Change in Unrealized Appreciation (Depreciation)	(810,159)	1,707,342
Net Increase (Decrease) in Net Assets Resulting from Operations	(592,816)	2,374,475
Distributions
ETF Shares	(109,408)	(212,114)
Admiral Shares	(10,536)	(18,464)
Total Distributions	(119,944)	(230,578)
Capital Share Transactions
ETF Shares	344,152	872,071
Admiral Shares	(51,025)	271,114
Net Increase (Decrease) from Capital Share Transactions	293,127	1,143,185
Total Increase (Decrease)	(419,633)	3,287,082
Net Assets
Beginning of Period	14,306,469	11,019,387
End of Period	13,886,836	14,306,469

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$131.96	$110.81	$83.49	$81.31	$94.79	$61.18
Investment Operations
Net Investment Income[1]	1.155	2.069	1.778	1.924	1.852	1.676
Net Realized and Unrealized Gain (Loss) on Investments	(6.412)	21.273	27.448	2.219	(13.457)	33.519
Total from Investment Operations	(5.257)	23.342	29.226	4.143	(11.605)	35.195
Distributions
Dividends from Net Investment Income	(1.093)	(2.192)	(1.906)	(1.963)	(1.875)	(1.585)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.093)	(2.192)	(1.906)	(1.963)	(1.875)	(1.585)
Net Asset Value, End of Period	$125.61	$131.96	$110.81	$83.49	$81.31	$94.79
Total Return	-4.02%	21.32%	35.49%	5.27%	-12.43%	58.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,705	$13,012	$10,177	$8,711	$8,676	$10,946
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.72%	1.89%	2.34%	2.03%	2.09%
Portfolio Turnover Rate[3]	2%	5%	5%	20%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$66.14	$55.53	$41.84	$40.75	$47.51	$30.66
Investment Operations
Net Investment Income[1]	.579	1.034	.892	.962	.931	.841
Net Realized and Unrealized Gain (Loss) on Investments	(3.221)	10.675	13.753	1.112	(6.751)	16.803
Total from Investment Operations	(2.642)	11.709	14.645	2.074	(5.820)	17.644
Distributions
Dividends from Net Investment Income	(.548)	(1.099)	(.955)	(.984)	(.940)	(.794)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.548)	(1.099)	(.955)	(.984)	(.940)	(.794)
Net Asset Value, End of Period	$62.95	$66.14	$55.53	$41.84	$40.75	$47.51
Total Return[2]	-4.03%	21.35%	35.50%	5.27%	-12.43%	58.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,182	$1,294	$843	$664	$721	$822
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.71%	1.89%	2.34%	2.05%	2.09%
Portfolio Turnover Rate[4]	2%	5%	5%	20%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Financials Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $338,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,407,770	—	—	13,407,770
Temporary Cash Investments	489,653	—	—	489,653
Total	13,897,423	—	—	13,897,423
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(5,192)	—	(5,192)

Financials Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,523,143
Gross Unrealized Appreciation	3,732,445
Gross Unrealized Depreciation	(358,165)
Net Unrealized Appreciation (Depreciation)	3,374,280
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $999,139,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $279,588,000 of investment securities and sold $428,609,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $665,701,000 and $364,940,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $44,000 and sales were $234,000, resulting in net realized loss of $68,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	710,982	5,388	1,969,196	16,140
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(366,830)	(2,850)	(1,097,125)	(9,375)
Net Increase (Decrease)—ETF Shares	344,152	2,538	872,071	6,765
Admiral Shares
Issued	119,424	1,821	562,315	9,245
Issued in Lieu of Cash Distributions	9,084	137	15,485	262
Redeemed	(179,533)	(2,750)	(306,686)	(5,115)
Net Increase (Decrease)—Admiral Shares	(51,025)	(792)	271,114	4,392
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2026, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Financials Index Fund
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54862 042026

Financial Statements
For the six-months ended February 28, 2026
Vanguard Information Technology Index Fund

Contents
Financial Statements	1

Information Technology Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communications Equipment (4.3%)
	Cisco Systems Inc.	25,964,755	2,063,159
*	Arista Networks Inc.	7,255,510	968,610
	Motorola Solutions Inc.	1,253,230	604,383
*	Lumentum Holdings Inc.	603,906	423,284
*	Ciena Corp.	1,199,644	418,316
*	F5 Inc.	718,333	194,927
*	Viavi Solutions Inc.	5,045,332	149,897
*	Viasat Inc.	2,567,405	117,536
*	Applied Optoelectronics Inc.	1,313,498	110,636
*	Vistance Networks Inc.	5,068,015	89,045
*	Calix Inc.	1,516,657	78,517
*	NetScout Systems Inc.	1,756,742	51,314
*	Extreme Networks Inc.	3,279,894	45,853
*	Digi International Inc.	915,950	44,717
*	Harmonic Inc.	2,785,866	29,614
*	ADTRAN Holdings Inc.	1,777,266	18,128
*	NETGEAR Inc.	676,263	13,944
*	Clearfield Inc.	289,521	9,102
*	Ribbon Communications Inc.	2,431,674	5,423
*,1	Ondas Inc.	85,389	861
			5,437,266
Electronic Equipment, Instruments & Components (6.3%)
	Amphenol Corp. Class A	8,265,265	1,207,225
	Corning Inc.	5,838,461	877,988
	TE Connectivity plc	2,250,221	517,888
*	Keysight Technologies Inc.	1,485,575	456,562
*	Coherent Corp.	1,412,032	365,617
*	Teledyne Technologies Inc.	441,807	300,915
	Jabil Inc.	1,034,034	274,009
*	Flex Ltd.	3,806,114	239,861
*	Fabrinet	417,418	227,756
	Advanced Energy Industries Inc.	541,586	181,740
	CDW Corp.	1,477,340	181,181
*	TTM Technologies Inc.	1,701,612	177,376
	TD SYNNEX Corp.	1,051,423	164,874
*	Sanmina Corp.	995,671	154,588
*	Zebra Technologies Corp. Class A	685,324	153,485
	Littelfuse Inc.	430,044	151,573
	Cognex Corp.	2,728,954	148,455
*	Arrow Electronics Inc.	950,002	144,552
	Vontier Corp.	3,271,065	133,852
	Avnet Inc.	1,980,128	130,372
	Belden Inc.	901,323	129,160
	Ralliant Corp.	2,779,715	127,561
*	Plexus Corp.	655,793	127,309
*,1	Novanta Inc.	879,030	118,168
*	OSI Systems Inc.	392,799	112,026
	Badger Meter Inc.	724,731	110,471
*	Mirion Technologies Inc.	5,057,420	109,291
*	Itron Inc.	1,044,656	98,145
*	IPG Photonics Corp.	625,084	82,242
*	nLight Inc.	1,156,971	65,010
	Crane NXT Co.	1,271,669	61,409
	Bel Fuse Inc. Class B	260,231	59,778
*	Insight Enterprises Inc.	707,769	59,141
*	Knowles Corp.	2,119,353	57,583
	ePlus Inc.	653,342	52,699
	Vishay Intertechnology Inc.	2,742,352	51,337
	Benchmark Electronics Inc.	886,108	51,226
1

Information Technology Index Fund
		Shares	Market Value• ($000)
	Napco Security Technologies Inc.	879,802	41,008
*	Rogers Corp.	380,071	40,983
*	Arlo Technologies Inc.	2,546,514	39,955
	CTS Corp.	691,759	36,428
*	Daktronics Inc.	957,812	24,692
*	Ouster Inc.	1,258,835	23,855
*	ScanSource Inc.	528,669	19,444
	PC Connection Inc.	281,837	17,178
*	Kimball Electronics Inc.	597,456	14,930
*	Vishay Precision Group Inc.	302,304	13,927
*	Evolv Technologies Holdings Inc.	2,625,468	13,915
*,1	Lightwave Logic Inc.	3,079,327	13,580
*	Powerfleet Inc. NJ	2,963,260	10,579
	Bel Fuse Inc. Class A	37,165	7,877
	Methode Electronics Inc.	867,599	7,340
*	SmartRent Inc.	4,243,901	6,451
*,1	MicroVision Inc.	6,128,719	4,787
*	Aeva Technologies Inc.	41,575	551
			7,999,905
IT Services (4.3%)
	International Business Machines Corp.	6,117,971	1,469,598
	Accenture plc Class A	4,259,917	889,130
*	Cloudflare Inc. Class A	2,374,287	408,828
*	Snowflake Inc.	2,368,515	398,882
	Cognizant Technology Solutions Corp. Class A	4,486,426	289,060
*	MongoDB Inc.	780,595	256,402
*	Twilio Inc. Class A	1,833,711	221,806
	VeriSign Inc.	964,613	219,874
*	Akamai Technologies Inc.	1,785,412	175,667
*	Okta Inc.	2,216,045	160,663
*	GoDaddy Inc. Class A	1,704,467	148,561
*	Gartner Inc.	893,800	140,505
*	EPAM Systems Inc.	937,343	132,165
*,1	Applied Digital Corp.	4,432,848	120,884
*	DigitalOcean Holdings Inc.	1,681,643	94,273
*	Fastly Inc. Class A	3,388,682	64,792
*	Kyndryl Holdings Inc.	5,114,070	63,056
*	DXC Technology Co.	4,364,562	54,950
*	ASGN Inc.	1,070,248	45,914
*,1	BigBear.ai Holdings Inc.	7,171,893	28,401
*	Grid Dynamics Holdings Inc.	1,671,157	11,280
	Hackett Group Inc.	612,153	8,362
*	Commerce.com Inc.	1,729,285	4,807
*	Unisys Corp.	1,695,564	4,120
*,1	Rackspace Technology Inc.	2,037,379	3,973
*	CoreWeave Inc. Class A	5,538	441
			5,416,394
Other (0.0%)[2]
*,3	Pivotal Software Inc.	295,216	—
Semiconductors & Semiconductor Equipment (40.1%)
	NVIDIA Corp.	129,393,782	22,927,284
	Broadcom Inc.	17,240,727	5,509,274
	Micron Technology Inc.	7,293,059	3,007,439
*	Advanced Micro Devices Inc.	10,463,936	2,094,985
	Applied Materials Inc.	5,236,047	1,949,380
	Lam Research Corp.	8,278,074	1,936,159
*	Intel Corp.	30,232,780	1,378,917
	KLA Corp.	888,592	1,354,703
	Texas Instruments Inc.	6,118,774	1,297,853
	Analog Devices Inc.	3,352,493	1,192,783
	QUALCOMM Inc.	7,277,130	1,035,972
	Marvell Technology Inc.	6,516,830	532,360
	NXP Semiconductors NV	1,968,186	446,798
	Monolithic Power Systems Inc.	381,914	436,428
	Teradyne Inc.	1,295,097	414,470
	Microchip Technology Inc.	4,600,799	343,404
	Qnity Electronics Inc.	2,168,728	274,908
*	ON Semiconductor Corp.	3,853,264	256,165
2

Information Technology Index Fund
		Shares	Market Value• ($000)
	Entegris Inc.	1,689,666	223,796
*	First Solar Inc.	1,059,612	208,956
*	MACOM Technology Solutions Holdings Inc.	813,227	201,778
	MKS Inc.	785,339	191,984
*	Lattice Semiconductor Corp.	1,840,042	175,945
*	Credo Technology Group Holding Ltd.	1,562,884	175,465
*	Astera Labs Inc.	1,416,129	168,279
*	Onto Innovation Inc.	742,112	160,215
*	Rambus Inc.	1,600,701	159,526
*	Semtech Corp.	1,673,151	150,952
*	SiTime Corp.	370,463	147,400
*	FormFactor Inc.	1,490,512	147,382
*	Cirrus Logic Inc.	984,302	138,905
*	Silicon Laboratories Inc.	671,837	137,411
*	Qorvo Inc.	1,640,342	135,984
	Amkor Technology Inc.	2,822,285	134,962
	Skyworks Solutions Inc.	2,255,969	134,411
*	Enphase Energy Inc.	2,921,136	123,476
*	Allegro MicroSystems Inc.	3,112,454	113,511
	Universal Display Corp.	980,669	104,628
*	Rigetti Computing Inc.	5,200,018	90,584
	Kulicke & Soffa Industries Inc.	1,286,694	89,708
*	Diodes Inc.	1,142,910	77,981
*	Impinj Inc.	633,746	77,735
*	Synaptics Inc.	949,380	77,337
*	ACM Research Inc. Class A	1,304,315	72,624
*	Ultra Clean Holdings Inc.	1,112,162	67,486
	Power Integrations Inc.	1,384,230	66,332
*	Axcelis Technologies Inc.	764,911	63,189
*	Ambarella Inc.	992,405	59,882
*	Photronics Inc.	1,455,892	54,494
*,1	SolarEdge Technologies Inc.	1,454,248	51,480
*	Veeco Instruments Inc.	1,478,075	45,170
*	Ichor Holdings Ltd.	846,803	40,265
*	MaxLinear Inc.	2,021,205	35,230
*	Cohu Inc.	1,145,469	34,593
*	Navitas Semiconductor Corp.	3,542,022	31,878
*,1	Aehr Test Systems	696,534	26,071
*	PDF Solutions Inc.	771,171	26,050
*	Penguin Solutions Inc.	1,228,198	25,522
*,1	indie Semiconductor Inc. Class A	4,799,875	17,568
*	CEVA Inc.	663,177	13,834
*	Alpha & Omega Semiconductor Ltd.	629,928	13,235
	NVE Corp.	119,323	8,214
*	SkyWater Technology Inc.	21,944	646
*	Kopin Corp.	167,466	370
			50,691,726
Software (26.1%)
	Microsoft Corp.	33,579,867	13,188,157
*	Palantir Technologies Inc. Class A	14,476,523	1,986,034
	Oracle Corp.	10,842,647	1,576,521
	Salesforce Inc.	6,306,740	1,228,490
*	Palo Alto Networks Inc.	5,485,370	816,881
	Intuit Inc.	1,878,339	768,297
*	Adobe Inc.	2,922,582	766,915
*	ServiceNow Inc.	6,956,106	751,329
*	AppLovin Corp. Class A	1,587,854	690,351
*	Crowdstrike Holdings Inc. Class A	1,733,402	644,791
*	Cadence Design Systems Inc.	1,988,956	599,471
*	Synopsys Inc.	1,372,307	568,135
*	Autodesk Inc.	1,670,938	410,834
*	Fortinet Inc.	5,134,848	405,807
	Roper Technologies Inc.	897,058	313,728
*	Fair Isaac Corp.	213,596	301,034
*	Datadog Inc. Class A	2,451,585	274,479
*	Strategy Inc.	1,853,688	240,053
*	Workday Inc. Class A	1,783,717	238,590
*	PTC Inc.	1,268,567	198,645
*	Zoom Communications Inc.	2,670,496	197,456
3

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Trimble Inc.	2,789,121	186,509
*	Tyler Technologies Inc.	484,834	171,966
	Gen Digital Inc. (XNGS)	7,294,998	164,648
	InterDigital Inc.	423,090	155,075
*	Confluent Inc. Class A	4,859,408	149,038
*	Dynatrace Inc.	3,997,803	143,601
*	HubSpot Inc.	533,452	141,103
*	Clearwater Analytics Holdings Inc. Class A	5,988,219	140,064
*	Zscaler Inc.	950,869	139,768
*	Guidewire Software Inc.	930,429	135,210
*	Manhattan Associates Inc.	961,343	130,195
*	Hut 8 Corp.	2,419,541	128,792
*	Samsara Inc. Class A	4,412,161	127,511
*	Atlassian Corp. Ltd. Class A	1,683,321	126,468
*	Docusign Inc.	2,763,247	124,540
*,1	Terawulf Inc.	7,546,062	122,397
*	Riot Platforms Inc.	7,325,549	119,333
*	Nutanix Inc. Class A	3,106,395	118,913
*	Procore Technologies Inc.	2,146,008	118,116
*	Aurora Innovation Inc.	24,451,731	114,434
*	Rubrik Inc. Class A	2,175,636	113,046
	Bentley Systems Inc. Class B	3,064,145	111,995
*	Dropbox Inc. Class A	4,373,974	109,306
*	UiPath Inc. Class A	10,069,121	108,042
*,1	Core Scientific Inc.	6,067,151	102,960
*	ACI Worldwide Inc.	2,546,189	101,033
	Dolby Laboratories Inc. Class A	1,509,770	100,505
*	Cipher Digital Inc.	6,397,662	99,804
*,1	D-Wave Quantum Inc.	5,309,758	99,717
*	SentinelOne Inc. Class A	7,445,454	97,684
	Pegasystems Inc.	2,231,738	97,594
*	JFrog Ltd.	2,397,268	96,250
*	Appfolio Inc. Class A	536,083	95,294
*	BILL Holdings Inc.	2,133,756	94,973
	Clear Secure Inc. Class A	1,931,700	93,958
*	Elastic NV	1,764,667	91,886
*	Commvault Systems Inc.	1,020,942	86,862
*	Unity Software Inc.	4,739,120	86,394
*	Circle Internet Group Inc.	1,021,568	85,240
*	Box Inc. Class A	3,566,538	83,992
*	Qualys Inc.	890,601	82,354
*,1	Life360 Inc.	1,517,841	79,914
*	Gitlab Inc. Class A	2,990,400	78,648
*	Zeta Global Holdings Corp. Class A	4,426,858	75,035
*	Workiva Inc.	1,213,998	74,758
*	Q2 Holdings Inc.	1,534,485	73,839
*	CCC Intelligent Solutions Holdings Inc.	12,173,664	70,972
*,1	SoundHound AI Inc. Class A	8,063,805	69,349
*,1	MARA Holdings Inc.	7,718,537	69,004
*	Teradata Corp.	2,102,412	66,205
*	RingCentral Inc. Class A	1,776,275	64,745
*,1	Cleanspark Inc.	6,406,122	63,741
*	Varonis Systems Inc.	2,756,704	63,680
*	Tenable Holdings Inc.	2,991,313	57,523
*	Alarm.com Holdings Inc.	1,163,871	55,691
	Adeia Inc.	2,672,130	55,286
*	SPS Commerce Inc.	935,448	52,862
*	Agilysys Inc.	655,577	47,313
*	Blackbaud Inc.	959,146	46,557
*	BlackLine Inc.	1,267,347	44,674
*	Progress Software Corp.	1,058,741	44,340
*	Klaviyo Inc. Class A	2,524,542	43,952
*	LiveRamp Holdings Inc.	1,595,287	43,344
*	nCino Inc.	2,572,072	41,513
*	Onestream Inc.	1,671,662	39,435
*	Freshworks Inc. Class A	4,699,384	36,749
*	Braze Inc. Class A	1,810,213	34,376
	A10 Networks Inc.	1,780,272	34,288
*	AvePoint Inc.	3,003,802	32,381
*	Intapp Inc.	1,395,697	31,306
4

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Five9 Inc.	1,715,687	29,922
*	Alkami Technology Inc.	1,776,349	29,390
*,1	NextNav Inc.	1,793,542	28,858
*	Vertex Inc. Class A	1,803,655	26,117
*	NCR Voyix Corp.	3,223,542	24,628
*	C3.ai Inc. Class A	3,062,391	24,346
*	Appian Corp. Class A	796,971	21,255
*	Sprinklr Inc. Class A	2,986,405	17,381
*	Daily Journal Corp.	32,277	16,445
*	Mitek Systems Inc.	1,125,857	16,415
*	PAR Technology Corp.	997,596	16,351
*	Amplitude Inc. Class A	2,189,874	15,986
*	PagerDuty Inc.	2,156,916	15,228
*	Asana Inc. Class A	2,110,057	14,981
*	Yext Inc.	2,562,599	14,556
*	Consensus Cloud Solutions Inc.	468,095	14,080
*	Porch Group Inc.	1,652,483	13,567
*,1	Pagaya Technologies Ltd. Class A	1,164,855	13,035
*	SEMrush Holdings Inc. Class A	1,102,182	13,028
*	I3 Verticals Inc. Class A	559,639	12,525
*	Red Violet Inc.	275,892	11,949
*,1	Netskope Inc. Class A	1,059,341	11,441
	OneSpan Inc.	898,246	9,917
*	Digital Turbine Inc.	2,406,615	9,771
*	Rapid7 Inc.	1,424,460	8,860
*	Blend Labs Inc. Class A	5,047,833	8,480
*	Sprout Social Inc. Class A	1,278,156	8,244
*	N-able Inc.	1,868,659	8,222
*	Cerence Inc.	1,015,396	8,032
*	Weave Communications Inc.	1,481,594	7,467
*	8x8 Inc.	3,023,763	6,471
*	Xperi Inc.	1,044,225	6,401
*	Rimini Street Inc.	1,263,159	4,699
*	Domo Inc. Class B	818,518	2,939
*	CS Disco Inc.	597,639	1,942
*	Expensify Inc. Class A	1,617,834	1,537
*,1	Digimarc Corp.	326,455	1,438
*,1	Exodus Movement Inc. Class A	96,383	983
*	IREN Ltd.	10,112	414
*	ServiceTitan Inc. Class A	3,982	288
*	Bit Digital Inc.	141,965	237
*	Veritone Inc.	80,125	226
	BitMine Immersion Technologies Inc.	11,919	226
			33,052,326
Technology Hardware, Storage & Peripherals (18.8%)
	Apple Inc.	76,064,266	20,094,658
	Western Digital Corp.	2,479,955	693,643
*	Sandisk Corp.	1,034,752	657,440
	Seagate Technology Holdings plc	1,595,747	650,810
	Dell Technologies Inc. Class C	2,685,440	397,660
	Hewlett Packard Enterprise Co.	12,400,466	266,238
	NetApp Inc. (XNGS)	2,092,670	207,237
*	Pure Storage Inc. Class A	2,992,260	192,163
	HP Inc.	9,570,225	181,739
*	Super Micro Computer Inc. (XNGS)	5,154,860	166,966
*,1	IonQ Inc.	3,329,778	127,764
	GPGI Inc. Class A	3,779,305	84,845
*,1	Quantum Computing Inc.	4,964,143	41,748
*	Diebold Nixdorf Inc.	361,537	28,923
*	Eastman Kodak Co.	1,299,214	9,510
*	Corsair Gaming Inc.	1,175,643	6,454
	Xerox Holdings Corp.	2,945,676	5,302
*	CPI Card Group Inc.	155,741	1,910
			23,815,010
Total Common Stocks (Cost $85,153,169)			126,412,627
5

Information Technology Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $436,523)	4,365,935	436,550
Total Investments (100.3%) (Cost $85,589,692)			126,849,177
Other Assets and Liabilities—Net (-0.3%)			(340,634)
Net Assets (100.0%)			126,508,543
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $374,505.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $425,305 was received for securities on loan, of which $425,256 is held in Vanguard Market Liquidity Fund and $49 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	155	77,515	14

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	5,985	(4.310)	—	(168)
Strategy Inc.	8/31/2026	BANA	18,313	(3.630)	—	(832)
					—	(1,000)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Information Technology Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $85,153,169)	126,412,627
Affiliated Issuers (Cost $436,523)	436,550
Total Investments in Securities	126,849,177
Investment in Vanguard	3,011
Cash	2,872
Cash Collateral Pledged—Futures Contracts	3,534
Cash Collateral Pledged—Over-the-Counter Swap Contracts	470
Receivables for Investment Securities Sold	1,467,984
Receivables for Accrued Income	56,715
Receivables for Capital Shares Issued	9,268
Total Assets	128,393,031
Liabilities
Payables for Investment Securities Purchased	1,438,364
Collateral for Securities on Loan	425,305
Payables for Capital Shares Redeemed	15,549
Payables to Vanguard	4,123
Variation Margin Payable—Futures Contracts	147
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,000
Total Liabilities	1,884,488
Net Assets	126,508,543
1 Includes $374,505 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	85,316,680
Total Distributable Earnings (Loss)	41,191,863
Net Assets	126,508,543

ETF Shares—Net Assets[2]
Applicable to 1,204,988,118 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	109,426,017
Net Asset Value Per Share—ETF Shares	$90.81

Admiral™ Shares—Net Assets
Applicable to 45,922,163 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,082,526
Net Asset Value Per Share—Admiral Shares	$371.99
2 Shares outstanding and Net Asset Value Per Share adjusted to reflect an 8-for-1 share split. See Notes to Financial Statements for further details.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Information Technology Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	316,317
Interest[2]	1,780
Securities Lending—Net	3,672
Total Income	321,769
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,001
Management and Administrative—ETF Shares	45,760
Management and Administrative—Admiral Shares	7,331
Marketing and Distribution—ETF Shares	2,137
Marketing and Distribution—Admiral Shares	453
Custodian Fees	148
Shareholders’ Reports—ETF Shares	707
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	36
Other Expenses	27
Total Expenses	57,639
Net Investment Income	264,130
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,702,810
Futures Contracts	4,412
Swap Contracts	(16,576)
Realized Net Gain (Loss)	3,690,646
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,129,648
Futures Contracts	403
Swap Contracts	(994)
Change in Unrealized Appreciation (Depreciation)	1,129,057
Net Increase (Decrease) in Net Assets Resulting from Operations	5,083,833
1	Dividends are net of foreign withholding taxes of $603.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,671, $27, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,632,026 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Information Technology Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	264,130	496,193
Realized Net Gain (Loss)	3,690,646	5,810,773
Change in Unrealized Appreciation (Depreciation)	1,129,057	14,142,063
Net Increase (Decrease) in Net Assets Resulting from Operations	5,083,833	20,449,029
Distributions
ETF Shares	(238,028)	(426,890)
Admiral Shares	(38,488)	(72,703)
Total Distributions	(276,516)	(499,593)
Capital Share Transactions
ETF Shares	4,827,382	7,921,965
Admiral Shares	(174,967)	533,456
Net Increase (Decrease) from Capital Share Transactions	4,652,415	8,455,421
Total Increase (Decrease)	9,459,732	28,404,857
Net Assets
Beginning of Period	117,048,811	88,643,954
End of Period	126,508,543	117,048,811

See accompanying Notes, which are an integral part of the Financial Statements.
9

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$87.08	$71.73	$55.60	$43.65	$53.31	$41.07
Investment Operations
Net Investment Income[2]	.192	.384	.380	.386	.375	.329
Net Realized and Unrealized Gain (Loss) on Investments	3.740	15.357	16.212	11.949	(9.662)	12.238
Total from Investment Operations	3.932	15.741	16.592	12.335	(9.287)	12.567
Distributions
Dividends from Net Investment Income	(.202)	(.391)	(.462)	(.385)	(.373)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.202)	(.391)	(.462)	(.385)	(.373)	(.327)
Net Asset Value, End of Period	$90.81	$87.08	$71.73	$55.60	$43.65	$53.31
Total Return	4.52%	22.02%	29.98%	28.47%	-17.50%	30.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$109,426	$100,504	$75,456	$53,653	$43,558	$51,238
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.50%	0.60%	0.83%	0.76%	0.73%
Portfolio Turnover Rate[4]	5%	8%	13%	15%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect an 8-for-1 share split. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Information Technology Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$356.70	$293.83	$227.76	$178.82	$218.38	$168.23
Investment Operations
Net Investment Income[1]	.783	1.572	1.550	1.591	1.538	1.353
Net Realized and Unrealized Gain (Loss) on Investments	15.334	62.897	66.415	48.931	(39.572)	50.136
Total from Investment Operations	16.117	64.469	67.965	50.522	(38.034)	51.489
Distributions
Dividends from Net Investment Income	(.827)	(1.599)	(1.895)	(1.582)	(1.526)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.827)	(1.599)	(1.895)	(1.582)	(1.526)	(1.339)
Net Asset Value, End of Period	$371.99	$356.70	$293.83	$227.76	$178.82	$218.38
Total Return[2]	4.52%	22.02%	29.98%	28.47%	-17.50%	30.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,083	$16,545	$13,188	$8,783	$5,994	$7,301
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.50%	0.60%	0.83%	0.75%	0.73%
Portfolio Turnover Rate[4]	5%	8%	13%	15%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In February 2026, the board of trustees approved an 8-for-1 share split of the fund’s ETF share class, which occurred after the close of trading on April 20, 2026. Each ETF shareholder who owns shares as of the close of trading on that date received seven additional shares for every share held. Effective April 21, 2026, the ETF shares began trading at the new split-adjusted price. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
12

Information Technology Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $3,011,000, representing less than 0.01% of the fund’s net assets and 1.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
13

Information Technology Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	126,412,627	—	—	126,412,627
Temporary Cash Investments	436,550	—	—	436,550
Total	126,849,177	—	—	126,849,177
Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Liabilities
Swap Contracts	—	(1,000)	—	(1,000)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	85,748,938
Gross Unrealized Appreciation	45,602,473
Gross Unrealized Depreciation	(4,502,220)
Net Unrealized Appreciation (Depreciation)	41,100,253
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $3,669,512,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $6,123,144,000 of investment securities and sold $6,025,555,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $11,252,379,000 and $6,673,762,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $60,267,000 and sales were $436,000, resulting in net realized gain of $38,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	11,482,345	121,607	17,520,596	223,464
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,654,963)	(70,800)	(9,598,631)	(121,200)
Net Increase (Decrease)—ETF Shares	4,827,382	50,807	7,921,965	102,264
Admiral Shares
Issued	1,683,730	4,379	3,320,979	10,548
Issued in Lieu of Cash Distributions	34,980	93	66,171	213
Redeemed	(1,893,677)	(4,933)	(2,853,694)	(9,259)
Net Increase (Decrease)—Admiral Shares	(174,967)	(461)	533,456	1,502
1	Shares adjusted to reflect an 8-for-1 share split.
14

Information Technology Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54872 042026
15

Financial Statements
For the six-months ended February 28, 2026
Vanguard Communication Services Index Fund

Contents
Financial Statements	1

Communication Services Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (11.2%)
	Verizon Communications Inc.	5,627,000	282,138
	AT&T Inc.	9,600,113	268,899
*	AST SpaceMobile Inc.	807,856	63,974
*	Lumen Technologies Inc.	3,780,456	26,879
*	Globalstar Inc.	196,839	12,257
	Iridium Communications Inc.	365,587	8,756
*	Liberty Global Ltd. Class A	641,114	8,168
*	Liberty Global Ltd. Class C	523,487	6,439
*	GCI Liberty Inc. Class C	131,061	5,157
	Uniti Group Inc.	600,619	4,397
	IDT Corp. Class B	81,711	4,163
*	Liberty Latin America Ltd. Class C	522,141	4,146
	Cogent Communications Holdings Inc.	191,221	3,587
	Shenandoah Telecommunications Co.	181,683	2,476
*	Bandwidth Inc. Class A	110,697	1,641
*	Anterix Inc.	40,079	1,479
	ATN International Inc.	38,615	1,113
*	Liberty Latin America Ltd. Class A	112,877	885
*	GCI Liberty Inc. Class A	12,967	515
			707,069
Entertainment (24.7%)
*	Netflix Inc.	3,575,626	344,118
	Walt Disney Co.	2,506,517	265,791
*	Warner Bros Discovery Inc.	6,543,967	184,344
	Electronic Arts Inc.	639,905	128,346
*	Roblox Corp. Class A	1,868,319	128,279
*	Take-Two Interactive Software Inc.	600,584	127,012
*	Live Nation Entertainment Inc.	630,690	102,260
*	Liberty Media Corp.-Liberty Formula One Class C	824,305	75,498
	TKO Group Holdings Inc.	260,287	58,270
*	Roku Inc.	507,482	49,941
*	Madison Square Garden Sports Corp.	60,620	20,105
	Warner Music Group Corp. Class A	513,311	14,681
*	Sphere Entertainment Co.	99,329	11,821
	Cinemark Holdings Inc.	410,115	11,582
*	Madison Square Garden Entertainment Corp.	148,752	9,392
*	Atlanta Braves Holdings Inc. Class C	181,439	7,931
*	IMAX Corp.	177,251	7,592
*	Lionsgate Studios Corp.	785,673	7,071
*,1	AMC Entertainment Holdings Inc. Class A	1,996,859	2,316
	Marcus Corp.	89,973	1,514
*	Eventbrite Inc. Class A	304,728	1,347
*	Atlanta Braves Holdings Inc. Class A	24,937	1,207
	Playtika Holding Corp.	292,871	905
*	Playstudios Inc.	360,399	184
*,1	Vivid Seats Inc. Class A	13,296	79
			1,561,586
Interactive Media & Services (47.8%)
	Meta Platforms Inc. Class A	2,153,350	1,395,758
	Alphabet Inc. Class A	2,734,881	852,626
	Alphabet Inc. Class C	1,818,342	566,286
*	Reddit Inc. Class A	392,063	57,167
*	Pinterest Inc. Class A	2,311,729	39,600
	Match Group Inc.	870,031	27,493
*	Snap Inc. Class A	4,177,404	21,764
*	IAC Inc.	263,926	10,114
*	Cargurus Inc.	315,078	9,673
*,1	Trump Media & Technology Group Corp.	642,949	6,886
*	ZoomInfo Technologies Inc.	1,026,180	6,373
1

Communication Services Index Fund
		Shares	Market Value• ($000)
*	Yelp Inc.	226,000	5,038
*	Ziff Davis Inc.	152,671	4,134
*	TripAdvisor Inc.	386,840	3,911
*	QuinStreet Inc.	209,899	2,460
*	Cars.com Inc.	221,235	1,889
*	EverQuote Inc. Class A	113,359	1,791
*	Taboola.com Ltd.	552,853	1,753
*	Grindr Inc.	143,852	1,637
	Shutterstock Inc.	96,818	1,627
*,1	Rumble Inc.	293,514	1,588
*	fuboTV Inc. Class A	1,334,273	1,561
*	Nextdoor Holdings Inc.	854,866	1,496
*	Mediaalpha Inc. Class A	113,779	1,131
*	Angi Inc.	142,819	1,111
*	Bumble Inc. Class A	347,070	1,055
*	ZipRecruiter Inc. Class A	238,234	431
			3,026,353
Media (12.7%)
	Comcast Corp. Class A	6,114,776	189,314
	Omnicom Group Inc.	1,220,649	104,109
*	Charter Communications Inc. Class A	326,369	76,576
*	EchoStar Corp. Class A	546,044	63,085
	New York Times Co. Class A	597,306	47,659
*	Trade Desk Inc. Class A	1,708,415	40,694
	News Corp. Class A	1,456,035	35,367
	Fox Corp. Class A	605,816	34,132
	Fox Corp. Class B	591,505	30,599
	Nexstar Media Group Inc.	111,771	28,057
*	Liberty Broadband Corp. Class C	454,960	24,845
*	Versant Media Group Inc.	559,295	18,636
	Paramount Skydance Corp. Class B	1,248,214	16,863
	Sirius XM Holdings Inc.	718,053	15,768
	TEGNA Inc.	624,970	13,093
	News Corp. Class B	468,896	12,557
*	Magnite Inc.	556,849	7,584
*	DoubleVerify Holdings Inc.	538,142	5,672
	John Wiley & Sons Inc. Class A	160,930	4,992
*	Liberty Broadband Corp. Class A	68,932	3,762
*	USA TODAY Co. Inc.	544,003	3,237
	Scholastic Corp.	81,439	2,832
	Sinclair Inc.	142,980	2,336
*	Clear Channel Outdoor Holdings Inc.	967,955	2,323
*	Stagwell Inc.	453,193	2,184
*	Cable One Inc.	18,647	1,789
	Gray Media Inc.	342,119	1,776
*	Ibotta Inc. Class A	59,009	1,474
*	Optimum Communications Inc. Class A	941,245	1,355
*	iHeartMedia Inc. Class A	401,651	1,313
*	Boston Omaha Corp. Class A	96,161	1,188
*	PubMatic Inc. Class A	141,152	1,143
*	AMC Networks Inc. Class A	124,506	1,017
*	EW Scripps Co. Class A	238,335	989
	National CineMedia Inc.	255,760	911
*	MNTN Inc. Class A	43,247	422
*	TechTarget Inc.	113,427	398
*	Thryv Holdings Inc.	161,256	374
*	Advantage Solutions Inc.	389,634	204
*	Cardlytics Inc.	176,672	153
			800,782
Wireless Telecommunication Services (3.3%)
	T-Mobile US Inc.	860,214	186,744
	Telephone & Data Systems Inc.	398,069	17,813
	Array Digital Infrastructure Inc.	62,360	3,039
*	Gogo Inc.	286,629	1,212
	Spok Holdings Inc.	80,204	974
			209,782
Total Common Stocks (Cost $5,398,188)			6,305,572
2

Communication Services Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $23,503)	235,067	23,505
Total Investments (100.1%) (Cost $5,421,691)			6,329,077
Other Assets and Liabilities—Net (-0.1%)			(6,127)
Net Assets (100.0%)			6,322,950
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,229.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,908 was received for securities on loan, of which $9,509 is held in Vanguard Market Liquidity Fund and $399 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AST SpaceMobile Inc.	2/1/2027	GSI	5,397	(3.630)	—	(255)
Fox Corp. Class A	8/31/2026	BANA	11,095	(3.630)	454	—
					454	(255)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $579 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Communication Services Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,398,188)	6,305,572
Affiliated Issuers (Cost $23,503)	23,505
Total Investments in Securities	6,329,077
Investment in Vanguard	154
Cash	400
Receivables for Investment Securities Sold	236,208
Receivables for Accrued Income	1,117
Receivables for Capital Shares Issued	296
Unrealized Appreciation—Over-the-Counter Swap Contracts	454
Total Assets	6,567,706
Liabilities
Payables for Investment Securities Purchased	233,847
Collateral for Securities on Loan	9,908
Payables for Capital Shares Redeemed	546
Payables to Vanguard	200
Unrealized Depreciation—Over-the-Counter Swap Contracts	255
Total Liabilities	244,756
Net Assets	6,322,950
1 Includes $8,229 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	5,843,360
Total Distributable Earnings (Loss)	479,590
Net Assets	6,322,950

ETF Shares—Net Assets
Applicable to 31,177,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,990,165
Net Asset Value Per Share—ETF Shares	$192.13

Admiral™ Shares—Net Assets
Applicable to 3,399,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	332,785
Net Asset Value Per Share—Admiral Shares	$97.91

See accompanying Notes, which are an integral part of the Financial Statements.
4

Communication Services Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	31,522
Interest[1]	294
Securities Lending—Net	64
Total Income	31,880
Expenses
The Vanguard Group—Note C
Investment Advisory Services	49
Management and Administrative—ETF Shares	2,349
Management and Administrative—Admiral Shares	138
Marketing and Distribution—ETF Shares	143
Marketing and Distribution—Admiral Shares	9
Custodian Fees	11
Shareholders’ Reports—ETF Shares	100
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	2,810
Net Investment Income	29,070
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	493,386
Swap Contracts	835
Realized Net Gain (Loss)	494,221
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(74,075)
Swap Contracts	147
Change in Unrealized Appreciation (Depreciation)	(73,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	449,363
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $291, ($2), and $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $615,627 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Communication Services Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,070	53,283
Realized Net Gain (Loss)	494,221	451,391
Change in Unrealized Appreciation (Depreciation)	(73,928)	790,057
Net Increase (Decrease) in Net Assets Resulting from Operations	449,363	1,294,731
Distributions
ETF Shares	(34,356)	(51,314)
Admiral Shares	(1,932)	(2,850)
Total Distributions	(36,288)	(54,164)
Capital Share Transactions
ETF Shares	60,592	370,195
Admiral Shares	(3,931)	39,228
Net Increase (Decrease) from Capital Share Transactions	56,661	409,423
Total Increase (Decrease)	469,736	1,649,990
Net Assets
Beginning of Period	5,853,214	4,203,224
End of Period	6,322,950	5,853,214

See accompanying Notes, which are an integral part of the Financial Statements.
6

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$180.12	$139.25	$109.41	$94.12	$149.87	$108.04
Investment Operations
Net Investment Income[1]	.874	1.723	1.366	1.128	1.110	1.018
Net Realized and Unrealized Gain (Loss) on Investments	12.215	40.898	29.757	15.127	(55.695)	41.708
Total from Investment Operations	13.089	42.621	31.123	16.255	(54.585)	42.726
Distributions
Dividends from Net Investment Income	(1.079)	(1.751)	(1.283)	(.965)	(1.165)	(.896)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.079)	(1.751)	(1.283)	(.965)	(1.165)	(.896)
Net Asset Value, End of Period	$192.13	$180.12	$139.25	$109.41	$94.12	$149.87
Total Return	7.28%	30.82%	28.62%	17.46%	-36.61%	39.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,990	$5,537	$3,990	$3,424	$2,717	$4,787
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.10%	1.10%	1.19%	0.92%	0.80%
Portfolio Turnover Rate[3]	11%	12%	15%	15%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Communication Services Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.79	$70.96	$55.75	$47.97	$76.38	$55.06
Investment Operations
Net Investment Income[1]	.444	.873	.690	.591	.572	.519
Net Realized and Unrealized Gain (Loss) on Investments	6.226	20.849	15.176	7.682	(28.388)	21.259
Total from Investment Operations	6.670	21.722	15.866	8.273	(27.816)	21.778
Distributions
Dividends from Net Investment Income	(.550)	(.892)	(.656)	(.493)	(.594)	(.458)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.550)	(.892)	(.656)	(.493)	(.594)	(.458)
Net Asset Value, End of Period	$97.91	$91.79	$70.96	$55.75	$47.97	$76.38
Total Return[2]	7.28%	30.82%	28.64%	17.44%	-36.61%	39.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$333	$316	$213	$115	$70	$124
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.09%	1.08%	1.21%	0.93%	0.79%
Portfolio Turnover Rate[4]	11%	12%	15%	15%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
9

Communication Services Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $154,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,305,572	—	—	6,305,572
Temporary Cash Investments	23,505	—	—	23,505
Total	6,329,077	—	—	6,329,077
Derivative Financial Instruments
Assets
Swap Contracts	—	454	—	454
Liabilities
Swap Contracts	—	(255)	—	(255)
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Communication Services Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,441,793
Gross Unrealized Appreciation	1,331,740
Gross Unrealized Depreciation	(444,456)
Net Unrealized Appreciation (Depreciation)	887,284
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $895,790,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $764,278,000 of investment securities and sold $720,516,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,246,436,000 and $1,241,264,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $0 and sales were $13,000, resulting in net realized loss of $2,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,253,747	6,786	1,776,091	10,886
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,193,155)	(6,350)	(1,405,896)	(8,800)
Net Increase (Decrease)—ETF Shares	60,592	436	370,195	2,086
Admiral Shares
Issued	79,145	819	148,447	1,819
Issued in Lieu of Cash Distributions	1,549	16	2,305	29
Redeemed	(84,625)	(877)	(111,524)	(1,406)
Net Increase (Decrease)—Admiral Shares	(3,931)	(42)	39,228	442
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
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Communication Services Index Fund
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54882 042026
12

Financial Statements
For the six-months ended February 28, 2026
Vanguard Utilities Index Fund

Contents
Financial Statements	1

Utilities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Electric Utilities (61.7%)
	NextEra Energy Inc.	14,025,351	1,315,157
	Southern Co.	7,212,355	702,339
	Duke Energy Corp.	5,296,450	693,041
	Constellation Energy Corp.	2,097,730	691,999
	American Electric Power Co. Inc.	3,637,586	486,782
	Xcel Energy Inc.	4,028,832	335,843
	Entergy Corp.	3,041,662	325,792
	Exelon Corp.	6,280,827	310,713
	PG&E Corp.	14,969,437	284,419
	NRG Energy Inc.	1,305,212	233,581
	PPL Corp.	5,038,180	196,388
	Edison International	2,620,689	195,870
	Eversource Energy	2,555,320	194,741
	FirstEnergy Corp.	3,737,610	191,216
	Evergy Inc.	1,567,929	131,173
	Alliant Energy Corp.	1,750,726	126,648
	Pinnacle West Capital Corp.	815,175	81,762
	OGE Energy Corp.	1,403,917	68,989
	IDACORP Inc.	368,089	52,994
*,1	Oklo Inc.	754,002	47,464
	Portland General Electric Co.	766,128	41,340
	TXNM Energy Inc.	667,644	39,404
	Otter Tail Corp.	256,863	21,859
	MGE Energy Inc.	248,864	20,412
*	Hawaiian Electric Industries Inc.	1,175,687	18,211
	Genie Energy Ltd. Class B	94,535	1,374
			6,809,511
Gas Utilities (4.8%)
	Atmos Energy Corp.	1,101,620	205,772
	National Fuel Gas Co.	614,776	55,963
	UGI Corp.	1,462,981	54,730
	New Jersey Resources Corp.	686,128	37,216
	Southwest Gas Holdings Inc.	417,874	36,844
	Spire Inc.	402,079	36,834
	ONE Gas Inc.	408,616	35,729
	MDU Resources Group Inc.	1,322,374	27,347
	Chesapeake Utilities Corp.	161,073	21,901
	Northwest Natural Holding Co.	282,913	15,006
			527,342
Independent Power and Renewable Electricity Producers (6.0%)
	Vistra Corp.	2,307,671	401,281
*	Talen Energy Corp.	264,498	98,121
	AES Corp.	4,850,136	83,810
	Ormat Technologies Inc. (XNYS)	393,283	40,783
	Clearway Energy Inc. Class C	577,938	22,141
	Clearway Energy Inc. Class A	235,696	8,490
*	XPLR Infrastructure LP	607,743	6,436
*	Hallador Energy Co.	239,227	4,349
			665,411
Multi-Utilities (24.0%)
	Sempra	4,445,267	427,946
	Dominion Energy Inc.	5,815,805	367,210
	Public Service Enterprise Group Inc.	3,399,625	292,606
	Consolidated Edison Inc.	2,458,244	276,601
	WEC Energy Group Inc.	2,215,502	259,125
	DTE Energy Co.	1,414,477	209,682
	Ameren Corp.	1,842,276	208,693
	CenterPoint Energy Inc.	4,446,543	193,425
1

Utilities Index Fund
		Shares	Market Value• ($000)
	CMS Energy Corp.	2,072,654	161,812
	NiSource Inc.	3,250,083	153,729
	Black Hills Corp.	514,033	37,864
	Northwestern Energy Group Inc.	418,228	29,259
	Avista Corp.	554,188	22,511
	Unitil Corp.	121,848	6,374
			2,646,837
Water Utilities (3.0%)
	American Water Works Co. Inc.	1,329,296	180,824
	Essential Utilities Inc.	1,927,983	77,061
	American States Water Co.	263,662	19,651
	California Water Service Group	406,220	18,312
	H2O America	231,864	12,472
	Middlesex Water Co.	124,702	6,734
	Consolidated Water Co. Ltd.	102,932	3,896
	York Water Co.	98,103	3,226
	Artesian Resources Corp. Class A	64,194	2,175
			324,351
Total Common Stocks (Cost $8,068,284)			10,973,452
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $35,727)	357,285	35,725
Total Investments (99.8%) (Cost $8,104,011)			11,009,177
Other Assets and Liabilities—Net (0.2%)			20,284
Net Assets (100.0%)			11,029,461
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,222.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,506 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Exelon Corp.	8/31/2026	BANA	29,220	(3.630)	459	—
Southern Co.	8/31/2026	BANA	27,529	(3.630)	629	—
					1,088	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $416 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Utilities Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,068,284)	10,973,452
Affiliated Issuers (Cost $35,727)	35,725
Total Investments in Securities	11,009,177
Investment in Vanguard	232
Cash	1
Receivables for Investment Securities Sold	20,044
Receivables for Accrued Income	41,543
Receivables for Capital Shares Issued	9,180
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,088
Total Assets	11,081,265
Liabilities
Payables for Investment Securities Purchased	40,188
Collateral for Securities on Loan	2,506
Payables for Capital Shares Redeemed	8,763
Payables to Vanguard	347
Total Liabilities	51,804
Net Assets	11,029,461
1 Includes $2,222 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	8,428,573
Total Distributable Earnings (Loss)	2,600,888
Net Assets	11,029,461

ETF Shares—Net Assets
Applicable to 43,105,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,873,797
Net Asset Value Per Share—ETF Shares	$205.86

Admiral™ Shares—Net Assets
Applicable to 20,871,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,155,664
Net Asset Value Per Share—Admiral Shares	$103.28

See accompanying Notes, which are an integral part of the Financial Statements.
3

Utilities Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	137,994
Interest[1]	587
Securities Lending—Net	29
Total Income	138,610
Expenses
The Vanguard Group—Note C
Investment Advisory Services	74
Management and Administrative—ETF Shares	3,198
Management and Administrative—Admiral Shares	799
Marketing and Distribution—ETF Shares	132
Marketing and Distribution—Admiral Shares	50
Custodian Fees	23
Shareholders’ Reports—ETF Shares	137
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	4,434
Net Investment Income	134,176
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	27,946
Swap Contracts	3,709
Realized Net Gain (Loss)	31,655
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,178,205
Swap Contracts	1,088
Change in Unrealized Appreciation (Depreciation)	1,179,293
Net Increase (Decrease) in Net Assets Resulting from Operations	1,345,124
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $586, $1, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $39,307 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Utilities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	134,176	243,577
Realized Net Gain (Loss)	31,655	136,699
Change in Unrealized Appreciation (Depreciation)	1,179,293	725,920
Net Increase (Decrease) in Net Assets Resulting from Operations	1,345,124	1,106,196
Distributions
ETF Shares	(107,599)	(198,238)
Admiral Shares	(26,615)	(50,576)
Total Distributions	(134,214)	(248,814)
Capital Share Transactions
ETF Shares	503,920	364,830
Admiral Shares	63,442	32,519
Net Increase (Decrease) from Capital Share Transactions	567,362	397,349
Total Increase (Decrease)	1,778,272	1,254,731
Net Assets
Beginning of Period	9,251,189	7,996,458
End of Period	11,029,461	9,251,189

See accompanying Notes, which are an integral part of the Financial Statements.
5

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$182.78	$165.04	$136.43	$161.46	$149.52	$129.35
Investment Operations
Net Investment Income[1]	2.573	4.935	4.835	4.708	4.393	4.310
Net Realized and Unrealized Gain (Loss) on Investments	23.097	17.846	28.640	(25.005)	11.897	20.048
Total from Investment Operations	25.670	22.781	33.475	(20.297)	16.290	24.358
Distributions
Dividends from Net Investment Income	(2.590)	(5.041)	(4.865)	(4.733)	(4.350)	(4.188)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.590)	(5.041)	(4.865)	(4.733)	(4.350)	(4.188)
Net Asset Value, End of Period	$205.86	$182.78	$165.04	$136.43	$161.46	$149.52
Total Return	14.20%	14.09%	25.31%	-12.75%	11.18%	19.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,874	$7,398	$6,351	$5,071	$6,030	$5,126
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.86%	3.41%	3.19%	2.87%	3.09%
Portfolio Turnover Rate[3]	2%	6%	5%	4%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Utilities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.70	$82.80	$68.45	$81.00	$75.01	$64.89
Investment Operations
Net Investment Income[1]	1.286	2.471	2.423	2.351	2.212	2.166
Net Realized and Unrealized Gain (Loss) on Investments	11.593	8.958	14.368	(12.527)	5.961	10.055
Total from Investment Operations	12.879	11.429	16.791	(10.176)	8.173	12.221
Distributions
Dividends from Net Investment Income	(1.299)	(2.529)	(2.441)	(2.374)	(2.183)	(2.101)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.299)	(2.529)	(2.441)	(2.374)	(2.183)	(2.101)
Net Asset Value, End of Period	$103.28	$91.70	$82.80	$68.45	$81.00	$75.01
Total Return[2]	14.20%	14.09%	25.29%	-12.73%	11.22%	19.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,156	$1,853	$1,645	$1,445	$1,877	$1,582
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.85%	3.41%	3.17%	2.88%	3.10%
Portfolio Turnover Rate[4]	2%	6%	5%	4%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
8

Utilities Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $232,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,973,452	—	—	10,973,452
Temporary Cash Investments	35,725	—	—	35,725
Total	11,009,177	—	—	11,009,177
Derivative Financial Instruments
Assets
Swap Contracts	—	1,088	—	1,088
9

Utilities Index Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,136,980
Gross Unrealized Appreciation	3,045,474
Gross Unrealized Depreciation	(173,277)
Net Unrealized Appreciation (Depreciation)	2,872,197
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $351,368,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $319,700,000 of investment securities and sold $219,831,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $562,286,000 and $108,158,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	612,092	3,207	1,003,446	5,790
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(108,172)	(575)	(638,616)	(3,800)
Net Increase (Decrease)—ETF Shares	503,920	2,632	364,830	1,990
Admiral Shares
Issued	270,823	2,825	413,487	4,773
Issued in Lieu of Cash Distributions	20,115	216	38,472	454
Redeemed	(227,496)	(2,382)	(419,440)	(4,882)
Net Increase (Decrease)—Admiral Shares	63,442	659	32,519	345
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q54892 042026
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on November 4, 2025, shareholders of Vanguard Financials Index Fund (the “Fund”) approved the proposal to change the diversification status of the Fund from diversified to non-diversified and eliminate the related fundamental restrictions. Each vote reported below represents one dollar of the total combined net asset value of the Fund’s shares held on the record date of August 26, 2025.

Votes For	Votes Against	Abstained	Broker Non-Votes
7,171,927,825	138,912,318	271,434,060	N/A

At a special meeting of shareholders on January 6, 2026, shareholders of Vanguard Health Care Index Fund (the “Fund”) approved the proposal to change the diversification status of the Fund from diversified to non-diversified and eliminate the related fundamental restrictions. Each vote reported below represents one dollar of the total combined net asset value of the Fund’s shares held on the record date of August 26, 2025.

Votes For	Votes Against	Abstained	Broker Non-Votes
7,799,136,167	729,677,195	379,107,973	N/A

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – FTSE Social Index Fund

A majority of independent trustees of the board of Vanguard FTSE Social Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Stock Index Funds

A majority of independent trustees of the board of Vanguard Communications Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, Vanguard Information Technology Index Fund, Vanguard Materials Index Fund and Vanguard Utilities Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Mega Cap Index Funds

A majority of independent trustees of the board of Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – International Growth Fund

A majority of independent trustees of the board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that each advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Growth Fund

A majority of independent trustees of the board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Jennison Associates LLC (Jennison), Wellington Management Company LLP (Wellington Management), and Baillie Gifford Overseas Ltd. (Baillie Gifford). The trustees determined that renewing the fund’s advisory arrangements with these advisors was in the best interests of the fund and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Jennison. Jennison, founded in 1969, is an indirect, wholly-owned subsidiary of Prudential Financial Inc. The firm currently oversees a wide range of equity and fixed income strategies. The Jennison team utilizes internal fundamental research to identify companies that exhibit above-average growth in units, revenues, earnings and/or cash flows. When analyzing a company for purchase or sale, Jennison focuses on the duration of a company’s growth opportunity and seeks to capture inflection points in the company’s growth trajectory. Jennison has managed a portion of the fund since 2014.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a fundamental research approach to identify companies with sustainable growth advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, followed by a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that each advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Jennison, Wellington Management, or Baillie Gifford in determining whether to approve the advisory fees, because the advisors are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison, Wellington Management, and Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.